As filed with the Securities and Exchange             Registration No. 33-91846*
Commission on December 31, 1996                        Registration No. 811-2513


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                        Post-Effective Amendment No. 8 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


         [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75976.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                             LOCATION - PROSPECTUS
                                                                              DATED MARCH __, 1997

     FORM N-4
     ITEM NO.                         PART A (PROSPECTUS)
         1           Cover Page...........................................  Cover Page

         2           Definitions..........................................  Definitions

         3           Synopsis.............................................  Prospectus Summary; Fee Table

         4           Condensed Financial Information......................  Condensed Financial Information

         5           General Description of Registrant,
                     Depositor, and Portfolio Companies...................  The Company; Variable Annuity Account
                                                                            C; Investment Options - The Funds

         6           Deductions and Expenses..............................  Charges and Deductions; Miscellaneous -
                                                                            Distribution

         7           General Description of Variable Annuity
                     Contracts...........................................   Purchase; Miscellaneous

         8           Annuity Period.......................................  Annuity Period

         9           Death Benefit........................................  Death Benefit During Accumulation
                                                                            Period; Annuity Period - Death Benefit
                                                                            Payable During the Annuity Period

        10           Purchases and Contract Value.........................  Purchase; Contract Valuation

        11           Redemptions..........................................  Purchase - Right to Cancel; Withdrawals

        12           Taxes................................................  Tax Status

        13           Legal Proceedings....................................  Miscellaneous - Legal Matters and
                                                                            Proceedings


     Form N-4
     Item No.            Part B (Statement of Additional Information)                     Location

        14           Table of Contents of the Statement of Additional
                     Information..........................................  Contents of the Statement of Additional
                                                                            Information

        15           Cover Page...........................................  Cover page

        16           Table of Contents....................................  Table of Contents

        17           General Information and History......................  General Information and History

        18           Services.............................................  General Information and History;
                                                                            Independent Auditors

        19           Purchase of Securities Being Offered.................  Offering and Purchase of Contracts

        20           Underwriters.........................................  Offering and Purchase of Contracts

        21           Calculation of Performance Data......................  Performance Data - Average Annual
                                                                            Total Return Quotations

        22           Annuity Payments.....................................  Annuity Payments

        23           Financial Statements.................................  Financial Statements of the
                                                                            Separate Account; Financial
                                                                            Statements of Aetna Life Insurance
                                                                            and Annuity Company


                    Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS
=============================================================================

This Prospectus describes group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to fund plans that provide retirement income for employees of institutions of higher education. The Contracts are available through participation in retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.")

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Variable Fund
[bullet] Aetna Income Shares
[bullet] Aetna Variable Encore Fund
[bullet] Aetna Investment Advisers Fund, Inc.
[bullet] Aetna Ascent Variable Portfolio
[bullet] Aetna Crossroads Variable Portfolio
[bullet] Aetna Legacy Variable Portfolio
[bullet] Aetna Variable Index Plus Portfolio
[bullet] Alger American Growth Portfolio
[bullet] Alger American Small Cap Portfolio
[bullet] Calvert Responsibly Invested Balanced Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Franklin Government Securities Trust
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Short-Term Bond Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Lexington Natural Resources Trust
[bullet] Neuberger & Berman Growth Portfolio
[bullet] Scudder International Portfolio Class A Shares
[bullet] TCI Growth (a Twentieth Century fund)

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Plus Account and the Fixed Account (available for accumulation only in limited circumstances). Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or under all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 16 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus and the Statement of Additional Information are dated March __, 1997.


                      SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



 -----------------------------------------------------------------------------

                                TABLE OF CONTENTS


DEFINITIONS ..................................  DEFINITIONS - 1
PROSPECTUS SUMMARY  ..........................      SUMMARY - 1
FEE TABLE.....................................    FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ..............  AUV HISTORY - 1
THE COMPANY ..........................................        1
VARIABLE ANNUITY ACCOUNT C ...........................        1
INVESTMENT OPTIONS ...................................        1
  The Funds ..........................................        1
  Credited Interest Options ..........................        4
PURCHASE .............................................        4
  Contract Availability ..............................        4
  Purchasing Interests in the Contract ...............        4
  Rights Under the Contract ..........................        5
  Right to Cancel ....................................        5
CHARGES AND DEDUCTIONS ...............................        5
  Daily Deductions from the Separate Account .........        5
    Mortality and Expense Risk Charge ................        5
    Asset Based Sales Charge .........................        5
    Administrative Expense Charge ....................        6
  Fund Expenses ......................................        6
  Premium and Other Taxes ............................        6
CONTRACT VALUATION ...................................        6
  Account Value ......................................        6
  Accumulation Units .................................        6
  Net Investment Factor ..............................        6
TRANSFERS ............................................        7
  Dollar Cost Averaging Program ......................        7
WITHDRAWALS ..........................................        7
  Reinvestment Privilege .............................        8
CONTRACT LOANS .......................................        8
ADDITIONAL WITHDRAWAL OPTIONS ........................        8
DEATH BENEFIT DURING ACCUMULATION PERIOD .............        9
ANNUITY PERIOD .......................................        9
  Annuity Period Elections ...........................        9
  Annuity Options ....................................       10
  Duration of Annuity Payments .......................       10
  Charges Deducted During the Annuity Period .........       11
  Death Benefit Payable During the Annuity Period ....       11
TAX STATUS ...........................................       11
  Introduction .......................................       11
  Taxation of the Company ............................       11
  Contracts Used with Certain Retirement Plans .......       12


 -----------------------------------------------------------------------------

MISCELLANEOUS ........................................       14
  Distribution .......................................       14
  Delay or Suspension of Payments ....................       14
  Performance Reporting ..............................       14
  Voting Rights ......................................       15
  Changes in Beneficiary Designations ................       15
  Modification of the Contract .......................       15
  Legal Matters and Proceedings ......................       15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..       16
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ..........       17
APPENDIX II--FIXED PLUS ACCOUNT ......................       18
APPENDIX III--FIXED PLUS ACCOUNT
  (Applicable Only In Limited Circumstances)  .........      20
APPENDIX IV--FIXED PLUS ACCOUNT
  (Applicable Only In Limited Circumstances)  .........      22
APPENDIX V--FIXED ACCOUNT
  (Applicable Only In Limited Circumstances)  .........      24


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

 -----------------------------------------------------------------------------

                                 DEFINITIONS
=============================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Employee Accounts and Employer Accounts may be established for each Participant.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person(s) entitled to receive any death benefit upon the death of the Participant.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group deferred variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to whom the Contract is issued. The Contract Holder is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. The Fixed Account is an additional Credited Interest Option described in an Appendix to this Prospectus; however, the Fixed Account is available during accumulation only in limited circumstances. Amounts allocated to the Credited Interest Options are included in the Account Value.

Employee Account: An account that is credited with payments derived from employee salary reduction or salary deduction contributions (as provided for by the Plan) and remitted to the Company by the employer on behalf of each Participant.

Employer Account: An account that is credited with net Purchase Payments made by the Contract Holder.

Section 403(b) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 403(b) and transferred funds attributable to Code
Section 403(b).

Section 401(a) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 401(a) and transferred funds attributable to Section 401(a) contributions. Section 401(a) Contracts issued to some Plans may also accept Purchase Payments made pursuant to Code Section 414(h) and transferred funds attributable to Section 414(h).

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

 -----------------------------------------------------------------------------
                               DEFINITIONS - 1

Loan Account: An account established for record keeping purposes and credited with the amount of any loan.

Master Contracts: Contracts used in conjunction with a group of affiliated government institutions of higher education.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans adopted by higher education systems for their employees under Section 401(a) or Section 403(b) of the Code.

Purchase Payment(s): The gross payment(s) submitted to the Company under a Contract.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the value of the Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

 -----------------------------------------------------------------------------
                               DEFINITIONS - 2

                             PROSPECTUS SUMMARY
=============================================================================

Contracts Offered

   The Contracts described in this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available for institutions of higher education to fund (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under Section 401(a) of the Code. Section 401 Contracts issued to some Plans may also accept payments and transferred funds made pursuant to Section 414(h) of the Code.

Contract Purchase

   The Contract may be purchased by institutions of higher education on behalf of a group made up of their employees. One or more Contracts are issued to the Contract Holder once we receive a completed master application form(s). Eligible employees may participate in the Contract by completing the enrollment form (and any other required forms) and submitting them to the Company. Depending upon the terms of the Plan, Purchase Payments can be applied to the Contract either through a lump-sum transfer, through periodic salary reduction or salary deduction, or through employer contributions. For each Contract, one or more Employee Accounts will be established for contributions made by an employee, and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf. (See "Purchase.")

Free Look Period

   You or the Contract Holder may cancel participation in the Contract within 10 days after you receive the Contract or other document evidencing your interest in the Contract (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount that will be received upon cancellation will reflect the investment performance of the Subaccounts into which Purchase Payments were deposited. In some cases this may be more or less than the amount of Purchase Payments. (See "Purchase--Right to Cancel.")

Investment Options

   The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

   The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Plus Account and the Fixed Account (available during accumulation only in limited circumstances). (See the Appendices to this Prospectus.)

Charges and Deductions

   Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges, an asset based sales charge and an administrative expense charge), as well as premium and other taxes. Not all charges apply to all Contracts. The Funds also incur certain fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")

Transfers

   Subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

 -----------------------------------------------------------------------------
                                 SUMMARY - 1

Withdrawals

   All or a part of the Account Value may be withdrawn prior to the Annuity Date, subject to Plan provisions, by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Credited Interest Options. A distribution can be made from certain Employer Accounts and certain Employee Accounts (as provided by the Plan) only if the Contract Holder certifies in writing that you are eligible, both as to timing and form of distribution. The withdrawal will generally be subject to income tax and may be subject to a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

   The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

Loans

   If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. (See "Contract Loans.")

Death Benefit

   A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During the Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

The Annuity Period

   You may elect to begin receiving Annuity Payments on the Annuity Date. For certain Employer and Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.") Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If you choose a variable payout, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

Taxes

   Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

Inquiries

   Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to: Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut 06156-1277
                   Attention: Customer Service


[bullet] Call Customer   1-800-525-4225 (for automated transfers or
         Service:        changes in the allocation of Account Values,
                         call: 1-800-262-3862)



 -----------------------------------------------------------------------------
                                 SUMMARY - 2

                                  FEE TABLE
================================================================================

This Fee Table describes the various charges and expenses associated with the Contract. The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding the expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

               TABLE A--FOR MASTER CONTRACTS ISSUED OR ENDORSED
                         ON OR AFTER OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

 During the Accumulation Period:
  Mortality and Expense Risk Charge  .............................    1.00%*
  Administrative Expense Charge. We currently do not impose an
  Administrative Expense Charge.
    However, we reserve the right to deduct a daily charge of not
    more than 0.25% per year from the Subaccounts.  ..............    0.00%
                                                                     --------
  Total Separate Account Charges  ................................    1.00%


During the Annuity Period (All Contracts):
  Mortality and Expense Risk Charge  .............................    1.25%
  Administrative Expense Charge. We currently do not impose an
  Administrative Expense Charge.
    However, we reserve the right to deduct a daily charge of not
    more than 0.25% per year from the Subaccounts.  ..............    0.00%
                                                                     --------
  Total Separate Account Charges  ................................    1.25%

*The mortality and expense risk charge during the Accumulation Period is 0.75% for Contracts issued to Plans that meet certain criteria. See "Charges and Deductions."

2. ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1995.)

                               Investment
                                Advisory
                                 Fees(1)
                                 (after      Other Expenses
                                 expense     (after expense     Total Fund
                             reimbursement   reimbursement)   Annual Expenses
                               ------------  --------------  ----------------
Aetna Variable Fund(2)            0.50%           0.06%            0.56%
Aetna Income Shares(2)            0.40%           0.08%            0.48%
Aetna Variable Encore
  Fund(2)                         0.25%           0.10%            0.35%
Aetna Investment Advisers
  Fund, Inc.(2)                   0.50%           0.08%            0.58%
Aetna Ascent Variable
  Portfolio(2)                    0.60%           0.15%            0.75%
Aetna Crossroads Variable
  Portfolio(2)                    0.60%           0.15%            0.75%
Aetna Legacy Variable
  Portfolio(2)                    0.60%           0.15%            0.75%
Aetna Variable Index Plus
  Portfolio                       0.35%           0.15%            0.50%
Alger American Growth
  Portfolio                       0.75%           0.10%            0.85%
Alger American Small Cap
  Portfolio                       0.85%           0.07%            0.92%
Calvert Responsibly
  Invested Balanced
  Portfolio(3)                    0.70%           0.13%            0.83%
Fidelity VIP II Contrafund
  Portfolio(4)                    0.61%           0.11%            0.72%
Fidelity VIP Equity-Income
  Portfolio                       0.51%           0.10%            0.61%
Fidelity VIP Growth
  Portfolio                       0.61%           0.09%            0.70%
Fidelity VIP Overseas
  Portfolio                       0.76%           0.15%            0.91%

 -----------------------------------------------------------------------------
                                FEE TABLE - 1

Franklin Government
  Securities Trust(5)             0.63%           0.13%            0.76%
Janus Aspen Aggressive
  Growth Portfolio(6)             0.75%           0.11%            0.86%
Janus Aspen Balanced
  Portfolio(6)                    0.82%           0.55%            1.37%
Janus Aspen Flexible Income
  Portfolio                       0.65%           0.42%            1.07%
Janus Aspen Growth
  Portfolio(6)                    0.65%           0.13%            0.78%
Janus Aspen Short-Term Bond
  Portfolio(6)                    0.00%           0.70%            0.70%
Janus Aspen Worldwide
  Growth Portfolio(6)             0.68%           0.22%            0.90%
Lexington Natural Resources
  Trust                           1.00%           0.47%            1.47%
Neuberger & Berman Growth
  Portfolio(7)                    0.84%           0.10%            0.94%
Scudder International
  Portfolio Class A Shares        0.88%           0.20%            1.08%
TCI Growth(8)                     1.00%           0.00%            1.00%

------------

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) As of May 1, 1996, the Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown are not based on figures for the year ended December 31, 1995, but reflect the fee payable under this Agreement.

(3) The Management and Advisory Fees are subject to a performance adjustment, after July 1, 1996, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.02%. Net fund operating expenses after reduction for fees paid indirectly would be 0.81%.

(4) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.73% for the Contrafund Portfolio.

(5) An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The Advisory Fee and Total Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect during 1995.

(6) The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Portfolio Operating Expenses would have been 0.82%, 0.11%, and 0.93% for Aggressive Growth Portfolio; 1.00%, 0.55%, 1.55% for Balanced Portfolio; 0.85%, 0.13% and 0.98% for Growth Portfolio; 0.65%, 0.72% and 1.37% for Short-Term Bond Portfolio and 0.87%, 0.22% and 1.09% for Worldwide Growth Portfolio; respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days' notice to the Portfolio's Board of Trustees.

(7) Neuberger and Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolio and include the Portfolio's pro rata portion of the operating expenses of the Portfolio's corresponding Series. The Portfolio pays Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. The corresponding Series of the Portfolio pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. (See "Expenses" in the Trust's prospectus.)

(8) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

 -----------------------------------------------------------------------------
                                FEE TABLE - 2

3. Hypothetical Illustration (Example)


THESE EXAMPLES ARE PURELY HYPOTHETICAL. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Contracts with 1.00% Mortality and Expense Risk Charge.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets and an annual mortality and expense risk charge of 1.00%, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:

                                     1 year    3 years   5 years     10 years
                                    -------    --------   --------  ----------
Aetna Variable Fund                    $16       $49       $ 85        $186
Aetna Income Shares                    $15       $47       $ 81        $177
Aetna Variable Encore Fund             $14       $43       $ 74        $162
Aetna Investment Advisers Fund,
  Inc.                                 $16       $50       $ 86        $188
Aetna Ascent Variable Portfolio        $18       $55       $ 95        $206
Aetna Crossroads Variable
  Portfolio                            $18       $55       $ 95        $206
Aetna Legacy Variable Portfolio        $18       $55       $ 95        $206
Aetna Variable Index Plus
  Portfolio                            $15       $47       $ 82        $179
Alger American Growth Portfolio        $19       $58       $100        $217
Alger American Small Cap Portfolio     $19       $60       $104        $224
Calvert Responsibly Invested
  Balanced Portfolio                   $19       $58       $ 99        $215
Fidelity VIP II Contrafund
  Portfolio                            $17       $54       $ 93        $203
Fidelity VIP Equity-Income
  Portfolio                            $16       $51       $ 88        $191
Fidelity VIP Growth Portfolio          $17       $54       $ 92        $201
Fidelity VIP Overseas Portfolio        $19       $60       $103        $223
Franklin Government Securities
  Trust                                $18       $55       $ 95        $207
Janus Aspen Aggressive Growth
  Portfolio                            $19       $58       $101        $218
Janus Aspen Balanced Portfolio         $24       $74       $127        $271
Janus Aspen Flexible Income
  Portfolio                            $21       $65       $111        $240
Janus Aspen Growth Portfolio           $18       $56       $ 96        $209
Janus Aspen Short-Term Bond
  Portfolio                            $17       $54       $ 92        $201
Janus Aspen Worldwide Growth
  Portfolio                            $19       $60       $103        $222
Lexington Natural Resources Trust      $25       $77       $132        $281
Neuberger & Berman Growth
  Portfolio                            $20       $61       $105        $226
Scudder International Portfolio
  Class A Shares                       $21       $65       $112        $241
TCI Growth                             $20       $63       $108        $233

Contracts with a 0.75% Mortality and Expense Risk Charge.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets and an annual mortality and expense risk chare of 0.75%, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:

                                     1 year    3 years   5 years     10 years
                                    -------    --------   --------  ----------
Aetna Variable Fund                    $13       $42       $72         $158
Aetna Income Shares                    $13       $39       $68         $149
Aetna Variable Encore Fund             $11       $35       $61         $134
Aetna Investment Advisers Fund,
  Inc.                                 $14       $42       $73         $160
Aetna Ascent Variable Portfolio        $15       $47       $82         $179
Aetna Crossroads Variable
  Portfolio                            $15       $47       $82         $179
Aetna Legacy Variable Portfolio        $15       $47       $82         $179
Aetna Variable Index Plus
  Portfolio                            $13       $40       $69         $151
Alger American Growth Portfolio        $16       $50       $87         $190
Alger American Small Cap Portfolio     $17       $53       $91         $198
Calvert Responsibly Invested
  Balanced Portfolio                   $16       $50       $86         $188


 -----------------------------------------------------------------------------
                                FEE TABLE - 3

Fidelity VIP II Contrafund
  Portfolio                            $15       $46       $ 80        $176
Fidelity VIP Equity-Income
  Portfolio                            $14       $43       $ 74        $164
Fidelity VIP Growth Portfolio          $15       $46       $ 79        $174
Fidelity VIP Overseas Portfolio        $17       $52       $ 90        $197
Franklin Government Securities
  Trust                                $15       $48       $ 82        $180
Janus Aspen Aggressive Growth
  Portfolio                            $16       $51       $ 88        $191
Janus Aspen Balanced Portfolio         $22       $66       $114        $245
Janus Aspen Flexible Income
  Portfolio                            $18       $57       $ 99        $214
Janus Aspen Growth Portfolio           $16       $48       $ 83        $182
Janus Aspen Short-Term Bond
  Portfolio                            $15       $46       $ 79        $174
Janus Aspen Worldwide Growth
  Portfolio                            $17       $52       $ 90        $195
Lexington Natural Resources Trust      $23       $69       $119        $255
Neuberger & Berman Growth
  Portfolio                            $17       $53       $ 92        $200
Scudder International Portfolio
  Class A Shares                       $19       $58       $ 99        $215
TCI Growth                             $18       $55       $ 95        $206


            TABLE B--FOR CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:


Mortality and Expense Risk Charge                                     1.25%
Asset-Based Sales Charge. We will monitor the deductions
  applicable to each Account for the total sales charges to
  ensure they will never exceed 8.5% of the total Purchase
  Payments actually made to the Account. The sales charges apply
  during the Accumulation Period only.                                0.15%
Administrative Expense Charge. We currently do not impose an
  Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the
  Subaccounts.                                                        0.00%
                                                                    -------
   Total Separate Account Charges                                     1.40%
                                                                    =======


2. ANNUAL EXPENSES OF THE FUNDS

Please refer to "Annual Expenses of The Funds" under Table A for a full illustration of the advisory fees and other expenses applicable to the Funds.

3. HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:

                                   1 year    3 years    5 years    10 years
                                  -------    --------   --------   ----------
Aetna Variable Fund                  $20       $62       $106        $229
Aetna Income Shares                  $19       $59       $102        $220
Aetna Variable Encore Fund           $18       $55       $ 95        $206
Aetna Investment Advisers Fund,
  Inc.                               $20       $62       $107        $231
Aetna Ascent Variable Portfolio      $22       $67       $115        $248
Aetna Crossroads Variable
  Portfolio                          $22       $67       $115        $248
Aetna Legacy Variable Portfolio      $22       $67       $115        $248
Aetna Variable Index Plus
  Portfolio                          $19       $60       $103        $222
Alger American Growth Portfolio      $23       $70       $120        $258
Alger American Small Cap
  Portfolio                          $24       $72       $124        $266
Calvert Responsibly Invested
  Balanced Portfolio                 $23       $70       $119        $256


 -----------------------------------------------------------------------------
                                FEE TABLE - 4

Fidelity VIP II Contrafund
  Portfolio                          $22       $66       $114        $245
Fidelity VIP Equity-Income
  Portfolio                          $20       $63       $108        $234
Fidelity VIP Growth Portfolio        $21       $66       $113        $243
Fidelity VIP Overseas Portfolio      $23       $72       $124        $265
Franklin Government Securities
  Trust                              $22       $68       $116        $249
Janus Aspen Aggressive Growth
  Portfolio                          $23       $71       $121        $260
Janus Aspen Balanced Portfolio       $28       $86       $146        $310
Janus Aspen Flexible Income
  Portfolio                          $25       $77       $132        $281
Janus Aspen Growth Portfolio         $22       $68       $117        $251
Janus Aspen Short-Term Bond
  Portfolio                          $21       $66       $113        $243
Janus Aspen Worldwide Growth
  Portfolio                          $23       $72       $123        $264
Lexington Natural Resources
  Trust                              $29       $89       $151        $319
Neuberger & Berman Growth
  Portfolio                          $24       $73       $125        $268
Scudder International Portfolio
  Class A Shares                     $25       $77       $132        $282
TCI Growth                           $24       $75       $128        $274


 -----------------------------------------------------------------------------
                                FEE TABLE - 5

                       CONDENSED FINANCIAL INFORMATION
  (Selected data for accumulation units outstanding throughout each period)
================================================================================


The condensed financial information presented below for each of the years in the four-year period ended December 31, 1995, is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. Condensed financial information for the nine-month period ending September 30, 1996 is unaudited. The financial statements as of and for the year ended December 31, 1995 and the independent auditors' report thereon, are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% and an asset based sales charge of 0.15% for the periods shown. For Master Contracts issued or endorsed on or after October 1, 1996, the mortality and expense risk charge is 1.00% (0.75% if the Plan meets certain criteria) during the Accumulation Period, and the asset based sales charge does not apply.

                                   Period Ending
                                   September 30,
                                       1996
                                    (unaudited)        1995          1994          1993           1992
                                   -------------    -----------   -----------   -----------  ------------
AETNA VARIABLE FUND
  Value at beginning of period       $ 14.113       $ 10.823       $11.083       $10.531       $10.000(2)
  Value at end of period             $ 15.980       $ 14.113       $10.823       $11.083       $10.531
  Increase (decrease) in value
    of accumulation unit(1)             13.23%         30.40%        (2.35)%        5.24%         5.31%
  Number of accumulation units
    outstanding at end of
    period                            155,270        121,691        77,511        37,807         3,948
AETNA INCOME SHARES
  Value at beginning of period       $ 12.283       $ 10.536       $11.107       $10.271       $10.000(2)
  Value at end of period             $ 12.265       $ 12.283       $10.536       $11.107       $10.271
  Increase (decrease) in value
    of accumulation unit(1)             (0.15%)        16.59%        (5.14)%        8.14%         2.71%
  Number of accumulation units
    outstanding at end of
    period                             25,392         20,427        14,482         4,936           416
AETNA VARIABLE ENCORE FUND
  Value at beginning of period       $ 11.003       $ 10.523       $10.252       $10.076       $10.000(2)
  Value at end of period             $ 11.318       $ 11.003       $10.523       $10.252       $10.076
  Increase (decrease) in value
    of accumulation unit(1)              2.86%          4.57%         2.64%         1.75%         0.76%
  Number of accumulation units
    outstanding at end of
    period                             28,894         19,202        12,934         3,066           547
AETNA INVESTMENT ADVISERS FUND,
INC.
  Value at beginning of period       $ 13.693       $ 10.900       $11.109       $10.253       $10.000(2)
  Value at end of period             $ 14.948       $ 13.693       $10.900       $11.109       $10.253
  Increase (decrease) in value
    of accumulation unit(1)              9.17%         25.62%        (1.88)%        8.35%         2.53%
  Number of accumulation units
    outstanding at end of
    period                             21,375         19,038        11,773         6,540           221
AETNA ASCENT VARIABLE PORTFOLIO
  Value at beginning of period       $ 10.666       $ 10.000(6)
  Value at end of period             $ 12.091       $ 10.666
  Increase (decrease) in value
    of accumulation unit(1)             13.36%          6.66%
  Number of accumulation units
    outstanding at end of
    period                              1,019            202
AETNA CROSSROADS VARIABLE
PORTFOLIO
  Value at beginning of period       $ 10.605       $ 10.000(6)
  Value at end of period             $ 11.718         10.605
  Increase (decrease) in value
    of accumulation unit(1)             10.50%          6.05%
  Number of accumulation units
    outstanding at end of
    period                                900            243
AETNA LEGACY VARIABLE PORTFOLIO
  Value at beginning of period       $ 10.573       $ 10.000(6)
  Value at end of period             $ 11.375       $ 10.573
  Increase (decrease) in value
    of accumulation unit(1)              7.59%          5.73%
  Number of accumulation units
    outstanding at end of
    period                                  3              0
ALGER AMERICAN GROWTH PORTFOLIO
  Value at beginning of period       $ 10.365       $ 10.000(6)
  Value at end of period             $ 11.225       $ 10.365
  Increase (decrease) in value
    of accumulation unit(1)              8.30%          3.65%
  Number of accumulation units
    outstanding at end of
    period                             36,389          7,966


 -----------------------------------------------------------------------------
                               AUV HISTORY - 1


ALGER AMERICAN SMALL CAP
PORTFOLIO
  Value at beginning of period        $13.463        $  9.461      $10.000       $10.000(3)
  Value at end of period              $14.400        $13.463       $  9.461      $10.000
  Increase (decrease) in value
    of accumulation unit(1)              6.96%         42.29%        (5.39)%        0.00%
  Number of accumulation units
    outstanding at end of
    period                             66,033         31,528         4,575             2
CALVERT RESPONSIBLY INVESTED
BALANCED  PORTFOLIO
  Value at beginning of period        $13.870        $10.839       $11.352       $10.589       $10.000(2)
  Value at end of period              $14.916        $13.870       $10.839       $11.352       $10.589
  Increase (decrease) in value
    of accumulation unit(1)              7.54%         27.96%        (4.52)%        7.21%         5.89%
  Number of accumulation units
    outstanding at end of
    period                             17,742         14,656         8,469         2,383           125
FIDELITY VIP II CONTRAFUND
PORTFOLIO
  Value at beginning of period        $10.461        $10.000(6)
  Value at end of period              $11.563        $10.461
  Increase (decrease) in value
    of accumulation unit(1)             10.53%          4.61%
  Number of accumulation units
    outstanding at end of
    period                             28,421          6,415
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
  Value at beginning of period        $11.047        $10.000(6)
  Value at end of period              $11.713        $11.047
  Increase (decrease) in value
    of accumulation unit(1)              6.03%         10.47%
  Number of accumulation units
    outstanding at end of
    period                              8,820          1,108
FIDELITY VIP GROWTH PORTFOLIO
  Value at beginning of period        $10.183        $10.000(6)
  Value at end of period              $11.323        $10.183
  Increase (decrease) in value
    of accumulation unit(1)             11.20%          1.83%
  Number of accumulation units
    outstanding at end of
    period                             11,003          2,541
FIDELITY VIP OVERSEAS PORTFOLIO
  Value at beginning of period        $ 9.954        $10.000(6)
  Value at end of period              $10.648        $  9.954
  Increase (decrease) in value
    of accumulation unit(1)              6.97%         (0.46)%
  Number of accumulation units
    outstanding at end of
    period                                533            191
FRANKLIN GOVERNMENT SECURITIES
TRUST
  Value at beginning of period        $11.946        $10.294       $10.843       $10.214       $10.000(2)
  Value at end of period              $11.946        $11.946       $10.294       $10.843       $10.214
  Increase (decrease) in value
    of accumulation unit(1)              0.00%         16.06%        (5.06)%        6.16%         2.14%
  Number of accumulation units
    outstanding at end of
    period                             20,179         16,226        10,738         4,409           470
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
  Value at beginning of period        $13.296        $10.577       $10.000(4)
  Value at end of period              $14.606        $13.296       $10.577
  Increase (decrease) in value
    of accumulation unit(1)              9.85%         25.71%         5.77%
  Number of accumulation units
    outstanding at end of
    period                             40,769         15,482           820
JANUS ASPEN BALANCED PORTFOLIO
  Value at beginning of period        $10.843        $10.000(6)
  Value at end of period              $12.064        $10.843
  Increase (decrease) in value
    of accumulation unit(1)             11.26%          8.43%
  Number of accumulation units
    outstanding at end of
    period                              2,872            160
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
  Value at beginning of period        $12.054        $10,000(7)    $10.000
  Value at end of period              $12.473        $12.054       $10.000
  Increase (decrease) in value
    of accumulation unit(1)              3.48%         20.54%         0.00%
  Number of accumulation units
    outstanding at end of
    period                              3,636            745             0


 -----------------------------------------------------------------------------
                               AUV HISTORY - 2


JANUS ASPEN GROWTH PORTFOLIO
  Value at beginning of period        $10.872        $10.000(6)
  Value at end of period              $12.433        $10.872
  Increase (decrease) in value
    of accumulation unit(1)             14.35%          8.72%
  Number of accumulation units
    outstanding at end of
    period                              5,181            166
JANUS ASPEN SHORT-TERM BOND
PORTFOLIO
  Value at beginning of period        $10.316        $10.000(6)
  Value at end of period              $10.395        $10.316
  Increase (decrease) in value
    of accumulation unit(1)              0.76%          3.16%
  Number of accumulation units
    outstanding at end of
    period                                709             24
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
  Value at beginning of period        $10.952        $10.000(8)
  Value at end of period              $13.289        $10.952
  Increase (decrease) in value
    of accumulation unit(1)             21.33%          9.52%
  Number of accumulation units
    outstanding at end of
    period                             37,847         11,128
LEXINGTON NATURAL RESOURCES
TRUST
  Value at beginning of period        $12.095        $10.496       $11.261       $10.196       $10.000(2)
  Value at end of period              $13.561        $12.095       $10.496       $11.261       $10.196
  Increase (decrease) in value
    of accumulation unit(1)             12.12%         15.24%        (6.79)%       10.45%         1.96%
  Number of accumulation units
    outstanding at end of
    period                              9,076          8,348         7,350         2,438           165
NEUBERGER & BERMAN GROWTH
PORTFOLIO
  Value at beginning of period        $14.359        $11.055       $11.796       $10.927       $10.000(2)
  Value at end of period              $14.832        $14.359       $11.055       $11.796       $10.927
  Increase (decrease) in value
    of accumulation unit(1)              3.29%         29.89%        (6.28)%        7.95%         9.27%
  Number of accumulation units
    outstanding at end of
    period                             44,418         35,941        21,935         7,403           477
SCUDDER INTERNATIONAL PORTFOLIO
Class A Shares
  Value at beginning of period        $13.799        $12.595       $12.883       $  9.539      $10.000(2)
  Value at end of period              $14.915        $13.799       $12.595       $12.883       $  9.539
  Increase (decrease) in value
    of accumulation unit(1)              8.08%          9.56%        (2.24)%       35.06%        (4.81)%
  Number of accumulation units
    outstanding at end of
    period                             45,684         38,067        22,036         4,560           281
TCI GROWTH
  Value at beginning of period        $15.176        $11.740       $12.046       $10.000(5)
  Value at end of period              $15.752        $15.176       $11.740       $12.046
  Increase (decrease) in value
    of accumulation unit(1)              3.79%         29.27%        (2.54)%       20.46%
  Number of accumulation units
    outstanding at end of
    period                             35,058         24,826        15,078         4,104


(1) The above figures are calculated by subtracting the beginning
    Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.


(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 20, 1992.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on February 1, 1993.


(6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

(7) Reflects less than a full year of performance activity. Funds were first available in this option during March 1995.

(8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.

 -----------------------------------------------------------------------------
                               AUV HISTORY - 3

                                 THE COMPANY
=============================================================================

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

   The Company is a wholly owned subsidiary of Aetna Retirement
Holdings,Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT C
=============================================================================

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                              INVESTMENT OPTIONS
=============================================================================

The Funds


   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period may be limited. (See "Transfers".)


   The Contract Holder may decide to offer only a select number of Funds under its Plan. The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions, under all Contracts, or under all Plans.

   If the shares of any Fund should no longer be available for investment by the Separate Account, or if in the judgment of the Company further investments in such shares should become inappropriate under this type of Contract, we may cease to make such Fund shares available for investment under the Contract on a prospective basis. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

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                                       1

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable
         Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad-based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

[bullet] Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)

[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At March 31, 1996, the range of market capitalization of these companies was $20 million to $3.0 billion.(2)

[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund
         II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(4)

[bullet] Fidelity Investments' Variable Insurance Products
         Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

[bullet] Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(5) (This Fund is only available under limited circumstances.)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of

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                                       2
         capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S & P Midcap 400 Index, which as of December 29, 1995 included companies with capitalizations between approximately $118 million and $7.5 billion, but which is expected to change on a regular basis.(6)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(6)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(6)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(6)

[bullet] Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(6)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(6)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)

[bullet] Neuberger & Berman Advisers Management Trust--Growth Portfolio seeks capital appreciation without regard to income. The Portfolio generally invests in securities believed to to have the maximum potential for long-term capital appreciation. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.(8)

[bullet] Scudder Variable Life Investment Fund--International Portfolio Class
         A Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(9)

[bullet] TCI Portfolios, Inc.--TCI Growth (a Twentieth Century fund) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(10)

         Investment Advisers for each of the Funds:
          (1) Aetna Life Insurance and Annuity Company (investment adviser); Aeltus Investment Management, Inc.
               (sub-adviser)
          (2) Fred Alger Management, Inc.
          (3) Calvert Asset Management Company, Inc.
          (4) Fidelity Management & Research Company
          (5) Franklin Advisers, Inc.
          (6) Janus Capital Corporation
          (7) Lexington Management Corporation (adviser);
               Market Systems Research Advisors, Inc. (subadviser)
          (8) Neuberger & Berman Management Inc. (Investment Manager); Neuberger & Berman, L.P. (Sub-Adviser)
          (9) Scudder, Stevens & Clark, Inc.
         (10) Investors Research Corporation

Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

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                                       3

Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued or sponsored by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

Credited Interest Options

   Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

[bullet] The Fixed Plus Account is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendices II, III and IV.)

[bullet] The Fixed Account is part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. The Fixed Account is only available in limited circumstances. Transfers from the Fixed Account are limited. (See Appendix V.)

                                   PURCHASE
=============================================================================

Contract Availability

   The Contracts are designed to fund Plans adopted by institutions of higher education for their employees. The Plans may be (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under Section 401(a) and 414(h) of the Code.

   Eligible participants in the Plan seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts. The group Contract is generally owned by the employer, and individual accounts are established for each Participant. For each Contract, one or more Employee Accounts will be established for contributions derived from employee salary reduction or salary deduction (as provided for by the Plan), and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf.

Purchasing Interests in the Contract

   Eligible organizations may acquire both types (403(b) and 401(a)) of group Contracts for its Plans(s) by submitting the appropriate master application form(s) to the Company. Once we approve the application, a group Contract is generally issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company.

   The Company must accept or reject the enrollment form within two business days of receipt. If the enrollment materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder pending acceptance of the form. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

   Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that

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                                       4
can be selected during the Accumulation Period. (See "Transfers.") The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

Rights Under the Contract

   You have a nonforfeitable right to the value of your Employee Account. You have a nonforfeitable right to the value of your Employer Account to the extent of your vested percentage under the Plan as interpreted by the Contract Holder. Subject to the terms of the Plan, you may select the investment options for your Employer Account and your Employee Account. You may elect an Annuity option for your Account Value; however, for your Employer and certain Employee Accounts (as provided in the Plan), the Contract Holder must certify that you are eligible for a distribution and that the form of Annuity is permitted under the terms of the Plan.

Right to Cancel

   The Contract or participation under the Contract may be canceled without penalty by returning it (or other document evidencing your interest) to the Company with a written notice of intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

                            CHARGES AND DEDUCTIONS
=============================================================================

Daily Deductions from the Separate Account


   Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. For Master Contracts issued on or after October 1, 1996 (and for Master Contracts issued prior to that date that are endorsed to contain this provision), during the Accumulation Period, the charge is equal, on an annual basis, to 1.00% of the daily net assets of the Subaccounts. However, for Master Contracts issued to Plans that meet the following criteria, the charge during the Accumulation Period is equal on an annual basis to 0.75% of daily net assets of the Subaccounts:

   --the employer requires that we distribute the Contracts through salaried enrollers;

   --both employer and Participant contributions are mandatory; and

   --the Plan has existing assets of at least $300 million in an Optional
     Retirement Plan.

   For Master Contracts issued prior to October 1, 1996, the mortality and expense risk charge during the Accumulation Period is equivalent to 1.25% per year.

   During the Annuity Period, for any Contract, the deduction for mortality and expense risks is equivalent to 1.25% per year.


   The mortality and expense risk charge compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

Asset Based Sales Charge. There are no deductions from Purchase Payments for sales commissions or related expenses. For Contracts issued prior to October 1, 1996 (except for Contracts that are endorsed to delete this provision), sales commissions and expenses are advanced by the Company and recovered out of an asset based sales charge that is deducted from the Account in an amount that equals 0.15% on an annual basis. The deduction is made from amounts held in the Subaccounts during the Accumulation Period only. We will monitor each Account to ensure that the total sales charges will never exceed 8.5% of the total Purchase Payments actually made to the Account.

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                                       5

   If the asset based sales charges are insufficient to recover sales commissions, such commissions would be recovered out of the Company's profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of the Contracts, see "Distribution."

Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

Fund Expenses

   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

Premium and Other Taxes

   Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

                              CONTRACT VALUATION
=============================================================================

Account Value

   Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

Accumulation Units

   The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges, the asset based sales charge (if applicable) and the administrative expense charge (if any).

   Initial Purchase Payments will be credited to your Account as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

Net Investment Factor

   The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

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                                       6

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

(e) minus a daily charge for mortality and expense risks, administrative expenses (if applicable), and asset based sales charges (if applicable). (See "Charges and Deductions" for further details on the charges pertaining to your Contract.)

   The net investment rate may be either positive or negative.

                                  TRANSFERS
=============================================================================

   You can transfer amounts held under your Account from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See the Appendices.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.


   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account, Fixed Plus Account and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option. The minimum transfer amount is $500. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.


Dollar Cost Averaging Program

   You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.

                                 WITHDRAWALS
=============================================================================

   All or a portion of the Account Value may be withdrawn at any time during the Accumulation Period, subject to the withdrawal restrictions under Section 403(b) Contracts described below, and subject to limitations on withdrawals from the Credit Interest Options. The Contract may require that the Contract Holder certify in writing that you are eligible both as to the timing and form of distribution. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, plus the amount available for withdrawal from the Fixed Plus Account (see Appendices II, III and IV).

[bullet] Partial Withdrawals (Percentage or Specified Dollar Amount): The amount paid will be the percentage of the Account Value or the dollar amount requested; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix II).

   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction

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                                       7
contributions and earnings on such contributions is generally prohibited prior to your death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

Reinvestment Privilege

   You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                CONTRACT LOANS
=============================================================================

   If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. Loans can only be made from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I, II and III.) A loan may be obtained by reviewing and reading the terms of your loan agreement, properly completing a loan request form and submitting it to the Company's Home Office.

                        ADDITIONAL WITHDRAWAL OPTIONS
=============================================================================

   The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option. In addition, for Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. The Additional Withdrawal Options that may be available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 or retirement, if later, for governmental plans, and pays you that amount once a year. (See "Tax Status.")

[bullet] LEO--Life Expectancy Option. LEO is a distribution option under which a portion of your Account Value will be automatically surrendered and distributed each year, payable over a period equal to the life expectancy of the Participant or the joint life expectancy of the Participant and the designated Beneficiary.

   Other Additional Withdrawal Options may be added from time to time. Information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.

   If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

   Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

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                                       8

                   DEATH BENEFIT DURING ACCUMULATION PERIOD
=============================================================================

   The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. If a lump-sum distribution or an Annuity Option is elected within six months of the Participant's death, a guaranteed death benefit is provided. For each Account, the guaranteed death benefit is the greater of:

(a) the Account Value, plus any positive aggregate Market Value Adjustment
    (MVA) that applies to amounts allocated to the Guaranteed Accumulation Account (GAA), on the day the death notice and request for payment are received in good order at our Home Office; or

(b) the sum of the net Purchase Payments made to each Account, minus the total of all withdrawals or annuitizations made from the Account and any amount allocated to the Loan Account.

   If a lump-sum distribution or Annuity Option is elected six months or more after your death, the Beneficiary will receive the Account Value, plus or minus any MVA that would apply to any portion of the Account allocated to GAA. If a full or partial withdrawal is made within six months after your death, the Beneficiary will receive the Account Value, plus any positive MVA that would apply to any portion of the Account allocated to GAA. The value of the Account is determined as of the Valuation Date on which proof of death acceptable to us and a request for payment are received at our Home Office.

   Death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum; or

[bullet] in accordance with any of the Annuity Options available under the Contract.

   The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death and request for payment.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 701/2. In no event may payments extend beyond the life of the Beneficiary or any specified period greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
=============================================================================

Annuity Period Elections


   The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 (or retires, if later, unless the Participant is a 5% owner). In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


   At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

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                                       9

[bullet] the Annuity Option under which you want your payments to be calculated and paid; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization).

   For the Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.")


   Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected the Account will continue in the Accumulation Period. Annuity Payments will be made monthly, unless a Participant elects otherwise. Once Annuity Payments begin, the Annuity Option selected may not be changed. If your Plan requires, you may also be required to submit the appropriate joint and survivor annuity waiver and spousal consent form(s) to us. Transfers among Subaccounts during the Annuity Period are only permitted under Master Contracts issued, or endorsed to allow such transfers, on or after October 1, 1996. We reserve the right to limit such transfers to four per year.


Annuity Options

   You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Participant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.


[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments may be guaranteed for the amount applied to the Annuity option. If the Annuitant dies prior to the payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is only available on a fixed basis.

[bullet] Option 4--Life Annuity based upon the Lives of Two Annuitants--An annuity will be paid during the lives of the Annuitant and a second Annuitant. You may select either an Annuity with 100%, 66 2/3% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
         Cash Refund Feature--An annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the beneficiary. This option is only available on a fixed basis.

   If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Participant cannot elect to receive a lump-sum settlement.


Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract. Under some Contracts, for amounts held in the Fixed Plus Account, the Annuity must be paid on a fixed basis. (See Appendices II, III and IV to determine if this applies to the Contract.)

   If a nonlifetime option is elected on a variable basis, the Participant, with the consent of the Contract Holder, may request at any time during the payment period that the present value of all or a portion of the remaining variable payments be paid in one sum. The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

   We may also offer additional Annuity Options under your Contract from time to time.

Duration of Annuity Payments

   Annuity payments may not extend beyond (a) the life of the Participant,
(b) the joint lives of the Participant and Beneficiary, (c) a period greater than the Participant's life expectancy, or (d) a period greater than the joint life expectancies of the Participant and Beneficiary.

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                                       10

Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts. For Master Contracts issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision), no election may be made that would result in the first Annuity payment of less than $50, or total yearly Annuity payments of less than $250. For Contracts issued prior to October 1, 1996, no election may be made that would result in the first Annuity payment of less than $25, or total yearly Annuity payments of less than $125. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

Charges Deducted During the Annuity Period

   During the Annuity Period, we will make a daily deduction of 1.25% for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

Death Benefit Payable During the Annuity Period


   If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Participant under Option 1 or the death of the surviving Annuitant under Option 4.

   If Lifetime Option 2 or Option 5 was elected and the death of the Participant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum.


   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum.

   If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.


   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.



                                  TAX STATUS
=============================================================================

Introduction

   The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

Taxation of the Company

   The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the

 -----------------------------------------------------------------------------

Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Contracts used with Certain Retirement Plans

In General. The Contract is designed for use with Section 403(b) plans and
Section 401(a) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as Beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions relating to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.


Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) and 401(a) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 (or retire, if later, for governmental or church plans). However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. Distributions under 401(a) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 (or retire, if later, unless you are a five percent owner).


   In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

   If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

   If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death occurs. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Beneficiary is your spouse, the distribution must begin on or before the later of (1) December 31 of the calendar year following the calendar year of your death, or (2) December 31 of the calendar year in which you would have attained age 70-1/2.

   If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to

 -----------------------------------------------------------------------------
an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.


   In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


   Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

Section 403(b) Plans. Under Section 403(b), contributions made by public school systems and Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

   In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includable compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions.

   Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

   If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

   Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includable in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

Section 401(a) Plans. Section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may

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                                       13
permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the Plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual except to a Participant as a means to provide benefit payments.

   The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) Plan meets certain nondiscrimination requirements.

                                MISCELLANEOUS
=============================================================================

Distribution

   The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions.")

Third Party Compensation Arrangements. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

Delay or Suspension of Payments

   The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

   From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all

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                                       14
recurring charges during each period (e.g., mortality and expense risk charges, asset based sales charges (if applicable) and any administrative expense charge). The non-standardized figures are computed in the same manner but may also include monthly, quarterly, year-to-date and three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

Voting Rights

   In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Participants may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

   The number of votes each Contract Holder or Participant, or Beneficiary as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

Changes in Beneficiary Designations

   The designated Beneficiary may be changed at any time prior to the Annuity Date, subject to limitations contained in the Code and other applicable laws. Such change will not become effective until written notice of the change is received by the Company.

Modification of the Contract

   Master Contracts Issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision). Only an authorized officer of the Company may change the terms of this Contract. The Company reserves the right to modify this Contract to meet the requirements of applicable state and federal laws or regulations. The Company will notify the Contract Holder and Participants in writing of any changes.

   The Company may change the tables for determining the amount of Annuity benefit payments attributable only to Contributions accepted after the effective date of change, without Contract Holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the Contract, or (2) the effective date of a previous change. The Company will notify the Contract Holder in writing at least thirty (30) days before the effective date of the change. The Company may not make changes which adversely affect the Annuity benefits attributable to Contributions already made to the Contract.

Contracts Issued Prior to October 1, 1996. The Company may change the Contract as required by federal or state law. In addition, the Company may, upon thirty days written notice to the Contract Holder, make other changes that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

   The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

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                                      15

             CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
=============================================================================

   The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

             General Information and History
             Variable Annuity Account C
             Offering and Purchase of Contracts
             Performance Data
              General
              Average Annual Total Return Quotations
             Annuity Payments
             Sales Material and Advertising
             Independent Auditors
             Financial Statements of the Separate Account
             Financial Statements of the Company

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                                      16

                                  APPENDIX I
                       GUARANTEED ACCUMULATION ACCOUNT
=============================================================================

The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

   GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

   Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to federal tax penalties or mandatory income tax withholding.

   By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

Mortality and Expense Risk Charges

   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers

   Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

Contract Loans

   Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

Reinvestment Privilege

   If amounts are withdrawn for GAA and are reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

 -----------------------------------------------------------------------------

                                 APPENDIX II
                              FIXED PLUS ACCOUNT
=============================================================================

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

   The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

Fixed Plus Account Withdrawals

   The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Options.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

   Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made:

   (a) due to your death, before Annuity payments begin;

 -----------------------------------------------------------------------------

   (b) due to the election of an Annuity option;

   (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

   (d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

      (1) the hardship is certified by the employer;

      (2) the amount is paid directly to you; and

      (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or

   (e) due to your separation from service with the employer, provided that:

      (1) the employer certifies that you have separated from service;

      (2) the amount withdrawn is paid directly to you; and

      (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

Transfers Among Investment Options

   The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

SWO

   The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

Contract Loans

   If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.

 -----------------------------------------------------------------------------

                                 APPENDIX III
                              FIXED PLUS ACCOUNT
                 (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)*
=============================================================================

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then declared interest rate for the Fixed Plus Account for Accounts that have not reached their tenth anniversary.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

   The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

Fixed Plus Account Withdrawals

   The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Options.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

------------

* This Fixed Plus Account was formerly described under Appendix II of Prospectus 91846.HED-2.


 -----------------------------------------------------------------------------

   Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made due to (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received; (b) the election of an Annuity option; or (c) if the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or annuitizations have been made from the Account within the prior 12 months; or (d) the Participant's separation from service with the employer (if the separation from service is certified by the employer and the withdrawal request is received within 60 days of the date of termination) subject to a 3% charge based on the entire Fixed Plus Account value. If the Participant who separates from service chooses to have the five annual payments of the Fixed Plus Account withdrawal, as described above, then no charge will be assessed.

Transfers Among Investment Options

   The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

SWO

   The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

Contract Loans


   If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.



 -----------------------------------------------------------------------------

                                 APPENDIX IV
                              FIXED PLUS ACCOUNT
                 (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)*
=============================================================================

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the Investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

   Under certain emergency conditions, we may defer payment of a Fixed Plus Account withdrawal value (a) for a period of up to 6 months or (b) as provided by federal law.

   During any calendar year, any withdrawals requested from an Account's Fixed Plus Account value may not exceed 20% of the Account's Fixed Plus Account Value as of the date the withdrawal request is received in good order at our Home Office. The withdrawal value will be reduced by any Fixed Plus Account withdrawal(s), transfer(s) or annuitizations previously made during the calendar year.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death.

   In the event of an complete Account withdrawal, we will pay any Fixed Plus Account withdrawal value from the Account with interest, in five annual payments of:

   1. One-fifth of the Fixed Plus Account withdrawal value minus any Fixed Plus Account withdrawal(s), transfer(s) or annuitizations made during the calendar year;

   2. One-fourth of the remaining Fixed Plus Account withdrawal value 12 months later;

   3. One third of the remaining Fixed Plus Account withdrawal value 12 months later;

   4. One-half of the remaining Fixed Plus Account withdrawal value 12 months later; and

   5. The balance of the Fixed Plus Account withdrawal value as the fifth and final payment 12 months later.

   Once we receive notification of an Account termination, no further withdrawal(s) or transfer(s) will be permitted from the Fixed Plus Account.

   We will waive the Fixed Plus Account full surrender provision if a full withdrawal is made due to:

   (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received;

   (b) the election of an Annuity option;

   (c) if the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account during the calendar year), the entire Fixed Plus Account value will be paid in one sum.

   Amounts applied to the Fixed Plus Account will earn the interest rate in effect when actually applied to the Fixed Plus Account.

------------

* This Fixed Plus Account was formerly described under Appendix II of Prospectus 91846.ORP-2.

 -----------------------------------------------------------------------------

Mortality and Expense Risk Charges

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

   Transfers from the Fixed Plus Account to any other available investment option(s) are allowed once in each calendar year during the Accumulation Period. The amount that may be transferred will be up to 20% of the amount held in the Fixed Plus Account. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before annuity payments begin, the Contract Holder, on your behalf, may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable annuity payments under any of the lifetime or nonlifetime Annuity Options.


 -----------------------------------------------------------------------------

                                  APPENDIX V
                                FIXED ACCOUNT
                  (AVAILABLE ONLY IN LIMITED CIRCUMSTANCES)
=============================================================================

The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

   The Fixed Account guarantees the minimum interest rate specified in the Contract. The Contract may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

   Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account will be permitted without regard to this limitation.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

Contract Loans

   Loans may be made from Account Values held in the Fixed Account.

 -----------------------------------------------------------------------------

                         For Master Applications Only


I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity
prospectus dated March   , 1997 (Form No. 91846-4), as well as all current
prospectuses pertaining to the variable investment options available under the Contracts.

 Please send an Account C Statement of Additional Information
 (Form No. 91846(S)-4) dated March   , 1997.


 _____________________________________________________________________________
                         CONTRACT HOLDER'S SIGNATURE

 _____________________________________________________________________________
                                     DATE

Form No. 91846-4 (3/97)

 -----------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


             Statement of Additional Information dated March__, 1997

                        Group Variable Annuity Contracts
  for Optional Retirement Programs and Retirement Programs for Higher Education

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated March___, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                            Page

General Information and History...............................................2
Variable Annuity Account C....................................................2
Offering and Purchase of Contracts............................................3
Performance Data..............................................................3
     General..................................................................3
     Average Annual Total Return Quotations...................................4
Annuity Payments..............................................................7
Sales Material and Advertising................................................8
Independent Auditors..........................................................9
Financial Statements of the Separate Account................................S-1
Financial Statements of Aetna Life Insurance and Annuity Company............F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company had assets of $27.1 billion (subject to $25.5 billion of customer and other liabilities, $1.6 billion of shareholder equity) which includes $11 billion in assets held in the Company's separate accounts. The Company had $22 billion in assets under management, including $8 billion in its mutual funds. As of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges, asset-based sales charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the Funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:

  Aetna Variable Fund                                Fidelity VIP Growth Portfolio
  Aetna Income Shares                                Fidelity VIP Overseas Portfolio
  Aetna Variable Encore Fund                         Franklin Government Securities Trust
  Aetna Investment Advisers Fund, Inc.               Janus Aspen Aggressive Growth Portfolio
  Aetna Ascent Variable Portfolio                    Janus Aspen Balanced Portfolio
  Aetna Crossroads Variable Portfolio                Janus Aspen Flexible Income Portfolio
  Aetna Legacy Variable Portfolio                    Janus Aspen Growth Portfolio
  Aetna Variable Index Plus Portfolio                Janus Aspen Short-Term Bond Portfolio
  Alger American Growth Portfolio                    Janus Aspen Worldwide Growth Portfolio
  Alger American Small Cap Portfolio                 Lexington Natural Resources Trust
  Calvert Responsibly Invested Balanced Portfolio    Neuberger & Berman Growth Portfolio
  Fidelity VIP II Contrafund Portfolio               Scudder International Portfolio Class A Shares
  Fidelity VIP Equity-Income Portfolio               TCI Growth

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

General

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns", calculated in an identical manner but including additional periods.

The standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (as applicable) (e.g., mortality and expense risk charges, asset-based sales charges and administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures use the same formula, but may be computed to include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, your Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The table below reflects the average annual standardized and non-standardized total return quotation figures for the period ended September 30, 1996 for each of the Subaccounts available under the Contract. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

       FOR MASTER CONTRACTS ISSUED OR ENDORSED ON OR AFTER OCTOBER 1, 1996

             (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.00%)

                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 ======================================= ================================== ============================================ ===========
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.82%     12.11%      12.81%      18.82%      14.34%     12.11%     12.81%
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            4.18%      6.47%       7.84%       4.18%       3.99%      6.47%      7.84%
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            4.42%      3.46%       5.04%       4.42%       3.91%      3.46%      5.04%
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           14.52%     10.55%       9.99%*     14.52%      11.72%     10.55%      9.99%*
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.17%     19.66%*       n/a       18.17%      19.66%*      n/a        n/a
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           14.75%     16.23%*       n/a       14.75%      16.23%*      n/a        n/a
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           11.53%     12.87%*       n/a       11.53%      12.87%*      n/a        n/a
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.16%     16.55%      17.60%*      3.16%      15.87%     16.55%     17.60%*
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -1.52%     14.34%      20.15%*     -1.52%      13.72%     14.34%     20.15%*
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced     11.55%      9.97%      10.76%      11.55%      10.08%      9.97%     10.76%
 Portfolio                                                                                                               09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           10.77%     27.81%*       n/a       10.77%      27.81%*      n/a        n/a
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           12.61%     16.43%      11.99%*     12.61%      15.13%     16.43%     11.99%*
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            6.62%     15.75%      13.98%*      6.62%      13.97%     15.75%     13.98%*
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

                                       4

 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            9.27%      7.17%       6.56%*      9.27%       7.39%      7.17%      6.56%*
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.47%      5.73%       7.32%*      3.47%       3.75%      5.73%      7.32%*
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           15.94%     23.14%*      n/a        15.94%      20.47%     23.14%*     n/a
 Janus Aspen Aggressive Growth                                                                                           09/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.55%     13.51%*      n/a        18.55%      12.14%     13.51%*     n/a
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            9.10%      7.72%*      n/a         9.10%       7.79%      7.72%*     n/a
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           20.04%     15.52%*      n/a        20.04%      15.04%     15.52%*     n/a
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.35%      3.03%*      n/a         3.35%       3.13%      3.03%*     n/a
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           27.90%     21.95%*      n/a        27.90%      21.11%     21.95%*     n/a
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           16.16%     18.17%*      n/a        16.16%       5.33%     18.17%*     n/a
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -0.46%      9.93%      10.70%      -0.46%       7.92%      9.93%     10.70%
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio Class      8.15%      8.92%       8.49%*      8.15%       8.05%      8.92%      8.49%*
 A Shares                                                                                                                04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -0.04%     10.08%      11.65%*     -0.04%       9.91%     10.08%     11.65%*
 TCI Growth                                                                                                              11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

                                   (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 0.75%)

                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 --------------------------------------- ---------------------------------- -------------------------------------------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           19.12%     12.39%      13.09%      19.12%      14.62%     12.39%     13.09%
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            4.44%      6.73%       8.11%       4.44%       4.25%      6.73%      8.11%
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            4.68%      3.72%       5.30%       4.68%       4.17%      3.72%      5.30%
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           14.80%     10.83%      10.26%*     14.80%      12.00%     10.83%     10.26%*
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.47%    19.96%*       n/a        18.47%     19.96%*      n/a        n/a
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           15.04%    16.52%*       n/a        15.04%     16.52%*      n/a        n/a
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           11.81%    13.15%*       n/a        11.81%     13.15%*      n/a        n/a
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.42%     16.84%      17.89%*      3.42%      16.16%     16.84%     17.89%*
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -1.28%     14.62%      20.45%*     -1.28%      14.00%     14.62%     20.45%*
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced     11.82%     10.24%      11.04%      11.82%      10.36%     10.24%     11.04%
 Portfolio                                                                                                               09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           11.05%     28.13%*      n/a        11.05%     28.13%*      n/a        n/a
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           12.90%     16.73%      12.27%*     12.90%      15.41%     16.73%     12.27%*
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            6.89%     16.04%      14.26%*      6.89%      14.26%     16.04%     14.26%*
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            9.55%      7.43%       6.82%*      9.55%       7.66%      7.43%      6.82%*
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

                                       5

--------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.72%      6.00%       7.59%*      3.72%       4.01%      6.00%      7.59%*
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           16.23%     23.45%*      n/a        16.23%      20.77%     23.45%*     n/a
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.85%     13.80%*      n/a        18.85%      12.42%     13.80%*     n/a
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            9.37%      7.98%*      n/a         9.37%       8.06%      7.98%*     n/a
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           20.34%     15.81%*      n/a        20.34%      15.33%     15.81%*     n/a
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.61%      3.29%*      n/a         3.61%       3.39%      3.29%*     n/a
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           28.22%     22.25%*      n/a        28.22%      21.41%     22.25%*     n/a
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           16.45%     18.47%*      n/a        16.45%       5.59%     18.47%*     n/a
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -0.21%     10.20%      10.98%      -0.21%       8.19%     10.20%     10.98%
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio Class      8.42%      9.20%       8.76%*      8.42%       8.32%      9.20%      8.76%*
 A Shares                                                                                                                04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            0.21%     10.36%      11.93%*      0.21%      10.18      10.36%     11.93%*
 TCI Growth                                                                                                              11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

              FOR MASTER CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996
              (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.25%
                    AND AN ASSET BASED SALES CHARGE OF 0.15%)
                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 --------------------------------------- ---------------------------------- -------------------------------------------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.33%     11.55%      12.30%      18.33%      13.87%     11.55%     12.30%
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.75%      6.02%       7.39%       3.75%       3.56%      6.02%      7.39%
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.99%      3.03%       4.61%       3.99%       3.49%      3.03%      4.61%
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           14.05%     10.07%       9.51%*     14.05%      11.26%     10.07%      9.51%*
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           17.69%    19.17%*       n/a        17.69%     19.17%*      n/a        n/a
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           14.28%    15.76%*       n/a        14.28%     15.76%*      n/a        n/a
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           11.07%    12.49%*       n/a        11.07%     12.49%*      n/a        n/a
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            2.74%     16.08%      17.12%*      2.74%      15.41%     16.08%     17.12%*
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -1.93%     14.27%      19.92%*     -1.93%      13.91%     14.27%     19.92%*
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced     11.09%      9.49%      10.29%      11.09%       9.63%      9.49%     10.29%
 Portfolio                                                                                                               09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           10.32%    27.36%*       n/a        10.32%     27.36%*      n/a        n/a
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           12.15%     15.96%     n/a          12.15%      14.65%     15.96%*   n/a
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            6.19%     15.28%     n/a           6.19%      13.51%     15.28%*   n/a
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            8.83%      6.73%       6.12%*      8.83%       6.95%      6.73%      6.12%*
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            3.04%      5.33%       6.91%*      3.04%       3.33%      5.33%      6.91%*
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                       6

 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           15.46%     22.64%*      n/a        15.46%      19.98%     22.64%*     n/a
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           18.07%     13.05%*      n/a        18.07%      11.68%     13.05%*     n/a
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            8.65%      7.27%*      n/a         8.65%       7.35%      7.27%*     n/a
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           19.55%     15.05%*      n/a        19.55%      14.57%     15.05%*     n/a
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                            2.93%      2.61%*      n/a         2.93%       2.71%      2.61%*     n/a
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           27.38%     21.52%*      n/a        27.38%      20.68%     21.52%*     n/a
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           15.68%      6.83%*      n/a        15.68%       4.90%      6.83%*     n/a
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -0.86%      9.08%       9.87%      -0.86%       7.48%      9.08%      9.87%
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio Class      7.70%      8.24%       7.92%*      7.70%       7.61%      8.24%      7.92%*
 A Shares                                                                                                                04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
                                           -0.45%      9.62%      11.19%*     -0.45%       9.46%      9.62%     11.19%*
 TCI Growth                                                                                                              11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.


                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's

Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index

Independent Auditors' Report ............................................. S-2

Statement of Assets and Liabilities as of December 3l, 1995 .............. S-3

Statement of Operations for the year ended December 3l, 1995 ............. S-9

Statement of Changes in Net Assets for the years ended December 3l, 1995 and 1994 ............................................................. S-11

Notes to Financial Statements as of December 3l, 1995 .................... S-12

Condensed Financial Information as of December 3l, 1995 .................. S-14

Statement of Assets and Liabilities as of September 30, 1996
    (unaudited) .......................................................... S-20

Statement of Operations for the nine-month period ended September 30,
    1996 (unaudited) ..................................................... S-27

Statement of Changes in Net Assets for the nine-month ended September
    30, 1996 and the year ended December 31, 1995 (unaudited) ............ S-28

Notes to Financial Statements (unaudited) ................................ S-29

Condensed Financial Information as of September 30, 1996 (unaudited) ..... S-31

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and
         Contracts Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1995, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1995. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1995, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1995 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 16, 1996

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1995



ASSETS:
Investments, at net asset value: (Note 1)

   Aetna Variable Fund; 135,944,293 shares at $29.06 per share
      (cost $3,682,373,523)......................................      $3,949,941,096
   Aetna Income Shares; 29,688,857 shares at $13.00 per share
      (cost $382,776,733)........................................         386,007,595
   Aetna Variable Encore Fund; 17,318,377 shares at $13.30
      per share (cost $221,087,268)..............................         230,291,686
   Aetna Investment Advisers Fund, Inc.; 49,855,715 shares at
      $14.50 per share (cost $600,395,092).......................         723,017,695
   Aetna GET Fund, Series B; 5,897,397 shares at $12.40 per share
      (cost $59,712,454).........................................          73,136,258
   Aetna Ascent Variable Portfolio; 454,714 shares at $10.80
      per share (cost $4,803,331)................................           4,908,736
   Aetna Crossroads Variable Portfolio; 341,591 shares at $10.74
      per share (cost $3,599,790)................................           3,668,757
   Aetna Legacy Variable Portfolio; 180,468 shares at $10.64
      per share (cost $1,883,466)................................           1,919,680
   Alger American Funds:
      Alger American Growth Portfolio; 1,234,082 shares at
      $31.16 per share  (cost $38,739,937) ......................          38,454,000
      Alger American Small Capitalization Portfolio; 6,121,453
      shares at $39.41 per share (cost $203,207,523) ............         241,246,447
   Calvert Responsibly Invested Balanced Portfolio; 16,846,014
      shares at $1.70 per share (cost $26,512,853)...............          28,688,761
   Fidelity Investments Variable Insurance Products Funds:
      Equity-Income Portfolio; 1,973,219 shares at $19.27 per
      share (cost $35,264,252)...................................          38,023,939
      Growth Portfolio; 949,237 shares at $29.20 per share
      (cost $27,212,340).........................................          27,717,728
      Overseas Portfolio; 218,122 shares at $17.05 per share
      (cost $3,555,791)..........................................           3,718,987
   Fidelity Investments Variable Insurance Products Funds II -
      Asset Manager Portfolio; 910,080 shares at $15.79 per share
      (cost $12,839,173).........................................          14,370,158
      Contrafund Portfolio; 2,202,984 shares at $13.78 per share
      (cost $30,071,951).........................................          30,357,117
      Index 500 Portfolio; 45,055 shares at $75.71 per share
      (cost $3,187,279)..........................................           3,411,144
   Franklin Government Securities Trust; 1,651,095 shares at
      $13.35 per share (cost $21,210,874)........................          22,042,115

                                      S-3




Statement of Assets and Liabilities (continued)

   Janus Aspen Series -
      Aggressive Growth Portfolio; 5,116,845 shares at $17.08 per
      share (cost $74,304,318)...................................          87,395,716
      Balanced Portfolio; 115,516 shares at $13.03 per share
      (cost $1,444,640)..........................................           1,505,170
      Flexible Income Portfolio; 347,266 shares at $11.11 per
      share (cost $3,690,542)....................................           3,858,123
      Growth Portfolio; 376,690 shares at $13.45 per share
      (cost $4,920,509)..........................................           5,066,487
      Short-Term Bond Portfolio; 54,258 shares at $10.03 per
      share (cost $544,564)......................................             544,210
      Worldwide Growth Portfolio; 1,048,130 shares at $15.31 per
      share (cost $15,260,366)...................................          16,046,863
   Lexington Emerging Markets Fund, Inc.; 329,323 shares at
      $9.38 per share (cost $3,135,164)..........................           3,089,046
   Lexington Natural Resources Trust; 1,257,565 shares at
      $11.30 per share (cost $12,932,744)........................          14,210,484
   Neuberger & Berman Advisers Management Trust - Growth
      Portfolio; 3,460,773 shares at $25.86 per share cost
      $77,838,858) ..............................................          89,495,579
   Scudder Variable Life Investment Fund - International
      Portfolio; 13,936,090  shares at $11.82 per share (cost
      $151,941,144)..............................................         164,724,583
   TCI Portfolios, Inc. - TCI Growth; 35,261,982 shares at
      $12.06 per share (cost $333,587,996).......................         425,259,499
                                                                      ----------------

NET ASSETS.......................................................       6,632,117,659
                                                                      ================

Net assets represented by:

                                                                          Accumulation
                                                                              Unit
                                                              Units           Value
                                                           ------------   --------------
Reserves for annuity contracts in accumulation
  and payment period:
Aetna Variable Fund:
      Qualified I......................................      549,055.7         $180.879      $99,312,649
      Qualified III....................................    6,364,000.3          137.869      877,395,210
      Qualified IV.....................................          269.0           83.646           22,498
      Qualified V......................................      121,691.2           14.113        1,717,411
      Qualified VI.....................................  188,964,022.4           14.077    2,660,123,261
      Qualified VII....................................    9,779,134.6           13.247      129,544,460
      Qualified VIII...................................       20,835.7           13.074          272,413
      Qualified IX.....................................       21,417.9           12.935          277,043
      Qualified X (1.15)...............................      273,578.4           14.108        3,859,670
      Qualified X (1.25)...............................    2,370,233.5           14.077       33,366,740
      Reserves for annuity contracts in payment period
      (Note 1).........................................                                      144,049,740

                                      S-4

Aetna Income Shares:
      Qualified I........................................     72,902.0           47.405        3,455,895
      Qualified III......................................  2,377,621.8           46.913      111,541,104
      Qualified V........................................     20,427.2           12.283          250,918
      Qualified VI....................................... 21,379,975.5           12.098      258,665,226
      Qualified VII......................................    185,030.5           11.176        2,067,926
      Qualified VIII.....................................      1,090.6           11.143           12,153
      Qualified IX.......................................      3,580.8           11.203           40,116
      Qualified X (1.15).................................     50,261.1           12.125          609,409
      Qualified X (1.25).................................    354,993.3           12.098        4,294,879
      Reserves for annuity contracts in payment period
      (Note 1)...........................................                                      5,069,969
Aetna Variable Encore Fund:
      Qualified I........................................    150,480.4           38.485        5,791,253
      Qualified III......................................  1,836,260.4           37.988       69,756,054
      Qualified V........................................     19,202.4           11.003          211,293
      Qualified VI....................................... 12,999,680.2           11.026      143,337,034
      Qualified VII......................................    324,091.0           10.936        3,544,190
      Qualified VIII.....................................        656.2           10.620            6,969
      Qualified IX.......................................      3,050.3           10.857           33,118
      Qualified X (1.15).................................    145,629.4           11.051        1,609,306
      Qualified X (1.25).................................    544,382.5           11.026        6,002,469
Aetna Investment Advisers Fund, Inc.:
      Qualified I........................................    393,612.5           18.024        7,094,461
      Qualified III......................................  9,193,181.4           17.954      165,052,015
      Qualified V........................................     19,038.2           13.693          260,683
      Qualified VI....................................... 38,152,394.6           13.673      521,663,491
      Qualified VII......................................    335,791.4           13.135        4,410,596
      Qualified VIII.....................................      1,055.3           12.695           13,397
      Qualified IX.......................................      3,961.7           12.613           49,969
      Qualified X (1.15).................................    138,270.8           13.703        1,894,705
      Qualified X (1.25).................................    940,932.7           13.673       12,865,516
      Reserves for annuity contracts in payment period
      (Note 1)...........................................                                      9,712,863
Aetna GET Fund, Series B:
      Qualified III......................................     63,245.0           12.850          812,688
      Qualified VI.......................................  5,279,157.0           12.850       67,836,249
      Qualified X (1.25).................................    349,212.6           12.850        4,487,321
Aetna Ascent Variable Portfolio:
      Qualified III......................................          8.4           10.673               90
      Qualified V........................................        202.1           10.666            2,156
      Qualified VI.......................................    393,052.6           10.673        4,195,040
      Qualified VIII.....................................          7.7           10.673               82
      Qualified X (1.15).................................     15,054.8           10.982          165,326
      Qualified X (1.25).................................     49,748.1           10.976          546,042
Aetna Crossroads Variable Portfolio:
      Qualified V........................................        243.2           10.605            2,579
      Qualified VI.......................................    294,673.3           10.612        3,126,954
      Qualified VIII.....................................         43.8           10.611              464
      Qualified X (1.15).................................      2,393.5           10.868           26,012
      Qualified X (1.25).................................     47,204.4           10.862          512,748

                                      S-5




Aetna Legacy Variable Portfolio:
      Qualified VI.......................................    143,636.5           10.580        1,519,662
      Qualified X (1.15).................................     17,106.0           10.631          181,853
      Qualified X (1.25).................................     20,531.2           10.626          218,165
Alger American Funds:
   Alger American Growth Portfolio:
      Qualified III......................................    530,262.6           11.715        6,211,911
      Qualified V........................................      7,965.7           10.365           82,564
      Qualified VI.......................................  2,832,439.7           10.157       28,770,111
      Qualified VIII.....................................         38.3           10.371              397
      Qualified X (1.15).................................     12,858.7           11.385          146,392
      Qualified X (1.25).................................    284,978.1           11.379        3,242,625
   Alger American Small Capitalization Portfolio:
      Qualified III......................................  1,714,187.0           13.558       23,241,019
      Qualified V........................................     31,527.5           13.463          424,453
      Qualified VI....................................... 15,036,764.7           13.450      202,245,073
      Qualified VIII.....................................      3,845.1           14.093           54,189
      Qualified X (1.15).................................     54,683.5           13.481          737,179
      Qualified X (1.25).................................  1,081,374.8           13.450       14,544,534
Calvert Responsibly Invested Balanced Portfolio:
      Qualified III......................................    856,360.5           17.951       15,372,772
      Qualified V........................................     14,656.3           13.870          203,278
      Qualified VI.......................................    966,097.9           13.527       13,068,322
      Qualified VIII.....................................      3,611.6           12.291           44,389
Fidelity Investments Variable Insurance Products Funds:
   Equity-Income Portfolio:
      Qualified III......................................    628,581.6           11.617        7,301,978
      Qualified V........................................      1,107.9           11.047           12,239
      Qualified VI.......................................  1,660,304.1           11.092       18,415,763
      Qualified VIII.....................................        638.7           11.054            7,060
      Qualified X (1.15).................................    118,679.1           13.902        1,649,878
      Qualified X (1.25).................................    766,359.8           13.880       10,637,021
   Growth Portfolio:
      Qualified III......................................        762.1           10.198            7,772
      Qualified V........................................      2,540.5           10.183           25,871
      Qualified VI.......................................  1,833,793.9           10.066       18,458,844
      Qualified VIII.....................................        158.7           10.190            1,617
      Qualified X (1.15).................................     45,764.6           14.023          641,737
      Qualified X (1.25).................................    612,991.7           14.000        8,581,887
   Overseas Portfolio:
      Qualified III......................................      1,301.8           10.197           13,274
      Qualified V........................................        190.8            9.954            1,899
      Qualified VI.......................................    196,089.8            9.961        1,953,206
      Qualified X (1.15).................................      4,284.4           10.278           44,037
      Qualified X (1.25).................................    166,303.2           10.262        1,706,571

                                      S-6



Fidelity Investments Variable Insurance Products Funds
II:
   Asset Manager Portfolio:
      Qualified III......................................  1,316,915.5           10.912       14,370,158
   Contrafund Portfolio:
      Qualified III......................................    525,476.0           11.763        6,181,326
      Qualified V........................................      6,415.4           10.461           67,111
      Qualified VI.......................................  2,116,732.0           10.397       22,007,519
      Qualified VIII.....................................        173.7           10.467            1,818
      Qualified X (1.15).................................      5,452.8           10.689           63,737
      Qualified X (1.25).................................    174,259.3           10.681        2,035,606
   Index 500 Portfolio:
      Qualified III......................................    290,546.8           11.740        3,411,144
Franklin Government Securities Trust:
      Qualified III......................................    809,413.7           16.495       13,351,329
      Qualified V........................................     16,226.2           11.946          193,844
      Qualified VI.......................................    717,760.0           11.762        8,442,415
      Qualified VIII.....................................      4,916.9           11.090           54,527
Janus Aspen Series:
   Aggressive Growth Portfolio:
      Qualified III......................................  1,280,952.5           15.323       19,627,517
      Qualified V........................................     15,482.4           13.296          205,852
      Qualified VI.......................................  4,887,059.8           13.322       65,105,449
      Qualified VIII.....................................      1,021.7           13.321           13,610
      Qualified X (1.15).................................     22,049.9           12.869          283,760
      Qualified X (1.25).................................    167,919.9           12.861        2,159,528
   Balanced Portfolio:
      Qualified III......................................        161.4           10.853            1,751
      Qualified V........................................        160.2           10.843            1,737
      Qualified VI.......................................     93,303.8           10.850        1,012,385
      Qualified X (1.15).................................      9,382.9           11.265          105,697
      Qualified X (1.25).................................     34,071.6           11.259          383,600
   Flexible Income Portfolio:
      Qualified III......................................      3,344.5           12.124           40,550
      Qualified V........................................        745.1           12.054            8,981
      Qualified VI.......................................    315,361.3           12.077        3,808,592
   Growth Portfolio:
      Qualified III......................................    109,716.5           11.859        1,301,115
      Qualified V........................................        166.2           10.872            1,807
      Qualified VI.......................................    259,195.5           10.870        2,817,612
      Qualified X (1.15).................................      3,238.4           11.633           37,671
      Qualified X (1.25).................................     78,126.0           11.626          908,282
   Short-Term Bond Portfolio:
      Qualified III......................................     18,472.9           10.393          191,983
      Qualified V........................................         23.8           10.316              245
      Qualified VI.......................................     32,695.8           10.323          337,528
      Qualified X (1.25).................................      1,405.3           10.285           14,454

                                      S-7





   Worldwide Growth Portfolio:
      Qualified III......................................    314,652.7           12.158        3,825,607
      Qualified V........................................     11,127.9           10.952          121,875
      Qualified VI.......................................  1,036,039.6           10.877       11,268,519
      Qualified VIII.....................................         13.7           10.846              149
      Qualified X (1.15).................................      2,616.9           12.223           31,987
      Qualified X (1.25).................................     65,384.2           12.216          798,726
Lexington Emerging Markets Fund:
      Qualified III......................................    371,155.8            8.323        3,089,046
Lexington Natural Resources Trust:
      Qualified III                                          530,562.2           10.862        5,763,092
      Qualified V........................................      8,347.9           12.095          100,969
      Qualified VI.......................................    711,891.9           11.720        8,346,423
Neuberger & Berman Advisers Management Trust
   Growth Portfolio:
      Qualified III......................................  2,359,089.9           17.430       41,119,982
      Qualified V........................................     35,940.7           14.359          516,068
      Qualified VI.......................................  3,331,217.5           14.345       47,786,169
      Qualified VIII.....................................      5,947.6           12.334           73,360
Scudder Variable Life Investment Fund
   International Portfolio:
      Qualified III......................................  3,823,292.2           14.515       55,495,694
      Qualified V........................................     38,067.4           13.799          525,305
      Qualified VI.......................................  7,323,208.0           13.923      101,958,550
      Qualified VIII.....................................     12,189.3           11.733          143,011
      Qualified X (1.15).................................     41,921.0           13.952          584,886
      Qualified X (1.25).................................    432,183.0           13.923        6,017,137
TCI Portfolios, Inc.:
   TCI Growth
      Qualified III *....................................  1,784,551.6           14.464       25,811,741
      Qualified III......................................  4,184,701.2           13.224       55,336,455
      Qualified V........................................     24,825.6           15.176          376,753
      Qualified VI....................................... 21,986,645.3           15.253      335,360,124
      Qualified VII......................................     63,035.5           12.840          809,380
      Qualified VIII.....................................      8,144.3           12.868          104,799
      Qualified IX.......................................      1,241.8           12.581           15,623
      Qualified X (1.15).................................     13,306.7           15.285          203,397
      Qualified X (1.25).................................    474,744.3           15.253        7,241,227
                                                                                          --------------
                                                                                          $6,632,117,659
                                                                                          ==============

* Applies only to participants of the Opportunity Plus program and Multiple Options Portfolio.



See Notes to Financial Statements.

Variable Annuity Account C


Statement of Operations                                            Year Ended December 31, 1995


INVESTMENT INCOME:
Dividends: (Notes 1 and 3)
   Aetna Variable Fund.......................................                          $648,150,765
   Aetna Income Shares.......................................                            23,872,308
   Aetna Variable Encore Fund................................                               172,751
   Aetna Investment Advisers Fund, Inc. .....................                            47,274,300
   Aetna GET Fund, Series B .................................                             1,878,972
   Aetna Ascent Variable Portfolio ..........................                               110,626
   Aetna Crossroads Variable Portfolio.......................                                61,834
   Aetna Legacy Variable Portfolio...........................                                33,640
   Calvert Responsibly Invested Balanced Portfolio...........                             2,556,825
   Fidelity Investments Variable Insurance Products Fund -
      Equity-Income Portfolio................................                               423,626
   Fidelity Investments Variable Insurance Products Fund -
      Growth Portfolio.......................................                                10,256
   Fidelity Investments Variable Insurance Products Fund -
      Overseas Portfolio.....................................                                 5,145
   Fidelity Investments Variable Insurance Products Fund II -
      Asset Manager Portfolio................................                               259,914
   Fidelity Investments Variable Insurance Products Fund II -
      Contrafund Portfolio...................................                               379,043
   Franklin Government Securities Trust......................                             1,061,449
   Janus Aspen Series - Aggressive Growth Portfolio .........                               982,586
   Janus Aspen Series - Balanced Portfolio ..................                                11,553
   Janus Aspen Series - Flexible Income Portfolio ...........                               151,761
   Janus Aspen Series - Growth Portfolio ....................                                91,472
   Janus Aspen Series - Short-Term Bond Portfolio ...........                                11,707
   Janus Aspen Series - Worldwide Growth Portfolio ..........                                50,858
   Lexington Emerging Markets Fund...........................                                29,990
   Lexington Natural Resources Trust.........................                                59,767
   Neuberger & Berman Advisers Management Trust -
      Growth Portfolio                                                                    1,779,523
   Scudder Variable Life Investment Fund -  International                                   670,720
   Portfolio.................................................
   TCI Portfolios, Inc. - TCI Growth.........................                               339,221
                                                                                    ----------------
      Total investment income................................                           730,430,612
Valuation period deductions (Note 2).........................                          (71,090,542)
                                                                                    ----------------
Net investment income........................................                           659,340,070
                                                                                    ----------------



NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1 and 4)
   Proceeds from sales.......................................      $570,154,582
   Cost of investments sold..................................       409,480,615
                                                                ----------------
      Net realized gain .....................................                           160,673,967
Net unrealized gain on investments:
   Beginning of year.........................................        73,479,233
   End of year...............................................       594,083,184
                                                                ----------------
      Net unrealized gain....................................                           520,603,951
                                                                                    ----------------
Net realized and unrealized gain on investments..............                           681,277,918
                                                                                    ----------------
Net increase in net assets resulting from operations.........                        $1,340,617,988
                                                                                    ================


See Notes to Financial Statements.

Variable Annuity Account C

Statements of Changes in Net Assets


                                                                       Year Ended December 31,

                                                                       1995                1994
                                                                       ----                ----
FROM OPERATIONS:
Net investment income.........................................       $659,340,070        $476,196,420
Net realized and unrealized gain (loss) on investments........        681,277,918       (581,812,453)
                                                                  ----------------    ----------------
   Net increase (decrease) in net assets resulting from
operations....................................................     $1,340,617,988       (105,616,033)
                                                                  ----------------    ----------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments...................        771,594,245         711,565,372
Sales and administrative charges deducted by the Company......           (98,694)           (137,737)
                                                                  ----------------    ----------------
   Net variable annuity contract purchase payments............        771,495,551         711,427,635
Transfers from the Company for mortality guarantee adjustments          3,678,430           1,880,350
Transfers to the Company's fixed account options..............       (44,377,350)        (56,920,532)
Transfers to other variable annuity accounts..................                  0        (23,284,415)
Redemptions by contract holders...............................      (287,945,984)       (269,542,942)
Annuity payments..............................................       (14,807,537)        (11,189,149)
Other ........................................................          1,144,770           1,452,959
                                                                  ----------------    ----------------
   Net increase in net assets from unit transactions..........        429,187,880         353,823,906
                                                                  ----------------    ----------------
Change in net assets..........................................      1,769,805,868         248,207,873
NET ASSETS:
Beginning of year.............................................      4,862,311,791       4,614,103,918
                                                                  ----------------    ----------------
End of year...................................................     $6,632,117,659      $4,862,311,791
                                                                  ================    ================









See Notes to Financial Statements.

Variable Annuity Account C

Notes to Financial Statements - December 31, 1995

1.  Summary of Significant Accounting Policies
    Variable Annuity Account C ("Account") is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

    The accompanying financial statements of the Account have been prepared in accordance with generally accepted accounting principles.

    a. Valuation of Investments

    Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1995:



      Aetna Variable Fund                               Franklin Government Securities Trust
      Aetna Income Shares                               Janus Aspen Series:
      Aetna Variable Encore Fund                        [bullet] Aggressive Growth Portfolio
      Aetna Investment Advisers Fund, Inc.              [bullet] Balanced Portfolio
      Aetna GET Fund, Series B                          [bullet] Flexible Income Portfolio
      Aetna Ascent Variable Portfolio                   [bullet] Growth Portfolio
      Aetna Crossroads Variable Portfolio               [bullet] Short-Term Bond Portfolio
      Aetna Legacy Variable Portfolio                   [bullet] Worldwide Growth Portfolio
      Alger American Fund:                              Lexington Emerging Markets Fund
      [bullet] Alger American Growth Portfolio          Lexington Natural Resources Trust
      [bullet] Alger American Small Capitalization      Neuberger & Berman Advisers Management
         Portfolio                                      Trust:
      Calvert Responsibly Invested Balanced Portfolio   [bullet] Growth Portfolio
      Fidelity Investments Variable Insurance           Scudder Variable Life Investment Fund:
        Products Fund:                                  [bullet] International Portfolio
      [bullet] Equity-Income Portfolio                  TCI Portfolios, Inc . - TCI Growth
      [bullet] Growth Portfolio
      [bullet] Overseas Portfolio
      Fidelity Investments Variable Insurance
        Products Fund II:
      [bullet] Asset Manager Portfolio
      [bullet] Contrafund Portfolio
      [bullet] Index 500 Portfolio

    b.  Other
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    c.  Federal Income Taxes
    The operations of Variable Annuity Account C form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

    d.  Annuity Reserves
    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity, Individual Annuity Mortality, and Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company.

    Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  Valuation Period Deductions
    Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  Dividend Income
    On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income and accumulated net realized gain on investments is included in net unrealized gain in the Statement of Operations.

4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1995 aggregated $1,658,682,532 and $570,154,582, respectively.

5.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

                                     Variable Annuity Account C
                                   Condensed Financial Information

            CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1995 TO
                               DECEMBER 31, 1995



-------------------------------------------------------------------------------------------------
                                                                                    Increase
                                              Value at            Value at          in Value of
                                             Beginning             End of          Accumulation
                                              of Year              Year                 Unit
-------------------------------------------------------------------------------------------------
Aetna Variable Fund:
      Qualified I                              $138.406             $180.879         30.69%
      Qualified III                             105.558              137.869         30.61%
      Qualified IV                               63.884               83.646         30.93%
      Qualified V                                10.823               14.113         30.40%
      Qualified VI                               10.778               14.077         30.61%
      Qualified VII                              10.136               13.247         30.69%
      Qualified VIII                             10.011               13.074         30.60%
      Qualified IX                                9.879               12.935         30.93%
      Qualified X (1.15)                         10.791               14.108         30.74%
      Qualified X (1.25)                         10.778               14.077         30.61%
-------------------------------------------------------------------------------------------------
Aetna Income Shares:
      Qualified I                               $40.570              $47.405         16.85%
      Qualified III                              40.173               46.913         16.78%
      Qualified V                                10.536               12.283         16.59%
      Qualified VI                               10.360               12.098         16.78%
      Qualified VII                               9.565               11.176         16.85%
      Qualified VIII                              9.543               11.143         16.77%
      Qualified IX                                9.570               11.203         17.07%
      Qualified X (1.15)                         10.373               12.125         16.89%
      Qualified X (1.25)                         10.360               12.098         16.78%
-------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
      Qualified I                               $36.723              $38.485          4.80%
      Qualified III                              36.271               37.988          4.73%
      Qualified V                                10.523               11.003          4.57%
      Qualified VI                               10.528               11.026          4.73%
      Qualified VII                              10.435               10.936          4.80%
      Qualified VIII                             10.141               10.620          4.73%
      Qualified IX                               10.341               10.857          5.00%
      Qualified X (1.15)                         10.541               11.051          4.84%
      Qualified X (1.25)                         10.528               11.026          4.73%
-------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
      Qualified I                               $14.317              $18.024         25.89%
      Qualified III                              14.270               17.954         25.82%
      Qualified V                                10.900               13.693         25.62%
      Qualified VI                               10.868               13.673         25.81%
      Qualified VII                              10.434               13.135         25.89%
      Qualified VIII                             10.091               12.695         25.81%
      Qualified IX                               10.000               12.613         26.13%
      Qualified X (1.15)                         10.880               13.703         25.95%
      Qualified X (1.25)                         10.868               13.673         25.81%
-------------------------------------------------------------------------------------------------

                                     Variable Annuity Account C
                             Condensed Financial Information (Continued)


-------------------------------------------------------------------------------------------------
                                                                                    Increase
                                              Value at            Value at          in Value of
                                             Beginning             End of          Accumulation
                                              of Year              Year                 Unit
-------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
      Qualified III                             $10.160              $12.850         26.48%
      Qualified VI                               10.160               12.850         26.48%
      Qualified X (1.25)                         10.160               12.850         26.48%
-------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
      Qualified III                             $10.000              $10.673          6.73%     (4)
      Qualified V                                10.000               10.666          6.66%     (5)
      Qualified VI                               10.000               10.673          6.73%     (5)
      Qualified VIII                             10.000               10.673          6.73%     (5)
      Qualified X (1.15)                         10.000               10.982          9.82%     (3)
      Qualified X (1.25)                         10.000               10.976          9.76%     (3)
-------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
      Qualified V                               $10.000              $10.605          6.05%     (5)
      Qualified VI                               10.000               10.612          6.12%     (5)
      Qualified VIII                             10.000               10.611          6.11%     (5)
      Qualified X (1.15)                         10.000               10.868          8.68%     (3)
      Qualified X (1.25)                         10.000               10.862          8.62%     (3)
-------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
      Qualified VI                              $10.000              $10.580          5.80%     (5)
      Qualified X (1.15)                         10.000               10.631          6.31%     (4)
      Qualified X (1.25)                         10.000               10.626          6.26%     (4)
-------------------------------------------------------------------------------------------------
Alger American Funds:
   Alger American Growth Portfolio:
      Qualified III                             $10.000              $11.715         17.15%     (4)
      Qualified V                                10.000               10.365          3.65%     (5)
      Qualified VI                               10.000               10.157          1.57%     (5)
      Qualified VIII                             10.000               10.371          3.71%     (5)
      Qualified X (1.15)                         10.000               11.385         13.85%     (3)
      Qualified X (1.25)                         10.000               11.379         13.79%     (3)
-------------------------------------------------------------------------------------------------
   Alger American Small Capitalization
   Portfolio:
      Qualified III                              $9.513              $13.558         42.52%
      Qualified V                                 9.461               13.463         42.29%
      Qualified VI                                9.437               13.450         42.52%
      Qualified VIII                              9.889               14.093         42.51%
      Qualified X (1.15)                          9.450               13.481         42.66%
      Qualified X (1.25)                          9.437               13.450         42.52%
-------------------------------------------------------------------------------------------------

                                     Variable Annuity Account C
                             Condensed Financial Information (Continued)


-------------------------------------------------------------------------------------------------
                                                                                    Increase
                                              Value at            Value at          in Value of
                                             Beginning             End of          Accumulation
                                              of Year              Year                 Unit
-------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced
Portfolio:
      Qualified III                             $13.990              $17.951         28.31%
      Qualified V                                10.839               13.870         27.96%
      Qualified VI                               10.554               13.527         28.17%
      Qualified VIII                              9.590               12.291         28.16%
-------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Funds:
   Equity - Income Portfolio:
      Qualified III                             $10.000              $11.617         16.17%      (2)
      Qualified V                                10.000               11.047         10.47%      (5)
      Qualified VI                               10.000               11.092         10.92%      (5)
      Qualified VIII                             10.000               11.054         10.54%      (5)
      Qualified X (1.15)                         10.409               13.902         33.55%
      Qualified X (1.25)                         10.403               13.880         33.42%
-------------------------------------------------------------------------------------------------
   Growth Portfolio:
      Qualified III                             $10.000              $10.198          1.98%      (4)
      Qualified V                                10.000               10.183          1.83%      (5)
      Qualified VI                               10.000               10.066          0.66%      (5)
      Qualified VIII                             10.000               10.190          1.90%      (5)
      Qualified X (1.15)                         10.479               14.023         33.82%
      Qualified X (1.25)                         10.472               14.000         33.69%
-------------------------------------------------------------------------------------------------
   Overseas Portfolio:
      Qualified III                             $10.000              $10.197           1.97%     (4)
      Qualified V                                10.000                9.954          (0.46%)    (5)
      Qualified VI                               10.000                9.961          (0.39%)    (5)
      Qualified X (1.15)                          9.480               10.278           8.43%
      Qualified X (1.25)                          9.474               10.262           8.32%
-------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Funds II:
   Asset Manager Portfolio:
      Qualified III                              $9.447              $10.912         15.51%
-------------------------------------------------------------------------------------------------
   Contrafund Portfolio:
      Qualified III                             $10.000              $11.763         17.63%      (2)
      Qualified V                                10.000               10.461          4.61%      (5)
      Qualified VI                               10.000               10.397          3.97%      (5)
      Qualified VIII                             10.000               10.467          4.67%      (5)
      Qualified X (1.15)                         10.000               10.689          6.89%      (2)
      Qualified X (1.25)                         10.000               10.681          6.81%      (2)
-------------------------------------------------------------------------------------------------
   Index 500 Portfolio:
      Qualified III                             $10.000              $11.740         17.40%      (2)
-------------------------------------------------------------------------------------------------

                                     Variable Annuity Account C
                             Condensed Financial Information (Continued)


-------------------------------------------------------------------------------------------------
                                                                                    Increase
                                              Value at            Value at          in Value of
                                             Beginning             End of          Accumulation
                                              of Year              Year                 Unit
-------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:
      Qualified III                             $14.190              $16.495         16.24%
      Qualified V                                10.294               11.946         16.06%
      Qualified VI                               10.119               11.762         16.24%
      Qualified VIII                              9.541               11.090         16.23%
-------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio:
      Qualified III                             $12.169              $15.323         25.91%
      Qualified V                                10.577               13.296         25.71%
      Qualified VI                               10.581               13.322         25.91%
      Qualified VIII                             10.581               13.321         25.90%
      Qualified X (1.15)                         10.000               12.869         28.69%      (2)
      Qualified X (1.25)                         10.000               12.861         28.61%      (2)
-------------------------------------------------------------------------------------------------
   Balanced Portfolio:
      Qualified III                             $10.000              $10.853          8.53%      (4)
      Qualified V                                10.000               10.843          8.43%      (5)
      Qualified VI                               10.000               10.850          8.50%      (5)
      Qualified X (1.15)                         10.000               11.265         12.65%      (3)
      Qualified X (1.25)                         10.000               11.259         12.59%      (3)
-------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:
      Qualified III                              $9.911              $12.124         22.33%
      Qualified V                                10.000               12.054         20.54%      (1)
      Qualified VI                                9.873               12.077         22.33%
-------------------------------------------------------------------------------------------------
   Growth Portfolio:
      Qualified III                             $10.000              $11.859         18.59%      (4)
      Qualified V                                10.000               10.872          8.72%      (5)
      Qualified VI                               10.000               10.870          8.70%      (5)
      Qualified X (1.15)                         10.000               11.633         16.33%      (3)
      Qualified X (1.25)                         10.000               11.626         16.26%      (3)
-------------------------------------------------------------------------------------------------
   Short Term Bond Portfolio:
      Qualified III                             $10.000              $10.393          3.93%      (4)
      Qualified V                                10.000               10.316          3.16%      (5)
      Qualified VI                               10.000               10.323          3.23%      (5)
      Qualified X (1.25)                         10.000               10.285          2.85%      (4)
-------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:
      Qualified III                             $10.000              $12.158         21.58%      (4)
      Qualified V                                10.000               10.952          9.52%      (4)
      Qualified VI                               10.000               10.877          8.77%      (5)
      Qualified VIII                             10.000               10.846          8.46%      (5)
      Qualified X (1.15)                         10.000               12.223         22.23%      (2)
      Qualified X (1.25)                         10.000               12.216         22.16%      (2)
-------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
      Qualified III                              $8.772               $8.323         (5.12%)
-------------------------------------------------------------------------------------------------

                                     Variable Annuity Account C
                             Condensed Financial Information (Continued)

-------------------------------------------------------------------------------------------------
                                                                                    Increase
                                              Value at            Value at          in Value of
                                             Beginning             End of          Accumulation
                                              of Year              Year                 Unit
-------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust:
      Qualified III                              $9.412              $10.862         15.41%
      Qualified V                                10.496               12.095         15.24%
      Qualified VI                               10.154               11.720         15.42%
-------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management
Trust:
   Growth Portfolio:
      Qualified III                             $13.398              $17.430         30.09%
      Qualified V                                11.055               14.359         29.89%
      Qualified VI                               11.026               14.345         30.10%
      Qualified VIII                              9.482               12.334         30.09%
-------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
International Portfolio:
      Qualified III                             $13.227              $14.515          9.74%
      Qualified V                                12.595               13.799          9.56%
      Qualified VI                               12.687               13.923          9.74%
      Qualified VIII                             10.692               11.733          9.73%
      Qualified X (1.15)                         12.701               13.952          9.85%
      Qualified X (1.25)                         12.687               13.923          9.74%
-------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
   TCI Growth:
      Qualified III*                            $11.172              $14.464         29.47%
      Qualified III                              10.213               13.224         29.47%
      Qualified V                                11.740               15.176         29.27%
      Qualified VI                               11.781               15.253         29.47%
      Qualified VII                               9.911               12.840         29.55%
      Qualified VIII                              9.939               12.868         29.46%
      Qualified IX                                9.693               12.581         29.80%
      Qualified X (1.15)                         11.794               15.285         29.60%
      Qualified X (1.25)                         11.781               15.253         29.47%
-------------------------------------------------------------------------------------------------


*Applies only to participants of the Opportunity Plus program and Multiple Options Portfolio.

QUALIFIED I        Individual contracts issued prior to May 1, 1975 in
                   connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue
                   Code ("Code"); "Tax-Deferred Annuity Plans" established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain
                   Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code;
                   Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax
                   Retirement Act of 1962, as amended: allocated group contracts issued prior to May 1, 1975 in connection with Qualified
                   Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                   Plans.

QUALIFIED III      Individual contracts issued in connection with
                   Tax-Deferred Annuity Plans and Individual Retirement Annuity
                   Plans since May 1, 1975, H.R. 10 Plans since November 1,
                   1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with "Deferred Compensation Plans" adopted by state and local governments and H.R. 10 Plans.

QUALIFIED IV       Certain large group contracts (Jumbo) issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation
                   Plans issued since January 1, 1979.

QUALIFIED V        Group AetnaPlus contracts issued since August 28, 1992 in
                   connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                   Code.

QUALIFIED VI       Group AetnaPlus contracts issued in connection with
                   Tax-Deferred Annuity Plans and Retirement Plus Plans since
                   August 28, 1992.

QUALIFIED VII      Certain existing contracts that were converted to ACES,
                   the new administrative system (Previously valued under Qualified I).

QUALIFIED VIII     "Group Aetna Plus" contracts issued in connection with
                   Tax-Deferred Annuity Plans and "Deferred Compensation Plans" adopted by state and local governments since June 30, 1993.

QUALIFIED IX       Certain large group contracts (Jumbo) that were converted
                   to ACES, the new administrative system (previously valued under Qualified VI).

QUALIFIED X        Individual Retirement Annuity and Simplified Employee
                   Pension Plans issued or converted to ACES, the new administrative system.

1 - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during March 1995 when the fund became available under the contract or the applicable daily asset charge was first utilized.

2 - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during May 1995 when the fund became available under the contract or the applicable daily asset charge was first utilized.

3 - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during June 1995 when the fund became available under the contract or the applicable daily asset charge was first utilized.

4 - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during July 1995 when the fund became available under the contract or the applicable daily asset charge was first utilized.

5 - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during August 1995 when the fund became available under the contract or the applicable daily asset charge was first utilized.

Variable Annuity Account C
Statement of Assets and Liabilities - September 30, 1996 (unaudited)

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 138,437,343 shares at $32.93 per share (cost $3,954,687,798)........................  $4,558,383,461
  Aetna Income Shares; 28,558,936 shares at $12.82 per share (cost $369,287,328)...........................     366,012,878
  Aetna Variable Encore Fund; 18,039,913 shares at $13.02 per share (cost $236,896,325) ...................     234,823,027
  Aetna Investment Advisers Fund, Inc.; 54,450,738 shares at $14.67 per share
    (cost $702,696,785)....................................................................................     799,000,771
  Aetna GET Fund, Series B; 5,653,546 shares at $13.14 per share (cost $58,283,775)........................      74,289,667
  Aetna GET Fund, Series C; 2,378,841 shares at $10.02 per share (cost $23,813,430)........................      23,832,017
  Aetna Ascent Variable Portfolio; 1,136,204 shares at $12.13 per share (cost $12,644,042).................      13,785,623
  Aetna Crossroads Variable Portfolio; 935,946 shares at $11.74 per share (cost $10,326,579)...............      10,990,935
  Aetna Legacy Variable Portfolio; 592,518 shares at $11.26 per share (cost $6,460,787)....................       6,673,297
  Alger American Funds:
    Alger American Growth Portfolio; 2,862,518 shares at $33.15 per share  (cost $91,422,437) .............      94,891,366
    Alger American Small Capitalization Portfolio; 8,081,043 shares at $42.45 per share (cost $286,989,408)     343,038,462
  Calvert Responsibly Invested Balanced Portfolio; 19,804,295 shares at $1.85 per share
     (cost $31,894,524) ...................................................................................      36,657,746
  Fidelity Investments Variable Insurance Products Funds:
    Equity-Income Portfolio; 4,806,246 shares at $19.72 per share (cost $90,101,888) ......................      94,778,792
    Growth Portfolio; 2,380,058 shares at $30.51 per share (cost $68,758,249)..............................      72,614,625
    Overseas Portfolio; 429,387 shares at $17.99 per share (cost $7,358,710)...............................       7,724,350
  Fidelity Investments Variable Insurance Products Funds II:
    Asset Manager Portfolio; 991,918 shares at $15.96 per share (cost $14,215,113).........................      15,830,757
    Contrafund Portfolio; 5,995,948 shares at $15.25 per share (cost $84,519,773)..........................      91,437,974
    Index 500 Portfolio; 177,647 shares at $82.31 per share (cost $13,616,758).............................      14,615,388
  Franklin Government Securities Trust; 1,832,080 shares at $12.78 per share
     (cost $23,641,048)....................................................................................      23,413,816
  Janus Aspen Series:
    Aggressive Growth Portfolio; 8,908,100 shares at $18.76 per share (cost $144,269,789)..................     167,115,605
    Balanced Portfolio; 596,313 shares at $14.44 per share (cost $8,085,502)...............................       8,610,556
    Flexible Income Portfolio; 605,159 shares at $11.10 per share (cost $6,605,573)........................       6,717,141
    Growth Portfolio; 1,642,207 shares at $15.23 per share (cost $23,314,820)..............................      25,010,585
    Short-Term Bond Portfolio; 138,466 shares at $9.96 per share (cost $1,382,253).........................       1,379,025
    Worldwide Growth Portfolio; 6,390,734 shares at $18.57 per share (cost $108,225,232)...................     118,675,588
  Lexington Emerging Markets Fund, Inc.; 472,157 shares at $10.30 per share (cost $4,637,082)..............       4,863,113
  Lexington Natural Resources Trust; 1,537,974 shares at $12.80 per share (cost $17,174,548)...............      19,685,904
  Neuberger & Berman Advisers Management Trust - Growth Portfolio; 4,015,474 shares
     at $24.66 per share (cost $92,752,432)................................................................      99,020,972
  Scudder Variable Life Investment Fund - International Portfolio; 15,129,238  shares
    at $12.61 per share (cost $168,389,187)................................................................     190,779,527
 TCI Portfolios, Inc. - TCI Growth; 36,669,887 shares at $11.24 per share (cost $361,701,001)..............     412,169,400
                                                                                                             --------------
NET ASSETS.................................................................................................  $7,936,822,368
                                                                                                             ==============

Variable Annuity Account C
Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

Net assets represented by:
                                                Accumulation
                                                    Unit
                                      Units         Value
                                    ---------  --------------
Reserves for annuity contracts in accumulation and payment period:
Aetna Variable Fund:
  Qualified I .......................394,818.4   $205.155    $80,998,769
  Qualified III ...................3,190,829.1    156.301    498,729,452
  Qualified V .......................155,270.8     15.980      2,481,291
  Qualified VI ..................183,809,561.0     15.959  2,933,506,667
  Qualified VII ..................10,322,362.8     15.025    155,092,366
  Qualified VIII .....................26,888.9     14.821        398,531
  Qualified IX .......................22,658.8     14.692        332,907
  Qualified X (1.15).................358,579.8     16.006      5,739,549
  Qualified X (1.25)..............29,191,178.3     15.959    465,876,289
  Qualified XI.....................4,835,072.8     15.994     77,330,961
  Qualified XII (0.95).............2,847,065.0     10.571     30,097,184
  Qualified XIII...................7,242,424.9     15.976    115,707,667
  Reserves for annuity contracts in payment period (Note 1)  192,091,828

Aetna Income Shares:
  Qualified I .......................50,596.6      47.412      2,398,896
  Qualified III ..................1,171,277.3      46.899     54,931,830
  Qualified V .......................25,391.8      12.265        311,432
  Qualified VI ..................19,937,551.6      12.095    241,143,112
  Qualified VII ....................188,261.5      11.178      2,104,368
  Qualified VIII .....................1,637.2      11.139         18,237
  Qualified IX .......................2,380.3      11.221         26,709
  Qualified X (1.15).................58,270.8      12.130        706,849
  Qualified X (1.25)..............3,816,066.0      12.095     46,155,017
  Qualified XI......................369,422.0      12.121      4,477,730
  Qualified XII (0.95)..............177,817.5      10.257      1,823,788
  Qualified XIII....................523,145.5      12.108      6,334,092
  Reserves for annuity contracts in payment period (Note 1)    5,580,818

Aetna Variable Encore Fund:
  Qualified I ......................101,852.0      39.651      4,038,539
  Qualified III ....................829,284.9      39.121     32,442,693
  Qualified V .......................28,894.2      11.318        327,026
  Qualified VI ..................13,046,809.1      11.355    148,147,978
  Qualified VII ....................331,505.6      11.267      3,735,107
  Qualified VIII .....................1,186.3      10.936         12,973
  Qualified IX .......................3,320.5      11.202         37,197
  Qualified X (1.15)................177,955.5      11.389      2,026,720
  Qualified X (1.25)..............3,274,276.6      11.355     37,179,777
  Qualified XI......................223,582.2      11.380      2,544,255
  Qualified XII (0.95)...............38,214.1      10.164        388,405
  Qualified XIII....................346,821.3      11.367      3,942,357

Aetna Investment Advisers Fund, Inc.:
  Qualified I ......................284,069.3      19.710      5,598,918
  Qualified III ..................3,250,992.3      19.624     63,797,506
  Qualified V .......................21,375.0      14.948        319,522
  Qualified VI ..................36,749,526.4      14.945    549,228,509
  Qualified VII ....................351,085.3      14.363      5,042,775
  Qualified VIII .....................2,069.0      13.876         28,709
  Qualified IX .......................3,064.4      13.812         42,327
  Qualified X (1.15)................171,933.1      14.989      2,577,094

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

Aetna Investment Advisers Fund, Inc. (continued):
  Qualified X (1.25)..............7,815,582.4     $14.945  $116,805,332
  Qualified XI......................790,684.8      14.977    11,842,309
  Qualified XII (0.95)..............694,494.0      10.469     7,270,748
  Qualified XIII..................1,548,633.4      14.961    23,169,093
  Reserves for annuity contracts in payment period (Note 1) 13,277,929 Aetna GET Fund, Series B:
  Qualified III .....................62,652.8      14.402       902,323
  Qualified VI ...................4,160,641.5      14.402    59,921,375
  Qualified X (1.25)................342,079.2      14.402     4,926,609
  Qualified XI......................466,442.1      14.433     6,732,099
  Qualified XIII....................125,354.6      14.417     1,807,261
Aetna GET Fund, Series C:
  Qualified III .....................45,805.3      10.014       458,675
  Qualified VI ...................1,986,342.0      10.014    19,890,406
  Qualified XI......................267,942.6      10.015     2,683,374
  Qualified XIII.....................79,838.5      10.015       799,562
Aetna Ascent Variable Portfolio:
  Qualified I ..........................347.4      10.859         3,772
  Qualified V ........................1,018.6      12.091        12,316
  Qualified VI .....................920,582.0      12.113    11,151,272
  Qualified VIII ........................36.4      12.112           441
  Qualified X (1.15).................24,705.8      12.473       308,155
  Qualified X (1.25)................148,499.6      12.457     1,849,912
  Qualified XI........................7,627.9      12.139        92,597
  Qualified XII (0.95)................5,733.2      10.661        61,120
  Qualified XIII.....................25,238.0      12.126       306,038
Aetna Crossroads Variable Portfolio:
  Qualified V ..........................899.8      11.718        10,545
  Qualified VI .....................723,134.9      11.740     8,489,814
  Qualified VIII .......................159.1      11.739         1,867
  Qualified X (1.15).................12,384.8      12.033       149,023
  Qualified X (1.25)................140,097.7      12.018     1,683,649
  Qualified XI.......................28,553.0      11.766       335,940
  Qualified XII (0.95)................1,645.9      10.502        17,286
  Qualified XIII.....................25,765.3      11.753       302,811
Aetna Legacy Variable Portfolio:
  Qualified V ............................3.4      11.375            39
  Qualified VI .....................384,229.9      11.397     4,378,528
  Qualified X (1.15).................17,035.0      11.460       195,207
  Qualified X (1.25)................155,707.3      11.446     1,782,107
  Qualified XI.......................13,733.1      11.421       156,832
  Qualified XII (0.95)....................3.5      10.409            36
  Qualified XIII.....................14,073.8      11.409       160,548
Alger American Funds:
  Alger American Growth Portfolio:
  Qualified III ....................929,072.6      12.702    11,801,029
  Qualified V........................36,388.7      11.225       408,460
  Qualified VI....................6,321,861.5      11.013    69,624,412
  Qualified VIII........................712.4      11.245         8,011
  Qualified X (1.15).................53,634.1      12.353       662,560
  Qualified X (1.25)................679,714.2      12.337     8,385,858

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

  Alger American Growth Portfolio (continued):
  Qualified XI......................127,004.2     $11.037    $1,401,738
  Qualified XII (0.95)...............81,406.9      10.158       826,949
  Qualified XIII....................160,758.2      11.025     1,772,349
  Alger American Small Capitalization Portfolio:
  Qualified III ..................2,286,967.5      14.519    33,205,181
  Qualified V........................66,032.5      14.400       950,876
  Qualified VI...................18,381,600.0      14.404   264,762,060
  Qualified VIII......................6,394.5      15.091        96,500
  Qualified X (1.15).................87,745.9      14.448     1,267,710
  Qualified X (1.25)..............1,582,724.3      14.404    22,797,000
  Qualified XI......................552,921.2      14.435     7,981,192
  Qualified XII (0.95)..............231,362.9       9.556     2,210,805
  Qualified XIII....................677,383.5      14.419     9,767,138
Calvert Responsibly Invested Balanced Portfolio:
  Qualified III ....................880,085.1      19.328    17,010,575
  Qualified V........................17,741.6      14.916       264,626
  Qualified VI....................1,226,588.5      14.565    17,864,719
  Qualified VIII......................4,491.7      13.233        59,436
  Qualified XI.......................53,046.4      14.596       774,257
  Qualified XII (0.95)...............19,096.0      10.568       201,809
  Qualified XIII.....................33,081.3      14.580       482,324
Fidelity Investments Variable Insurance Products Funds:
  Equity-Income Portfolio:
  Qualified III ..................1,400,341.2      12.332    17,269,141
  Qualified V.........................8,820.4      11.713       103,316
  Qualified VI....................4,621,703.1      11.775    54,420,449
  Qualified VIII......................1,013.8      11.734        11,897
  Qualified X (1.15)................212,626.3      14.769     3,140,362
  Qualified X (1.25)..............1,199,892.5      14.735    17,680,216
  Qualified XI.......................85,875.9      11.800     1,013,358
  Qualified XII (0.95)...............24,072.5      10.169       244,798
  Qualified XIII.....................75,950.0      11.787       895,255
  Growth Portfolio:
  Qualified I ..........................448.8      10.584         4,750
  Qualified V........................11,002.9      11.323       124,590
  Qualified VI....................4,734,076.5      11.206    53,052,291
  Qualified VIII........................839.3      11.343         9,521
  Qualified X (1.15).................80,524.8      15.623     1,258,054
  Qualified X (1.25)................983,027.8      15.586    15,321,778
  Qualified XI.......................96,945.0      11.231     1,088,744
  Qualified XII (0.95)...............37,991.9      10.176       386,620
  Qualified XIII....................121,967.9      11.218     1,368,277
  Overseas Portfolio:
  Qualified V...........................532.7      10.648         5,672
  Qualified VI......................457,395.6      10.668     4,879,279
  Qualified X (1.15).................26,918.0      11.016       296,527
  Qualified X (1.25)................191,500.6      10.990     2,104,572
  Qualified XI.......................12,413.4      10.690       132,705
  Qualified XII (0.95)................4,129.3      10.207        42,147
  Qualified XIII.....................24,670.2      10.679       263,448

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

Fidelity Investments Variable Insurance Products Funds II:
  Asset Manager Portfolio:
  Qualified III...................1,355,544.0     $11.679   $15,830,757
  Contrafund Portfolio:
  Qualified III...................1,202,695.3      13.018    15,656,362
  Qualified V........................28,421.2      11.563       328,623
  Qualified VI....................5,800,933.6      11.506    66,743,570
  Qualified VIII........................891.9      11.583        10,331
  Qualified X (1.15).................12,918.7      12.945       167,232
  Qualified X (1.25)................425,653.6      12.927     5,502,505
  Qualified XI.......................72,313.2      11.530       833,797
  Qualified XII (0.95)...............63,700.1      10.378       661,084
  Qualified XIII....................133,225.6      11.518     1,534,470
  Index 500 Portfolio:
  Qualified III...................1,107,923.1      13.192    14,615,388
Franklin Government Securities Trust:
  Qualified III.....................813,764.8      16.514    13,438,735
  Qualified V........................20,178.9      11.946       241,054
  Qualified VI......................771,455.4      11.776     9,084,558
  Qualified VIII......................6,322.7      11.102        70,194
  Qualified XI.......................40,882.0      11.801       482,455
  Qualified XII (0.95)................2,449.5      10.246        25,096
  Qualified XIII......................6,084.4      11.788        71,724
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Qualified III...................1,803,472.3      16.853    30,393,781
  Qualified V........................40,769.3      14.606       595,484
  Qualified VI....................8,385,374.7      14.653   122,866,913
  Qualified VIII......................2,254.9      14.650        33,035
  Qualified X (1.15).................29,848.0      14.165       422,797
  Qualified X (1.25)................430,563.8      14.145     6,090,307
  Qualified XI......................222,505.2      14.684     3,267,270
  Qualified XII (0.95)..............103,183.0       9.805     1,011,666
  Qualified XIII....................165,962.8      14.668     2,434,352
  Balanced Portfolio:
  Qualified III.........................150.4      12.090         1,819
  Qualified V.........................2,871.9      12.064        34,646
  Qualified VI......................551,775.8      12.087     6,669,074
  Qualified X (1.15).................15,876.2      12.558       199,369
  Qualified X (1.25)................105,964.0      12.541     1,328,927
  Qualified XI.......................14,205.0      12.113       172,058
  Qualified XII (0.95)................3,436.5      10.773        37,021
  Qualified XIII.....................13,855.5      12.099       167,642
  Flexible Income Portfolio:
  Qualified III.......................3,833.2      12.562        48,151
  Qualified V.........................3,635.9      12.473        45,351
  Qualified VI......................512,042.4      12.512     6,406,900
  Qualified VIII.........................37.2      12.511           466
  Qualified XI........................8,064.2      12.539       101,119
  Qualified XII (0.95)..................795.6      10.467         8,328
  Qualified XIII......................8,528.6      12.526       106,826

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

  Growth Portfolio:
  Qualified III.....................435,897.8     $13.577    $5,918,287
  Qualified V.........................5,180.6      12.433        64,410
  Qualified VI....................1,249,192.5      12.446    15,546,874
  Qualified VIII.........................56.8      12.455           707
  Qualified X (1.15)..................4,514.4      13.328        60,169
  Qualified X (1.25)................195,303.1      13.310     2,599,570
  Qualified XI.......................27,434.5      12.472       342,170
  Qualified XII (0.95)................3,989.4      10.651        42,492
  Qualified XIII.....................34,988.1      12.459       435,906
  Short-Term Bond Portfolio:
  Qualified III......................44,597.1      10.484       467,574
  Qualified V...........................709.2      10.395         7,372
  Qualified VI.......................77,208.6      10.414       804,047
  Qualified X (1.25)..................8,570.7      10.376        88,928
  Qualified XI..........................937.3      10.436         9,782
  Qualified XII (0.95)...................67.8      10.176           690
  Qualified XIII.........................60.6      10.425           632
  Worldwide Growth Portfolio:
  Qualified III...................1,521,161.5      14.770    22,467,110
  Qualified V........................37,847.3      13.289       502,940
  Qualified VI....................6,382,558.4      13.213    84,331,244
  Qualified VIII........................362.3      13.175         4,773
  Qualified X (1.15).................27,223.6      14.860       404,542
  Qualified X (1.25)................389,079.4      14.840     5,773,863
  Qualified XI......................157,580.8      13.241     2,086,547
  Qualified XII (0.95)...............56,826.6      10.831       615,483
  Qualified XIII....................188,186.0      13.227     2,489,086
Lexington Emerging Markets Fund, Inc.:
  Qualified III.....................537,161.6       9.053     4,863,113
Lexington Natural Resources Trust:
  Qualified III.....................560,198.9      12.194     6,830,866
  Qualified V.........................9,075.9      13.561       123,080
  Qualified VI......................902,135.3      13.157    11,871,990
  Qualified XI.......................36,004.6      13.185       474,713
  Qualified XII (0.95)................3,214.6      10.190        32,756
  Qualified XIII.....................26,764.4      13.170       352,499
Neuberger & Berman Advisers
  Management Trust - Growth Portfolio:
  Qualified III...................2,322,209.0      18.026    41,861,244
  Qualified V........................44,418.0      14.832       658,806
  Qualified VI....................3,473,125.4      14.835    51,525,482
  Qualified VIII......................7,236.8      12.755        92,307
  Qualified XI......................220,643.1      14.867     3,280,383
  Qualified XII (0.95)...............37,509.1       9.560       358,577
  Qualified XIII.....................83,775.9      14.851     1,244,173
Scudder Variable Life Investment Fund -
  International Portfolio:
  Qualified III...................3,834,766.4      15.707    60,234,090
  Qualified V........................45,683.9      14.915       681,365
  Qualified VI....................7,293,781.2      15.066   109,889,625
  Qualified VIII.....................15,344.4      12.695       194,803

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1996
(unaudited and continued)

Scudder Variable Life Investment Fund -
  International Portfolio (continued):
  Qualified X (1.15).................44,658.8     $15.109          $674,768
  Qualified X (1.25)................525,556.8      15.066         7,918,149
  Qualified XI......................340,583.6      15.099         5,142,324
  Qualified XII (0.95)..............181,181.5      10.181         1,844,596
  Qualified XIII....................278,462.3      15.082         4,199,807
TCI Portfolios, Inc. - TCI Growth:
  Qualified III*..................1,667,312.4      15.031        25,060,799
  Qualified III.....................935,210.8      13.742        12,851,275
  Qualified V........................35,058.1      15.752           552,218
  Qualified VI...................19,667,975.9      15.850       311,746,623
  Qualified VII......................65,139.7      13.349           869,561
  Qualified VIII.....................10,105.9      13.371           135,126
  Qualified IX........................1,441.6      13.099            18,883
  Qualified X (1.15)..................5,884.2      15.896            93,536
  Qualified X (1.25)..............2,362,640.3      15.850        37,448,954
  Qualified XI......................631,008.9      15.885        10,023,279
  Qualified XII (0.95)..............472,364.9       9.990         4,718,713
  Qualified XIII....................545,174.8      15.867         8,650,433
                                                             --------------
                                                             $7,936,822,368
                                                             ==============

*Applies only to participants of the Opportunity Plus program and Multiple
 Options Portfolio.

See Notes to Financial Statements.

Variable Annuity Account C


Statement of Operations - September 30, 1996 (unaudited)

INVESTMENT INCOME:
Dividends: (Notes 1 and 3)
  Aetna Variable Fund.............................................................................      $41,121,520
  Aetna Income Shares.............................................................................        8,502,057
  Aetna Variable Encore Fund......................................................................       14,058,252
  Aetna Investment Advisers Fund, Inc.............................................................       62,057,627
  Aetna GET Fund, Series B........................................................................        4,850,719
  Aetna Ascent Variable Portfolio.................................................................          202,085
  Aetna Crossroads Variable Portfolio.............................................................          196,169
  Aetna Legacy Variable Portfolio.................................................................          156,472
  Alger American Funds:
    Alger American Growth Portfolio...............................................................        2,138,198
    Alger American Small Capitalization Portfolio.................................................        1,173,212
  Fidelity Investments Variable Insurance Products Funds:
    Equity-Income Portfolio.......................................................................        2,269,871
    Growth Portfolio..............................................................................        2,304,888
    Overseas Portfolio............................................................................          115,737
  Fidelity Investments Variable Insurance Products Funds II:
    Asset Manager Portfolio.......................................................................          955,910
    Contrafund Portfolio..........................................................................          357,388
    Index 500 Portfolio...........................................................................          219,199
  Franklin Government Securities Trust............................................................        1,223,061
  Janus Aspen Series:
    Aggressive Growth Portfolio...................................................................        1,589,459
    Balanced Portfolio............................................................................           88,916
    Flexible Income Portfolio.....................................................................          246,035
    Growth Portfolio..............................................................................          372,146
    Short-Term Bond Portfolio.....................................................................           28,071
    Worldwide Growth Portfolio....................................................................          850,988
  Lexington Natural Resources Trust...............................................................            7,884
  Neuberger & Berman Advisers Management Trust - Growth Portfolio.................................        8,437,018
  Scudder Variable Life Investment Fund - International Portfolio.................................        4,063,525
 TCI Portfolios, Inc. - TCI Growth................................................................       47,942,547
                                                                                                     ---------------
    Total investment income ......................................................................      205,528,954
Valuation period deductions (Note 2)..............................................................     (67,710,773)
                                                                                                     ---------------
Net investment income.............................................................................      137,818,181
                                                                                                     --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1 and 4)
  Proceeds from sales............................................          $1,083,592,483
  Cost of investments sold.......................................             816,952,968
                                                                        ------------------
    Net realized gain............................................                                       266,639,515
Net unrealized gain on investments:
  Beginning of year..............................................             594,083,184
  End of period..................................................             912,670,192
                                                                        ------------------
    Net unrealized gain..........................................                                       318,587,008
                                                                                                     ---------------
Net realized and unrealized gain on investments..................                                       585,226,523
                                                                                                     ---------------
Net increase in net assets resulting from operations.............                                      $723,044,704
                                                                                                     ==============


See Notes to Financial Statements.

Variable Annuity Account C


Statements of Changes in Net Assets

                                                                                         Nine Months Ended
                                                                                         September 30, 1996        Year Ended
                                                                                            (Unaudited)        December 31, 1995
FROM OPERATIONS:
Net investment income...........................................................          $137,818,181              $659,340,070
Net realized and unrealized gain on investments.................................           585,226,523               681,277,918
                                                                                   -------------------         -----------------
  Net increase in net assets resulting from operations..........................           723,044,704             1,340,617,988
                                                                                   -------------------         -----------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.....................................           690,194,659               771,594,245
Sales and administrative charges deducted by the Company........................               (52,018)                 (98,694)
                                                                                   -------------------         -----------------
  Net variable annuity contract purchase payments...............................           690,142,641               771,495,551
Transfers from the Company for mortality guarantee adjustments..................             2,502,311                 3,678,430
Transfers from(to) the Company's fixed account options..........................           144,295,730              (44,377,350)
Redemptions by contract holders.................................................          (240,215,680)            (287,945,984)
Annuity payments................................................................           (14,903,958)             (14,807,537)
Other...........................................................................              (161,039)                1,144,770
                                                                                   -------------------         -----------------
  Net increase in net assets from unit transactions.............................           581,660,005               429,187,880
                                                                                   -------------------         -----------------
Change in net assets............................................................         1,304,704,709             1,769,805,868
NET ASSETS:
Beginning of year...............................................................         6,632,117,659             4,862,311,791
                                                                                   -------------------         -----------------
End of period...................................................................        $7,936,822,368            $6,632,117,659
                                                                                   -------------------         -----------------


See Notes to Financial Statements.

Variable Annuity Account C


Notes to Financial Statements - September 30, 1996 (unaudited)


1.   Summary of Significant Accounting Policies
     Variable Annuity Account C ("Account") is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The accompanying financial statements of the Account have been prepared in accordance with generally accepted accounting principles.

     a. Valuation of Investments

     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1996:

       Aetna Variable Fund                                         Franklin Government Securities Trust
       Aetna Income Shares                                         Janus Aspen Series:
       Aetna Variable Encore Fund                                  [bullet]  Aggressive Growth Portfolio
       Aetna Investment Advisers Fund, Inc.                        [bullet]  Balanced Portfolio
       Aetna GET Fund, Series B                                    [bullet]  Flexible Income Portfolio
       Aetna GET Fund, Series C                                    [bullet]  Growth Portfolio
       Aetna Ascent Variable Portfolio                             [bullet]  Short-Term Bond Portfolio
       Aetna Crossroads Variable Portfolio                         [bullet]  Worldwide Growth Portfolio
       Aetna Legacy Variable Portfolio                             Lexington:
       Alger American Fund:                                        [bullet]  Emerging Markets Fund
       [bullet]  Alger American Growth Portfolio                       [bullet]  Natural Resources Trust
       [bullet]  Alger American Small Capitalization Portfolio     Neuberger & Berman Advisers Management Trust -
       Calvert Responsibly Invested Balanced Portfolio               Growth Portfolio
       Fidelity Investments Variable Insurance Products Fund:      Scudder Variable Life Investment Fund -
       [bullet]  Equity-Income Portfolio                             International Portfolio
       [bullet]  Growth Portfolio                                  TCI Portfolios, Inc . - TCI Growth
       [bullet]  Overseas Portfolio
       Fidelity Investments Variable Insurance Products Fund II:
       [bullet]  Asset Manager Portfolio
       [bullet]  Contrafund Portfolio
       [bullet]  Index 500 Portfolio


     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of Variable Annuity Account C form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity, Individual Annuity Mortality, and Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company.

Notes to Financial Statements - September 30, 1996 (unaudited and continued)

     Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions
     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income
     On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income and accumulated net realized gain on investments is included in net unrealized gain in the Statement of Operations.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the period ended September 30, 1996 aggregated $1,802,994,048 and $1,083,592,483, respectively.

5.   Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                          Increase/Decrease
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund:
Qualified I                                      $180.879                  $205.155            13.42%
Qualified III                                     137.869                   156.301            13.37%
Qualified V                                        14.113                    15.980            13.23%
Qualified VI                                       14.077                    15.959            13.37%
Qualified VII                                      13.247                    15.025            13.42%
Qualified VIII                                     13.074                    14.821            13.36%
Qualified IX                                       12.935                    14.692            13.58%
Qualified X (1.15)                                 14.108                    16.006            13.45%
Qualified X (1.25)                                 14.077                    15.959            13.37%
Qualified XI                                       13.757                    15.994            16.26%           (1)
Qualified XII (0.95)                               10.000                    10.571            5.71%            (3)
Qualified XIII                                     15.453                    15.976            3.38%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Qualified I                                       $47.405                   $47.412            0.02%
Qualified III                                      46.913                    46.899           (0.03%)
Qualified V                                        12.283                    12.265           (0.15%)
Qualified VI                                       12.098                    12.095           (0.03%)
Qualified VII                                      11.176                    11.178            0.02%
Qualified VIII                                     11.143                    11.139           (0.04%)
Qualified IX                                       11.203                    11.221            0.16%
Qualified X (1.15)                                 12.125                    12.130            0.05%
Qualified X (1.25)                                 12.098                    12.095           (0.03%)
Qualified XI                                       12.024                    12.121            0.81%            (1)
Qualified XII (0.95)                               10.000                    10.257            2.57%            (3)
Qualified XIII                                     11.862                    12.108            2.07%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Qualified I                                       $38.485                   $39.651            3.03%
Qualified III                                      37.988                    39.121            2.98%
Qualified V                                        11.003                    11.318            2.86%
Qualified VI                                       11.026                    11.355            2.98%
Qualified VII                                      10.936                    11.267            3.03%
Qualified VIII                                     10.620                    10.936            2.98%
Qualified IX                                       10.857                    11.202            3.18%
Qualified X (1.15)                                 11.051                    11.389            3.06%
Qualified X (1.25)                                 11.026                    11.355            2.98%
Qualified XI                                       11.038                    11.380            3.10%            (1)
Qualified XII (0.95)                               10.000                    10.164            1.64%            (3)
Qualified XIII                                     11.193                    11.367            1.55%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Qualified I                                       $18.024                   $19.710            9.35%
Qualified III                                      17.954                    19.624            9.30%
Qualified V                                        13.693                    14.948            9.17%
Qualified VI                                       13.673                    14.945            9.30%
Qualified VII                                      13.135                    14.363            9.35%
Qualified VIII                                     12.695                    13.876            9.30%
Qualified IX                                       12.613                    13.812            9.51%
Qualified X (1.15)                                 13.703                    14.989            9.39%


                                 S-31

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited and continued)

---------------------------------------------------------------------------------------------------------------------
                                                                                              Increase
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

Aetna Investment Advisers Fund, Inc. (continued):
Qualified X (1.25)                                $13.673                   $14.945            9.30%
Qualified XI                                       13.417                    14.977            11.63%           (1)
Qualified XII (0.95)                               10.000                    10.469            4.69%            (3)
Qualified XIII                                     14.564                    14.961            2.73%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Qualified III                                     $12.850                   $14.402            12.08%
Qualified VI                                       12.850                    14.402            12.08%
Qualified X (1.25)                                 12.850                    14.402            12.08%
Qualified XI                                       12.570                    14.433            14.82%           (1)
Qualified XIII                                     14.062                    14.417            2.52%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Qualified III                                     $10.000                   $10.014            0.14%            (4)
Qualified VI                                       10.000                    10.014            0.14%            (4)
Qualified XI                                       10.000                    10.015            0.15%            (4)
Qualified XIII                                     10.000                    10.015            0.15%            (4)
---------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Qualified I                                       $10.000                   $10.859            8.59%            (2)
Qualified V                                        10.666                    12.091            13.36%
Qualified VI                                       10.673                    12.113            13.49%
Qualified VIII                                     10.673                    12.112            13.49%
Qualified X (1.15)                                 10.982                    12.473            13.58%
Qualified X (1.25)                                 10.976                    12.457            13.49%
Qualified XI                                       10.567                    12.139            14.88%           (1)
Qualified XII (0.95)                               10.000                    10.661            6.61%            (3)
Qualified XIII                                     11.593                    12.126            4.60%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Qualified V                                       $10.605                   $11.718            10.50%
Qualified VI                                       10.612                    11.740            10.64%
Qualified VIII                                     10.611                    11.739            10.63%
Qualified X (1.15)                                 10.868                    12.033            10.72%
Qualified X (1.25)                                 10.862                    12.018            10.64%
Qualified XI                                       10.505                    11.766            12.00%           (1)
Qualified XII (0.95)                               10.000                    10.502            5.02%            (3)
Qualified XIII                                     11.330                    11.753            3.73%            (3)
---------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Qualified V                                       $10.573                   $11.375            7.59%
Qualified VI                                       10.580                    11.397            7.72%
Qualified X (1.15)                                 10.631                    11.460            7.80%
Qualified X (1.25)                                 10.626                    11.446            7.72%
Qualified XI                                       10.476                    11.421            9.02%            (1)
Qualified XII (0.95)                               10.000                    10.409            4.09%            (3)
Qualified XIII                                     11.057                    11.409            3.18%            (3)
---------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Alger American Growth Portfolio:
Qualified III                                     $11.715                   $12.702            8.43%
Qualified V                                        10.365                    11.225            8.30%
Qualified VI                                       10.157                    11.013            8.43%


                                 S-32

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited and continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                          Increase/Decrease
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

 Alger American Growth Portfolio (continued):
Qualified VIII                                    $10.371                   $11.245            8.42%
Qualified X (1.15)                                 11.385                    12.353            8.51%
Qualified X (1.25)                                 11.379                    12.337            8.43%
Qualified XI                                        9.661                    11.037            14.24%           (1)
Qualified XII (0.95)                               10.000                    10.158            1.58%            (3)
Qualified XIII                                     11.075                    11.025           (0.45%)           (3)
---------------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization Portfolio:
Qualified III                                     $13.558                   $14.519            7.09%
Qualified V                                        13.463                    14.400            6.96%
Qualified VI                                       13.450                    14.404            7.09%
Qualified VIII                                     14.093                    15.091            7.08%
Qualified X (1.15)                                 13.481                    14.448            7.17%
Qualified X (1.25)                                 13.450                    14.404            7.09%
Qualified XI                                       12.417                    14.435            16.25%           (1)
Qualified XII (0.95)                               10.000                     9.556           (4.44%)           (3)
Qualified XIII                                     15.575                    14.419           (7.42%)           (3)
---------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:
Qualified III                                     $17.951                   $19.328            7.67%
Qualified V                                        13.870                    14.916            7.54%
Qualified VI                                       13.527                    14.565            7.67%
Qualified VIII                                     12.291                    13.233            7.66%
Qualified XI                                       13.195                    14.596            10.62%           (1)
Qualified XII (0.95)                               10.000                    10.568            5.68%            (3)
Qualified XIII                                     14.024                    14.580            3.96%            (3)
---------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds:
 Equity - Income Portfolio:
Qualified III                                     $11.617                   $12.332            6.16%
Qualified V                                        11.047                    11.713            6.03%
Qualified VI                                       11.092                    11.775            6.16%
Qualified VIII                                     11.054                    11.734            6.15%
Qualified X (1.15)                                 13.902                    14.769            6.24%
Qualified X (1.25)                                 13.880                    14.735            6.16%
Qualified XI                                       10.845                    11.800            8.81%            (1)
Qualified XII (0.95)                               10.000                    10.169            1.69%            (3)
Qualified XIII                                     11.800                    11.787           (0.11%)           (3)
---------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified I                                       $10.000                   $10.584            5.84%            (2)
Qualified V                                        10.183                    11.323            11.20%
Qualified VI                                       10.066                    11.206            11.33%
Qualified VIII                                     10.190                    11.343            11.32%
Qualified X (1.15)                                 14.023                    15.623            11.41%
Qualified X (1.25)                                 14.000                    15.586            11.33%
Qualified XI                                        9.569                    11.231            17.37%           (1)
Qualified XII (0.95)                               10.000                    10.176            1.76%            (3)
Qualified XIII                                     11.351                    11.218           (1.17%)           (3)
---------------------------------------------------------------------------------------------------------------------


                                 S-33

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited and continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                          Increase/Decrease
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

 Overseas Portfolio:
Qualified V                                        $9.954                   $10.648            6.97%
Qualified VI                                        9.961                    10.668            7.10%
Qualified X (1.15)                                 10.278                    11.016            7.18%
Qualified X (1.25)                                 10.262                    10.990            7.10%
Qualified XI                                       10.079                    10.690            6.06%            (1)
Qualified XII (0.95)                               10.000                    10.207            2.07%            (3)
Qualified XIII                                     10.544                    10.679            1.28%            (3)
---------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds II:
 Asset Manager Portfolio:
Qualified III                                     $10.912                   $11.679            7.02%
---------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Qualified III                                     $11.763                   $13.018            10.66%
Qualified V                                        10.461                    11.563            10.53%
Qualified VI                                       10.397                    11.506            10.66%
Qualified VIII                                     10.467                    11.583            10.66%
Qualified X (1.15)                                 11.689                    12.945            10.75%
Qualified X (1.25)                                 11.681                    12.927            10.66%
Qualified XI                                       10.076                    11.530            14.43%           (1)
Qualified XII (0.95)                               10.000                    10.378            3.78%            (3)
Qualified XIII                                     11.294                    11.518            1.98%            (3)
---------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Qualified III                                     $11.740                   $13.192            12.36%
---------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:
Qualified III                                     $16.495                   $16.514            0.12%
Qualified V                                        11.946                    11.946            0.00%
Qualified VI                                       11.762                    11.776            0.12%
Qualified VIII                                     11.090                    11.102            0.11%
Qualified XI                                       11.739                    11.801            0.53%            (1)
Qualified XII (0.95)                               10.000                    10.246            2.46%            (3)
Qualified XIII                                     11.557                    11.788            2.00%            (3)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Qualified III                                     $15.323                   $16.853            9.99%
Qualified V                                        13.296                    14.606            9.85%
Qualified VI                                       13.322                    14.653            9.99%
Qualified VIII                                     13.321                    14.650            9.98%
Qualified X (1.15)                                 12.869                    14.165            10.07%
Qualified X (1.25)                                 12.861                    14.145            9.99%
Qualified XI                                       12.817                    14.684            14.57%           (1)
Qualified XII (0.95)                               10.000                     9.805           (1.95%)           (3)
Qualified XIII                                     15.184                    14.668           (3.40%)           (3)
---------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Qualified III                                     $10.853                   $12.090            11.39%
Qualified V                                        10.843                    12.064            11.26%
Qualified VI                                       10.850                    12.087            11.39%
Qualified X (1.15)                                 11.265                    12.558            11.48%
Qualified X (1.25)                                 11.259                    12.541            11.39%


                                 S-34

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited and continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                              Increase
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

 Balanced Portfolio (continued):
Qualified XI                                      $10.604                   $12.113            14.23%           (1)
Qualified XII (0.95)                               10.000                    10.773            7.73%            (3)
Qualified XIII                                     11.445                    12.099            5.71%            (3)
---------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Qualified III                                     $12.124                   $12.562            3.61%
Qualified V                                        12.054                    12.473            3.48%
Qualified VI                                       12.077                    12.512            3.61%
Qualified VIII                                     12.076                    12.511            3.60%
Qualified XI                                       12.028                    12.539            4.25%            (1)
Qualified XII (0.95)                               10.000                    10.467            4.67%            (3)
Qualified XIII                                     12.019                    12.526            4.22%            (3)
---------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified III                                     $11.859                   $13.577            14.49%
Qualified V                                        10.872                    12.433            14.35%
Qualified VI                                       10.870                    12.446            14.49%
Qualified VIII                                     10.879                    12.455            14.48%
Qualified X (1.15)                                 11.633                    13.328            14.58%
Qualified X (1.25)                                 11.626                    13.310            14.49%
Qualified XI                                       10.607                    12.472            17.58%           (1)
Qualified XII (0.95)                               10.000                    10.651            6.51%            (3)
Qualified XIII                                     11.985                    12.459            3.95%            (3)
---------------------------------------------------------------------------------------------------------------------
 Short Term Bond Portfolio:
Qualified III                                     $10.393                   $10.484            0.88%
Qualified V                                        10.316                    10.395            0.76%
Qualified VI                                       10.323                    10.414            0.88%
Qualified X (1.25)                                 10.285                    10.376            0.88%
Qualified XI                                       10.318                    10.436            1.14%            (1)
Qualified XII (0.95)                               10.000                    10.176            1.76%            (3)
Qualified XIII                                     10.263                    10.425            1.58%            (3)
---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Qualified III                                     $12.158                   $14.770            21.48%
Qualified V                                        10.952                    13.289            21.33%
Qualified VI                                       10.877                    13.213            21.48%
Qualified VIII                                     10.846                    13.175            21.47%
Qualified X (1.15)                                 12.223                    14.860            21.57%
Qualified X (1.25)                                 12.216                    14.840            21.48%
Qualified XI                                       10.929                    13.241            21.15%           (1)
Qualified XII (0.95)                               10.000                    10.831            8.31%            (3)
Qualified XIII                                     12.592                    13.227            5.04%            (3)
---------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Qualified III                                      $8.323                    $9.053            8.78%
---------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust:
Qualified III                                     $10.862                   $12.194            12.26%
Qualified V                                        12.095                    13.561            12.12%
Qualified VI                                       11.720                    13.157            12.26%
Qualified XI                                       11.673                    13.185            12.95%           (1)
Qualified XII (0.95)                               10.000                    10.190            1.90%            (3)

                                 S-35

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996
(unaudited and continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                          Increase/Decrease
                                                  Value at                 Value at          in Value of
                                                  Beginning                 End of          Accumulation
                                                  of Year                   Period              Unit
---------------------------------------------------------------------------------------------------------------------

Lexington Natural Resources Trust (continued):
Qualified XIII                                    $13.130                   $13.170            0.30%            (3)
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust - Growth Portfolio:
Qualified III                                     $17.430                   $18.026            3.42%
Qualified V                                        14.359                    14.832            3.29%
Qualified VI                                       14.345                    14.835            3.42%
Qualified VIII                                     12.334                    12.755            3.41%
Qualified XI                                       13.884                    14.867            7.08%            (1)
Qualified XII (0.95)                               10.000                     9.560           (4.40%)           (3)
Qualified XIII                                     15.781                    14.851           (5.89%)           (3)
---------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund - International
 Portfolio:
Qualified III                                     $14.515                   $15.707            8.21%
Qualified V                                        13.799                    14.915            8.08%
Qualified VI                                       13.923                    15.066            8.21%
Qualified VIII                                     11.733                    12.695            8.21%
Qualified X (1.15)                                 13.952                    15.109            8.30%
Qualified X (1.25)                                 13.923                    15.066            8.21%
Qualified XI                                       14.058                    15.099            7.41%            (1)
Qualified XII (0.95)                               10.000                    10.181            1.81%            (3)
Qualified XIII                                     14.944                    15.082            0.92%            (3)
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 TCI Growth:
Qualified III*                                    $14.464                   $15.031            3.92%
Qualified III                                      13.224                    13.742            3.92%
Qualified V                                        15.176                    15.752            3.79%
Qualified VI                                       15.253                    15.850            3.92%
Qualified VII                                      12.840                    13.349            3.96%
Qualified VIII                                     12.868                    13.371            3.91%
Qualified IX                                       12.581                    13.099            4.11%
Qualified X (1.15)                                 15.285                    15.896            4.00%
Qualified X (1.25)                                 15.253                    15.850            3.92%
Qualified XI                                       14.146                    15.885            12.29%           (1)
Qualified XII (0.95)                               10.000                     9.990           (0.10%)           (3)
Qualified XIII                                     16.604                    15.867           (4.44%)           (3)
---------------------------------------------------------------------------------------------------------------------

*Applies only to participants of the Opportunity Plus program and Multiple Options Portfolio.

QUALIFIED I     Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                "Tax-Deferred Annuity Plans" established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section
                408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                Individuals Tax Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement Plans; and group

Variable Annuity Account C

Condensed Financial Information

CHANGE IN VALUE OF ACCUMULATION UNIT - JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (unaudited and continued)

-------------------------------------------------------------------------------


                contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

QUALIFIED III   Individual contracts issued in connection with Tax-Deferred
                Annuity Plans and Individual Retirement Annuity Plans since May
                1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred
                Annuity Plans and group contracts issued since May 1, 1979 in connection with "Deferred Compensation Plans" adopted by state and local governments and H.R. 10 Plans.

QUALIFIED IV    Certain large group contracts (Jumbo) issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans issued since January 1, 1979.

QUALIFIED V     Group AetnaPlus contracts issued since August 28, 1992 in
                connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

QUALIFIED VI    Group AetnaPlus contracts issued in connection with
                Tax-Deferred Annuity Plans and Retirement Plus Plans since
                August 28, 1992.

QUALIFIED VII   Certain existing contracts that were converted to ACES, the new administrative system (Previously valued under Qualified I).

QUALIFIED VIII  "Group Aetna Plus" contracts issued in connection with
                Tax-Deferred Annuity Plans and "Deferred Compensation Plans" adopted by state and local governments since June 30, 1993.

QUALIFIED IX    Certain large group contracts (Jumbo) that were converted to
                ACES, the new administrative system (previously valued under Qualified VI).

QUALIFIED X     Individual Retirement Annuity and Simplified Employee Pension
                Plans issued or converted to ACES, the new administrative system.

QUALIFIED XI    Certain large group contracts issued in connection with
                "Deferred Compensation Plans" adopted by state and local governments since January 1996.

QUALIFIED XII   Group "Deferred Compensation Plan" contracts shown
                separately by applicable daily charge.

QUALIFIED XIII  Certain existing contracts in connection with Tax-Deferred
                Annuity Plans and Retirement Plus Plans issued through product exchange (Previously valued under Qualified VI).

1  - Reflects less than a full year of performance activity. The initial
     Accumulation Unit Value was established during January 1996 when the fund became available under the contract or the applicable daily asset charge was first utilized.

2  - Reflects less than a full year of performance activity. The initial
     Accumulation Unit Value was established during April 1996 when the fund became available under the contract or the applicable daily asset charge was first utilized.

3  - Reflects less than a full year of performance activity. The initial
     Accumulation Unit Value was established during May 1996 when the fund became available under the contract or the applicable daily asset charge was first utilized.

4  - Reflects less than a full year of performance activity. The initial
     Accumulation Unit Value was established during September 1996 when the fund became available under the contract or the applicable daily asset charge was first utilized.

                   CONSOLIDATED FINANCIAL STATEMENTS
       Aetna Life Insurance and Annuity Company and Subsidiaries

                                 Index

                                                                           Page

Independent Auditors' Report ...........................................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the Years Ended December 31,
      1995, 1994, and 1993 .............................................   F-3

    Consolidated Balance Sheets as of December 31, 1995 and 1994 .......   F-4

    Consolidated Statements of Shareholder's Equity for the Years
      Ended December 31, 1995, 1994 and 1993 ...........................   F-6

    Consolidated Statements of Cash Flows for the Years Ended December
      31, 1995, 1994 and 1993 ..........................................   F-7

Notes to Consolidated Financial Statements .............................   F-9

Consolidated Financial Statements as of and the period ended
September 30, 1996 (unaudited):

    Consolidated Statements of Income ..................................   F-34

    Consolidated Balance Sheets ........................................   F-35

    Consolidated Statements of Changes in Shareholder's Equity .........   F-36

    Consolidated Statements of Cash Flows ..............................   F-37

    Condensed Notes to Consolidated Financial Statements ...............   F-38

                          Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1993 the Company changed its methods of accounting for certain investments in debt and equity securities.


                                                           KPMG Peat Marwick LLP



Hartford, Connecticut
February 6, 1996

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

         (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                          -------------------------------
                                                             1995      1994      1993
                                                             ----      ----      ----
Revenue:
      Premiums                                              $130.8    $124.2     $82.1
      Charges assessed against policyholders                 318.9     279.0     251.5
      Net investment income                                1,004.3     917.2     911.9
      Net realized capital gains                              41.3       1.5       9.5
      Other income                                            42.0      10.3       9.5
                                                          --------   --------  --------
           Total revenue                                   1,537.3   1,332.2   1,264.5
                                                          --------   --------  --------

Benefits and expenses:
      Current and future benefits                            915.3     854.1     818.4
      Operating expenses                                     318.7     235.2     207.2
      Amortization of deferred policy acquisition costs       43.3      26.4      19.8
                                                          --------   --------  --------
           Total benefits and expenses                     1,277.3   1,115.7   1,045.4
                                                          --------   --------  --------

Income before federal income taxes                           260.0     216.5     219.1

      Federal income taxes                                    84.1      71.2      76.2
                                                          --------   --------  --------

Net income                                                  $175.9    $145.3    $142.9
                                                          ========   ========  ========




See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

                           Consolidated Balance Sheets
                                   (millions)

                                                                                    December 31,
                                                                               -----------------------

Assets                                                                           1995         1994
------                                                                           ----         ----
Investments:
    Debt securities, available for sale:
        (amortized cost:  $11,923.7 and $10,577.8)..........................   $12,720.8     $10,191.4
    Equity securities, available for sale:
        Non-redeemable preferred stock (cost:  $51.3 and $43.3).............        57.6          47.2
        Investment in affiliated mutual funds (cost:  $173.4 and $187.1)....       191.8         181.9
        Common stock (cost:  $6.9 at December 31, 1995).....................         8.2             -
    Short-term investments..................................................        15.1          98.0
    Mortgage loans..........................................................        21.2           9.9
    Policy loans............................................................       338.6         248.7
    Limited partnership.....................................................           -          24.4
                                                                               ----------    ----------
           Total investments................................................    13,353.3      10,801.5

Cash and cash equivalents...................................................       568.8         623.3
Accrued investment income...................................................       175.5         142.2
Premiums due and other receivables..........................................        37.3          75.8
Deferred policy acquisition costs...........................................     1,341.3       1,164.3
Reinsurance loan to affiliate...............................................       655.5         690.3
Other assets................................................................        26.2          15.9
Separate Accounts assets....................................................    10,987.0       7,420.8
                                                                               ----------    ----------

           Total assets.....................................................   $27,144.9     $20,934.1
                                                                               ==========    ==========

Liabilities and Shareholder's Equity

Liabilities:
    Future policy benefits..................................................    $3,594.6      $2,912.7
    Unpaid claims and claim expenses........................................        27.2          23.8
    Policyholders' funds left with the Company..............................    10,500.1       8,949.3
                                                                               ----------    ----------
           Total insurance reserve liabilities..............................    14,121.9      11,885.8
    Other liabilities.......................................................       259.2         302.1
    Federal income taxes:
        Current.............................................................        24.2           3.4
        Deferred............................................................       169.6         233.5
    Separate Accounts liabilities...........................................    10,987.0       7,420.8
                                                                               ----------    ----------
           Total liabilities................................................    25,561.9      19,845.6
                                                                               ----------    ----------




                                      F-4




Shareholder's equity:
    Common stock, par value $50 (100,000 shares
        authorized; 55,000 shares issued and outstanding)...................         2.8           2.8
    Paid-in capital.........................................................       407.6         407.6
    Net unrealized capital gains (losses)...................................       132.5       (189.0)
    Retained earnings.......................................................     1,040.1         867.1
                                                                               ----------    ----------
           Total shareholder's equity.......................................     1,583.0       1,088.5
                                                                               ----------    ----------

           Total liabilities and shareholder's equity.......................   $27,144.9     $20,934.1
                                                                               ==========    ==========









See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                         Years Ended December 31,
                                                     --------------------------------

                                                       1995         1994        1993
                                                       ----         ----        ----

Shareholder's equity, beginning of year              $1,088.5    $1,246.7      $990.1

Net change in unrealized capital gains (losses)         321.5     (303.5)       113.7

Net income                                              175.9       145.3       142.9

Common stock dividends declared                         (2.9)           -           -
                                                    ----------   ---------   ---------

Shareholder's equity, end of year                    $1,583.0    $1,088.5    $1,246.7
                                                    ==========   =========   =========











See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                        Years Ended December 31,
                                                             -------------------------------------------

                                                                 1995             1994             1993
                                                                 ----             ----             ----

Cash Flows from Operating Activities:
      Net income                                                $175.9           $145.3           $142.9
      Adjustments to reconcile net income to net cash
           provided by operating activities:
      Increase in accrued investment income                     (33.3)           (17.5)           (11.1)
      Decrease (increase) in premiums due and other
           receivables                                            25.4              1.3            (5.6)
      Increase in policy loans                                  (89.9)           (46.0)           (36.4)
      Increase in deferred policy acquisition costs            (177.0)          (105.9)           (60.5)
      Decrease in reinsurance loan to affiliate                   34.8             27.8             31.8
      Net increase in universal life account balances            393.4            164.7            126.4
      Increase in other insurance reserve liabilities             79.0             75.1             86.1
      Net increase in other liabilities and other assets          15.0             53.9              7.0
      Decrease in federal income taxes                           (6.5)           (11.7)            (3.7)
      Net accretion of discount on bonds                        (66.4)           (77.9)           (88.1)
      Net realized capital gains                                (41.3)            (1.5)            (9.5)
      Other, net                                                     -            (1.0)              0.2
                                                             ----------       ----------       ----------
           Net cash provided by operating activities             309.1            206.6            179.5
                                                             ----------       ----------       ----------

Cash Flows from Investing Activities:
      Proceeds from sales of :
           Debt securities available for sale                  4,207.2          3,593.8            473.9
           Equity securities                                     180.8             93.1             89.6
           Mortgage loans                                         10.7                -                -
           Limited partnership                                    26.6                -                -
      Investment maturities and collections of:
           Debt securities available for sale                    583.9          1,289.2          2,133.3
           Short-term investments                                106.1             30.4             19.7
      Cost of investment purchases in:
           Debt securities                                   (6,034.0)        (5,621.4)        (3,669.2)
           Equity securities                                   (170.9)          (162.5)          (157.5)
           Short-term investments                               (24.7)          (106.1)           (41.3)
           Mortgage loans                                       (21.3)                -                -
           Limited partnership                                       -           (25.0)                -
                                                             ----------       ----------       ----------
                Net cash used for investing activities       (1,135.6)          (908.5)        (1,151.5)
                                                             ----------       ----------       ----------




                                      F-7







Cash Flows from Financing Activities:
      Deposits and interest credited for investment            1,884.5          1,737.8          2,117.8
           contracts
      Withdrawals of investment contracts                    (1,109.6)          (948.7)        (1,000.3)
      Dividends paid to shareholder                              (2.9)                -                -
                                                             ----------       ----------       ----------
           Net cash provided by financing activities             772.0            789.1          1,117.5
                                                             ----------       ----------       ----------

Net (decrease) increase in cash and cash equivalents            (54.5)             87.2            145.5
Cash and cash equivalents, beginning of year                     623.3            536.1            390.6
                                                             ----------       ----------       ----------

Cash and cash equivalents, end of year                          $568.8           $623.3           $536.1
                                                             ==========       ==========       ==========


Supplemental cash flow information:
      Income taxes paid, net                                     $90.2            $82.6            $79.9
                                                             ==========       ==========       ==========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

                   Notes to Consolidated Financial Statements
                        December 31, 1995, 1994, and 1993


1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments, financial services and life insurance.

     The financial services products include individual and group annuity contracts which offer a variety of funding and distribution options for personal and employer-sponsored retirement plans that qualify under Internal Revenue Code Sections 401, 403, 408 and 457, and individual and group non-qualified annuity contracts. These contracts may be immediate or deferred and are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations) and corporate markets. Financial services also include pension plan administrative services.

     The life insurance products include universal life, variable universal life, interest sensitive whole life and term insurance. These products are offered primarily to individuals, small businesses, employer sponsored groups and executives of Fortune 2000 companies.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc.

     Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna"). Two subsidiaries, Systematized Benefits Administrators, Inc. ("SBA"), and Aetna Investment Services, Inc. ("AISI"), which were previously reported in the consolidated financial statements were distributed in the form of dividends to ARSI in December of 1995. The impact to the Company's financial statements of distributing these dividends was immaterial.

     The consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions have been eliminated. Certain reclassifications have been made to 1994 and 1993 financial information to conform to the 1995 presentation.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Accounting Changes

     Accounting for Certain Investments in Debt and Equity Securities

     On December 31, 1993, the Company adopted Financial Accounting Standard ("FAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities, which requires the classification of debt securities into three categories: "held to maturity", which are carried at amortized cost; "available for sale", which are carried at fair value with changes in fair value recognized as a component of shareholder's equity; and "trading", which are carried at fair value with immediate recognition in income of changes in fair value.

     Initial adoption of this standard resulted in a net increase of $106.8 million, net of taxes of $57.5 million, to net unrealized gains in shareholder's equity. These amounts exclude gains and losses allocable to experience-rated (including universal life) contractholders. Adoption of FAS No. 115 did not have a material effect on deferred policy acquisition costs.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of ninety days or less when purchased.

     Investments

     Debt Securities

     At December 31, 1995 and 1994, all of the Company's debt securities are classified as available for sale and carried at fair value. These securities are written down (as realized losses) for other than temporary decline in value. Unrealized gains and losses related to these securities, after deducting amounts allocable to experience-rated contractholders and related taxes, are reflected in shareholder's equity.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


1.   Summary of Significant Accounting Policies (Continued)

     Fair values for debt securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt securities are recorded on the trade date.

     Equity Securities

     Equity securities are classified as available for sale and carried at fair value based on quoted market prices or dealer quotations. Equity securities are written down (as realized losses) for other than temporary declines in value. Unrealized gains and losses related to such securities are reflected in shareholder's equity. Purchases and sales are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage Loans and Policy Loans

     Mortgage loans and policy loans are carried at unpaid principal balances net of valuation reserves, which approximates fair value, and are generally secured. Purchases and sales of mortgage loans are recorded on the closing date.

     Limited Partnership

     The Company's limited partnership investment was carried at the amount invested plus the Company's share of undistributed operating results and unrealized gains (losses), which approximates fair value. The Company disposed of the limited partnership during 1995.

     Short-Term Investments

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of over ninety days and less than one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


1.   Summary of Significant Accounting Policies (Continued)

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business have been deferred. These costs, all of which vary with and are primarily related to the production of new business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods. For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits. These costs are amortized over twenty years for annuity pension contracts, and over the contract period for universal life contracts.

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits would not be adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     The Company's liabilities include reserves related to fixed ordinary life, fixed universal life and fixed annuity contracts. Reserves for future policy benefits for fixed ordinary life contracts are computed on the basis of assumed investment yield, assumed mortality, withdrawals and expenses, including a margin for adverse deviation, which generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 10.00%. Assumed investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Reserves for fixed universal life (included in Future Policy Benefits) and fixed deferred annuity contracts (included in Policyholders' Funds Left With the Company) are equal to the fund value. The fund value is equal to cumulative deposits less charges plus credited interest thereon, without reduction for possible future penalties assessed on premature withdrawal. For guaranteed interest options, the interest credited ranged from 4.00% to 6.38% in 1995 and 4.00% to 5.85% in 1994. For all other fixed options, the interest credited ranged from 5.00% to 7.00% in 1995 and 5.00% to 7.50% in 1994.

     Reserves for fixed annuity contracts in the annuity period and for future amounts due under settlement options are computed actuarially using the 1971 Individual Annuity Mortality Table, the 1983 Individual Annuity Mortality Table, the 1983 Group Annuity Mortality Table and, in some cases, mortality improvement according to scales G and H, at assumed interest rates ranging from 3.5% to 9.5%. Reserves relating to contracts with life contingencies are included in Future Policy Benefits. For other contracts, the reserves are reflected in Policyholders' Funds Left With the Company.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


1.   Summary of Significant Accounting Policies (Continued)

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     Premiums are recorded as revenue when due for fixed ordinary life contracts. Charges assessed against policyholders' funds for cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue for universal life and certain annuity contracts. Policy benefits and expenses are recorded in relation to the associated premiums or gross profit so as to result in recognition of profits over the expected lives of the contracts.

     Separate Accounts

     Assets held under variable universal life, variable life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, or The Aetna Series Fund Inc., which are managed by the Company or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option which is offered through a Separate Account. The assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $322.2 million for 1995 (fair value $343.9 million) and $149.7 million for 1994 (fair value $146.3 million), since the Company bears the investment risk where the contract is held to maturity. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.5% to 8.38% in both 1995 and 1994. Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets.

     Deposits, investment income and net realized and unrealized capital gains (losses) of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains (losses) on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Federal Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


2.   Investments

     Investments in debt securities available for sale as of December 31, 1995 were as follows:

                                                                    Gross            Gross
                                                    Amortized       Unrealized       Unrealized     Fair
                                                    Cost            Gains            Losses         Value
                                                    ---------       ----------       ----------     -----
                                                                             (millions)

U.S. Treasury securities and obligations of         $    539.5      $     47.5       $       -      $    587.0
government agencies and corporations

Obligations of states and political subdivisions          41.4            12.4               -            53.8

U.S. Corporate securities:
     Financial                                         2,764.4           110.3             2.1         2,872.6
     Utilities                                           454.4            27.8             1.0           481.2
     Other                                             2,177.7           159.5            1.2          2,336.0
                                                    ----------      ----------       ---------      ----------
   Total U.S. Corporate securities                     5,396.5           297.6             4.3         5,689.8

Foreign securities:
     Government                                          316.4            26.1             2.0           340.5
     Financial                                           534.2            45.4             3.5           576.1
     Utilities                                           236.3            32.9               -           269.2
     Other                                               215.7            15.1              -            230.8
                                                    ----------      ----------       ---------      ----------
   Total Foreign securities                            1,302.6           119.5             5.5         1,416.6

Residential mortgage-backed securities:
     Residential pass-throughs                           556.7            99.2             1.8           654.1
     Residential CMOs                                  2,383.9          167.6              2.2         2,549.3
                                                    ----------      ----------       ---------      ----------
Total Residential mortgage-backed securities           2,940.6           266.8             4.0         3,203.4

Commercial/Multifamily mortgage-
   backed securities                                     741.9            32.3             0.2           774.0
                                                    ----------      ----------       ---------      ----------
      Total Mortgage-backed securities                 3,682.5           299.1             4.2         3,977.4

Other asset-backed securities                            961.2            35.5            0.5            996.2
                                                    ----------      ----------       ---------      ----------

Total debt securities available for sale            $ 11,923.7      $    811.6       $    14.5      $ 12,720.8
                                                    ==========      ==========       =========      ==========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


2.   Investments (Continued)

     Investments in debt securities available for sale as of December 31, 1994 were as follows:

                                                                    Gross              Gross
                                                      Amortized     Unrealized         Unrealized    Fair
                                                      Cost          Gains              Losses        Value
                                                      ---------     ----------         ----------    -----
                                                                             (millions)
U.S. Treasury securities and obligations of U.S.    $  1,396.1      $      2.0         $  84.2       $   1,313.9
government agencies and corporations

Obligations of states and political subdivisions          37.9             1.2               -              39.1

U.S. Corporate securities:
     Financial                                         2,216.9             3.8           109.4           2,111.3
     Utilities                                           100.1               -             7.9              92.2
     Other                                             1,344.3             6.0           67.9            1,282.4
                                                    ----------      ----------         -------       -----------
   Total U.S. Corporate securities                     3,661.3             9.8           185.2           3,485.9

Foreign securities:
     Government                                          434.4             1.2            33.9             401.7
     Financial                                           368.2             1.1            23.0             346.3
     Utilities                                           204.4             2.5             9.5             197.4
     Other                                                46.3             0.8            1.5               45.6
                                                    ----------      ----------         -------       -----------
   Total Foreign securities                            1,053.3             5.6            67.9             991.0

Residential mortgage-backed securities:
     Residential pass-throughs                           627.1            81.5             5.0             703.6
     Residential CMOs                                  2,671.0           32.9            139.4           2,564.5
                                                    ----------      ----------         -------       -----------
Total Residential mortgage-backed securities           3,298.1           114.4           144.4           3,268.1

Commercial/Multifamily mortgage-
   backed securities                                     435.0             0.2            21.3             413.9
                                                    ----------      ----------         -------       -----------
      Total Mortgage-backed securities                 3,733.1           114.6           165.7           3,682.0

Other asset-backed securities                            696.1             0.2           16.8              679.5
                                                    ----------      ----------         -------       -----------

Total debt securities available for sale            $ 10,577.8      $    133.4         $ 519.8       $  10,191.4
                                                    ==========      ==========         =======       ===========


     At December 31, 1995 and 1994, net unrealized appreciation (depreciation) of $797.1 million and $(386.4) million, respectively, on available for sale debt securities included $619.1 million and $(308.6) million, respectively, related to experience-rated contractholders, which were not included in shareholder's equity.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


2.   Investments (Continued)

     The amortized cost and fair value of debt securities for the year ended December 31, 1995 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                   (millions)
                                                       Amortized Cost          Fair Value
      Due to mature:
        One year or less...........................      $    348.8            $    351.1
        After one year through five years                   2,100.2               2,159.5
        After five years through ten years                  2,516.0               2,663.4
        After ten years............................         2,315.0               2,573.2
        Mortgage-backed securities.................         3,682.5               3,977.4
        Other asset-backed securities..............           961.2                 996.2
                                                       ------------          ------------

               Total...............................       $11,923.7             $12,720.8
                                                          =========             =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Cash collateral, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1995, the Company had loaned securities (which are reflected as invested assets on the Consolidated Balance Sheets) with a market value of approximately $264.5 million.

     At December 31, 1995 and 1994, debt securities carried at $7.4 million and $7.0 million, respectively, were on deposit as required by regulatory authorities.

     The valuation reserve for mortgage loans was $3.1 million at December 31, 1994. There was no valuation reserve for mortgage loans at December 31, 1995. The carrying value of non-income producing investments was $0.1 million and $0.2 million at December 31, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


     Investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1995 are as follows:

     Debt Securities                                Amortized             Fair
                                                      Cost                Value
                                                    ---------             -----
                                                             (millions)

      General Electric Corporation                  $ 314.9             $ 329.3
      General Motors Corporation                      273.9               284.5
      Associates Corporation of North America         230.2               239.1
      Society National Bank                           203.5               222.3
      Ciesco, L.P.                                    194.9               194.9
      Countrywide Funding                             171.2               172.7
      Baxter International                            168.9               168.9
      Time Warner                                     158.6               166.1
      Ford Motor Company                              156.7               162.6

     The portfolio of debt securities at December 31, 1995 and 1994 included $662.5 million and $318.3 million, respectively, (5% and 3%, respectively, of the debt securities) of investments that are considered "below investment grade". "Below investment grade" securities are defined to be securities that carry a rating below BBB-/Baa3, by Standard & Poors/Moody's Investor Services, respectively. The increase in below investment grade securities is the result of a change in investment strategy, which has reduced the Company's holdings in residential mortgage-back securities and increased the Company's holdings in corporate securities. Residential mortgage-back securities are subject to higher prepayment risk and lower credit risk, while corporate securities earning a comparable yield are subject to higher credit risk and lower prepayment risk. We expect the percentage of below investment grade securities will increase in 1996, but we expect that the overall average quality of the portfolio of debt securities will remain at AA-. Of these below investment grade assets, $14.5 million and $31.8 million, at December 31, 1995 and 1994, respectively, were investments that were purchased at investment grade, but whose ratings have since been downgraded.

     Included in residential mortgage-back securities are collateralized mortgage obligations ("CMOs") with carrying values of $2.5 billion and $2.6 billion at December 31, 1995 and 1994, respectively. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates whereby the CMOs would be subject to repayments of principal earlier or later than originally anticipated. At December 31, 1995 and 1994, approximately 79% and 85%, respectively, of the Company's CMO holdings consisted of sequential and planned amortization class debt securities which are subject to less prepayment and extension risk than other CMO instruments. At December 31, 1995 and 1994, approximately 81% and 82%, respectively, of the Company's CMO holdings were collateralized by residential mortgage loans, on which the timely payment of principal and interest was backed by specified government agencies (e.g., GNMA, FNMA, FHLMC).

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     If due to declining interest rates, principal was to be repaid earlier than originally anticipated, the Company could be affected by a decrease in investment income due to the reinvestment of these funds at a lower interest rate. Such prepayments may result in a duration mismatch between assets and liabilities which could be corrected as cash from prepayments could be reinvested at an appropriate duration to adjust the mismatch.

     Conversely, if due to increasing interest rates, principal was to be repaid slower than originally anticipated, the Company could be affected by a decrease in cash flow which reduces the ability to reinvest expected principal repayments at higher interest rates. Such slower payments may result in a duration mismatch between assets and liabilities which could be corrected as available cash flow could be reinvested at an appropriate duration to adjust the mismatch.

     At December 31, 1995 and 1994, approximately 3% and 4%, respectively, of the Company's CMO holdings consisted of interest-only strips ("IOs") or principal-only strips ("POs"). IOs receive payments of interest and POs receive payments of principal on the underlying pool of mortgages. The risk inherent in holding POs is extension risk related to dramatic increases in interest rates whereby the future payments due on POs could be repaid much slower than originally anticipated. The extension risks inherent in holding POs was mitigated somewhat by offsetting positions in IOs. During dramatic increases in interest rates, IOs would generate more future payments than originally anticipated.

     The risk inherent in holding IOs is prepayment risk related to dramatic decreases in interest rates whereby future IO cash flows could be much less than originally anticipated and in some cases could be less than the original cost of the IO. The risks inherent in IOs are mitigated somewhat by holding offsetting positions in POs. During dramatic decreases in interest rates POs would generate future cash flows much quicker than originally anticipated.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


     Investments in available for sale equity securities were as follows:

                                          Gross          Gross
                                          Unrealized     Unrealized     Fair
                                 Cost     Gains          Losses         Value
                                 ----     ----------     ----------     -----
                                                 (millions)
       1995
       Equity Securities      $ 231.6     $  27.2       $   1.2         $ 257.6
                              =======     =======       =======         =======

       1994
       Equity Securities      $ 230.5     $   6.5       $   7.9         $ 229.1
                              =======     =======       =======         =======


3.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between proceeds received from investments sold or prepaid, and amortized cost. Net realized capital gains as reflected in the Consolidated Statements of Income are after deductions for net realized capital gains (losses) allocated to experience-rated contracts of $61.1 million, $(29.1) million and $(54.8) million for the years ended December 31, 1995, 1994, and 1993, respectively. Net realized capital gains (losses) allocated to experience-rated contracts are deferred and subsequently reflected in credited rates on an amortized basis. Net unamortized gains (losses), reflected as a component of Policyholders' Funds Left With the Company, were $7.3 million and $(50.7) million at the end of December 31, 1995 and 1994, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities are included in net realized capital gains (losses) and amounted to $3.1 million, $1.1 million and $(98.5) million, of which $2.2 million, $0.8 million and $(91.5) million were allocable to experience-rated contractholders, for the years ended December 31, 1995, 1994 and 1993, respectively. The 1993 losses were primarily related to writedowns of interest-only mortgage-backed securities to their fair value.

     Net realized capital gains (losses) on investments, net of amounts allocated to experience-rated contracts, were as follows:
                                              1995           1994        1993
                                              ----           ----        ----
                                                         (millions)

       Debt securities                      $   32.8        $   1.0      $  9.6
       Equity securities                         8.3            0.2         0.1
       Mortgage loans                            0.2            0.3        (0.2)
                                            --------        --------    ------
       Pretax realized capital gains        $   41.3        $   1.5     $   9.5
                                            ========        =======     =======

       After-tax realized capital gains     $   25.8        $   1.0     $   6.2
                                            ========        =======     =======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Capital Gains and Losses on Investment Operations (Continued)

     Gross gains of $44.6 million, $26.6 million and $33.3 million and gross losses of $11.8 million, $25.6 million and $23.7 million were realized from the sales of investments in debt securities in 1995, 1994 and 1993, respectively.

     Changes in unrealized capital gains (losses), excluding changes in unrealized capital gains (losses) related to experience-rated contracts, for the years ended December 31, were as follows:

                                                             1995        1994         1993
                                                             ----        ----         ----
                                                                      (millions)

       Debt securities                                     $  255.9     $(242.1)    $  164.3
       Equity securities                                       27.3       (13.3)        10.6
       Limited partnership                                      1.8        (1.8)           -
                                                           --------    --------     --------
                                                              285.0      (257.2)       174.9

       Deferred federal income taxes (See Note 6)             (36.5)       46.3         61.2
                                                           --------    --------     --------

       Net change in unrealized capital gains (losses)     $  321.5    $ (303.5)    $  113.7
                                                           ========    ========     ========

     Net unrealized capital gains (losses) allocable to experience-rated contracts of $515.0 million and $104.1 million at December 31, 1995 and $(260.9) million and $(47.7) million at December 31, 1994 are reflected on the Consolidated Balance Sheet in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience-rated contractholders, at December 31:

                                                            1995        1994        1993
                                                            ----        ----        ----
                                                                      (millions)
         Debt securities
           Gross unrealized capital gains                $  179.3    $    27.4    $ 164.3
           Gross unrealized capital losses                   (1.3)      (105.2)         -
                                                        ---------    --------     -------
                                                            178.0        (77.8)     164.3
         Equity securities
           Gross unrealized capital gains                    27.2          6.5       12.0
           Gross unrealized capital losses                   (1.2)        (7.9)      (0.1)
                                                        ---------    --------     -------
                                                             26.0         (1.4)      11.9
         Limited Partnership
           Gross unrealized capital gains                       -            -          -
           Gross unrealized capital losses                      -         (1.8)         -
                                                        ---------    --------     -------
                                                                -         (1.8)         -

         Deferred federal income taxes (See Note 6)          71.5        108.0       61.7
                                                        ---------    --------     -------

         Net unrealized capital gains (losses)          $   132.5    $ (189.0)    $ 114.5
                                                        =========    ========     =======


4.   Net Investment Income

     Sources of net investment income were as follows:

                                                           1995             1994           1993
                                                           ----             ----           ----
                                                                         (millions)

     Debt securities                                    $   891.5       $   823.9      $   828.0
     Preferred stock                                         4.2              3.9            2.3
     Investment in affiliated mutual funds                   14.9             5.2            2.9
     Mortgage loans                                          1.4              1.4            1.5
     Policy loans                                            13.7            11.5           10.8
     Reinsurance loan to affiliate                           46.5            51.5           53.3
     Cash equivalents                                        38.9            29.5           16.8
     Other                                                    8.4             6.7            7.7
                                                        ---------       ---------      ---------
     Gross investment income                              1,019.5           933.6          923.3
     Less investment expenses                               (15.2)         (16.4)         (11.4)
                                                        ---------       --------       --------
     Net investment income                              $ 1,004.3       $   917.2      $   911.9
                                                        =========       =========      =========

     Net investment income includes amounts allocable to experience-rated contractholders of $744.2 million, $677.1 million and $661.3 million for the years ended December 31, 1995, 1994 and 1993, respectively. Interest credited to contractholders is included in Current and Future Benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


5.   Dividend Restrictions and Shareholder's Equity

     The Company distributed $2.9 million in the form of dividends of two of its subsidiaries, SBA and AISI, to Aetna Retirement Services, Inc. in 1995.

     The amount of dividends that may be paid to the shareholder in 1996 without prior approval by the Insurance Commissioner of the State of Connecticut is $70.0 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's equity those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $70.0 million, $64.9 million and $77.6 million for the years ended December 31, 1995, 1994 and 1993, respectively. Statutory shareholder's equity was $670.7 million and $615.0 million as of December 31, 1995 and 1994, respectively.

     At December 31, 1995 and December 31, 1994, the Company does not utilize any statutory accounting practices which are not prescribed by insurance regulators that, individually or in the aggregate, materially affect statutory shareholder's equity.

6.   Federal Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated return.

     In August 1993, the Omnibus Budget Reconciliation Act of 1993 (OBRA) was enacted which resulted in an increase in the federal corporate tax rate from 34% to 35% retroactive to January 1, 1993. The enactment of OBRA resulted in an increase in the deferred tax liability of $3.4 million at date of enactment, which is included in the 1993 deferred tax expense.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


6.   Federal Income Taxes (continued)

     Components of income tax expense (benefits) were as follows:

                                     1995          1994         1993
                                     ----          ----         ----
                                                (millions)
     Current taxes (benefits):
       Income from operations        $   82.9     $   78.7     $    87.1
       Net realized capital gains        28.5        (33.2)         18.1
                                     --------     --------     ---------
                                        111.4         45.5         105.2
                                     --------     --------     ---------
     Deferred taxes (benefits):
       Income from operations           (14.4)        (8.0)        (14.2)
       Net realized capital gains       (12.9)        33.7         (14.8)
                                     --------     --------     ---------
                                        (27.3)        25.7         (29.0)
                                     --------     --------     ---------
          Total                      $   84.1     $   71.2     $    76.2
                                     ========     ========     =========

     Income tax expense was different from the amount computed by applying the federal income tax rate to income before federal income taxes for the following reasons:

                                                       1995         1994       1993
                                                       ----         ----       ----
                                                                 (millions)
   Income before federal income taxes                 $260.0       $216.5     $219.1
   Tax rate                                               35%          35%        35%
                                                    --------       ------     ------
   Application of the tax rate                          91.0         75.8       76.7
                                                    --------       ------     ------
   Tax effect of:
        Excludable dividends                            (9.3)        (8.6)      (8.7)
        Tax reserve adjustments                          3.9          2.9        4.7
        Reinsurance transaction                         (0.5)         1.9       (0.2)
        Tax rate change on deferred liabilities            -            -        3.7
        Other, net                                      (1.0)        (0.8)         -
                                                    --------       ------     ------
          Income tax expense                        $   84.1       $ 71.2     $ 76.2
                                                    ========       ======     ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


6.   Federal Income Taxes (continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                              1995         1994
                                              ----         ----
Deferred tax assets:                              (millions)
     Insurance reserves                     $ 290.4      $ 211.5
     Net unrealized capital losses                -        136.3
     Unrealized gains allocable to
       experience-rated contracts             216.7            -
     Investment losses not currently
       deductible                               7.3         15.5
     Postretirement benefits other than
       pensions                                 7.7          8.4
     Other                                     32.0         28.3
                                               ----         ----
Total gross assets                            554.1        400.0
Less valuation allowance                          -        136.3
                                              -----        -----
  Deferred tax assets, net of valuation       554.1        263.7

Deferred tax liabilities:
     Deferred policy acquisition costs        433.0        385.2
     Unrealized losses allocable to
       experience-rated contracts                 -        108.0
     Market discount                            4.4          3.6
     Net unrealized capital gains             288.2            -
     Other                                    (1.9)          0.4
                                              ----           ---
Total gross liabilities                       723.7        497.2
                                              -----        -----
Net deferred tax liability                  $ 169.6      $ 233.5
                                            =======      =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. At December 31, 1994, $81.0 million of net unrealized capital losses were reflected in shareholder's equity without deferred tax benefits. As of December 31, 1995, no valuation allowance was required for unrealized capital gains and losses. The reversal of the valuation allowance had no impact on net income in 1995.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1995. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Federal Income Taxes (continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1986. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such challenges. The Service has commenced its examinations for the years 1987 through 1990.

7.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has non-contributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over sixty consecutive months of highest earnings in a 120 month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are currently deductible for tax reporting purposes. The accumulated benefit obligation and plan assets are recorded by Aetna. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1993 through 1995, and therefore, no expense has been recorded by the Company.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1993 through 1995, and therefore, no expense has been recorded by the Company.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna also provides certain postretirement health care and life insurance benefits, subject to certain caps, for retired employees. Medical and dental benefits are offered to all full-time employees retiring at age 50 with at least 15 years of service or at age 65 with at least 10 years of service. Retirees are required to contribute to the plans based on their years of service with Aetna.

     The cost to the Company associated with the Aetna postretirement plans for 1995, 1994 and 1993 were $1.4 million, $1.0 million and $0.8 million, respectively.

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postemployment health care and life insurance benefits for certain agents.

     The cost to the Company associated to the agents' postretirement plans for 1995, 1994 and 1993 were $0.8 million, $0.7 million and $0.6 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

     operations for the incentive savings plan were $4.9 million, $3.3 million and $3.1 million in 1995, 1994 and 1993, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


7.   Benefit Plans

     Stock Plans - Aetna has a stock incentive plan that provides for stock options and deferred contingent common stock or cash awards to certain key employees. Aetna also has a stock option plan under which executive and middle management employees of Aetna may be granted options to purchase common stock of Aetna at the market price on the date of grant or, in connection with certain business combinations, may be granted options to purchase common stock on different terms. The cost to the Company associated with the Aetna stock plans for 1995, 1994 and 1993, was $6.3 million, $1.7 million and $0.4 million, respectively.

8.   Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .25% to 1.80% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to 1.00% of their average daily net assets. The advisory agreements also call for the variable funds to pay their own administrative expenses and for The Aetna Series Fund to pay certain administrative expenses. The Company also receives fees (expressed as a percentage of the average daily net assets) from The Aetna Series Fund for providing administration, shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $128.1 million, $104.6 million and $93.6 million in 1995, 1994 and 1993, respectively. The Company may waive advisory fees at its discretion.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $655.5 million and $690.3 million as of December 31, 1995 and 1994, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $663.5 million and $630.3 million as of

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


8.  Related Party Transactions (continued)

     December 31, 1995 and 1994, respectively, and is based upon the fair value of the underlying assets. Premiums of $28.0 million, $32.8 million and $33.3 million and current and future benefits of $43.0 million, $43.8 million and $55.4 million were assumed in 1995, 1994 and 1993, respectively.

     Investment income of $46.5 million, $51.5 million and $53.3 million was generated from the reinsurance loan to affiliate in 1995, 1994 and 1993, respectively. Net income of approximately $18.4 million, $25.1 million and $13.6 million resulted from this agreement in 1995, 1994 and 1993, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.0 million and $24.2 million were maintained for this contract as of December 31, 1995 and 1994, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $3.2 million, $1.3 million and $0.6 million for 1995, 1994 and 1993, respectively.

     The Company received no capital contributions in 1995, 1994 or 1993.

     The Company distributed $2.9 million in the form of dividends of two of its subsidiaries, SBA and AISI, to Aetna Retirement Services, Inc. in 1995.

     Premiums due and other receivables include $5.7 million and $27.6 million due from affiliates in 1995 and 1994, respectively. Other liabilities include $12.4 million and $27.9 million due to affiliates for 1995 and 1994, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


9.   Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 8 above.

                                                        Ceded to        Assumed
                                          Direct          Other        from Other       Net
                                          Amount        Companies      Companies       Amount
                                          ------        ---------      ---------       ------
                                                              (millions)
              1995

      Premiums:
        Life Insurance                   $  28.8          $  8.6         $ 28.0        $  48.2
        Accident and Health Insurance        7.5             7.5              -              -
        Annuities                           82.1               -            0.5           82.6
                                         =======        ========        =======        =======
         Total earned premiums           $ 118.4           $16.1         $ 28.5         $130.8
                                         =======        ========        =======        =======

              1994

      Premiums:
        Life Insurance                   $  27.3          $  6.0         $ 32.8        $  54.1
        Accident and Health Insurance        9.3             9.3              -              -
        Annuities                           69.9               -            0.2           70.1
                                         =======        ========        =======        =======
         Total earned premiums           $ 106.5           $15.3         $ 33.0         $124.2
                                         =======        ========        =======        =======

              1993

      Premiums:
        Life Insurance                    $ 22.4         $   5.6         $ 33.3         $ 50.1
        Accident and Health Insurance       12.9            12.9              -              -
        Annuities                           31.3               -            0.7           32.0
                                         -------        --------        -------        -------
         Total earned premiums            $ 66.6          $ 18.5         $ 34.0         $ 82.1
                                         -------        --------        -------        -------

                                         =======        ========        =======        =======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of the Company's financial instruments at December 31, 1995 and 1994 were as follows:

                                                       1995                                   1994
                                             -------------------------              ---------------------
                                             Carrying        Fair                   Carrying    Fair
                                             Value           Value                  Value       Value

                                                                           (millions)
Assets:
    Cash and cash equivalents                $   568.8       $   568.8              $   623.3   $   623.3
    Short-term investments                        15.1            15.1                   98.0        98.0
    Debt securities                           12,720.8        12,720.8               10,191.4    10,191.4
    Equity securities                            257.6           257.6                  229.1       229.1
    Limited partnership                              -               -                   24.4        24.4
    Mortgage loans                                21.2            21.9                    9.9         9.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity                  989.1         1,001.2                  826.7       833.5
          Without a fixed maturity             9,511.0         9,298.4                8,122.6     7,918.2


     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of expected future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate and liquidity risk, the fair values of all assets and liabilities should be taken into consideration, not only those above.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Short-term instruments: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices are not available, the carrying amounts reported in the Consolidated Balance Sheets approximates fair value. Short-term instruments have a maturity date of one year or less and include cash and cash equivalents, and short-term investments.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


10.  Financial Instruments (Continued)

     Debt and equity securities: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair value is estimated by using quoted market prices for similar securities or discounted cash flow methods.

     Mortgage loans: Fair value is estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans. The fair value estimate of mortgage loans of lower quality, including problem and restructured loans, is based on the estimated fair value of the underlying collateral.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet Financial Instruments (including Derivative Financial Instruments)

     During 1995, the Company received $0.4 million for writing call options on underlying securities. As of December 31, 1995 there were no option contracts outstanding.

     At December 31, 1995, the Company had a forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     The Company did not have transactions in derivative instruments in 1994.

     The Company also holds investments in certain debt and equity securities with derivative characteristics (i.e., including the fact that their market value is at least partially determined by, among other things, levels of or changes in interest rates, prepayment rates, equity markets or credit ratings/spreads). The amortized cost and fair value of these securities, included in the $13.4 billion investment portfolio, as of December 31, 1995 was as follows:


       (Millions)                                       Amortized Cost    Fair Value

       Collateralized mortgage obligations                   $ 2,383.9     $ 2,549.3
            Principal-only strips (included above)                38.7          50.0
            Interest-only strips (included above)                 10.7          20.7
       Structured Notes (1)                                       95.0         100.3

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

11.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1995, the Company had commitments to purchase investments of $31.4 million. The fair value of the investments at December 31, 1995 approximated $31.5 million. There were no outstanding forward commitments at December 31, 1994.

     Litigation

     There were no material legal proceedings pending against the Company as of December 31, 1995 or December 31, 1994 which were beyond the ordinary course of business. The Company is involved in lawsuits arising, for the most part, in the ordinary course of its business operations as an insurer.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Services, Inc.)

             Notes to Consolidated Financial Statements (Continued)


12.  Segment Information

     The Company's operations are reported through two major business segments:
     Life Insurance and Financial Services.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                       1995         1994            1993
------------------------------------------------------------------------------------------

Revenue:
    Financial services                              $1,129.4     $   946.1     $  892.8
    Life insurance                                     407.9         386.1        371.7
                                                   ---------------------------------------
      Total revenue                                 $1,537.3      $1,332.2     $1,264.5
------------------------------------------------------------------------------------------

Income before federal income taxes:
    Financial services                              $  158.0      $  119.7     $  121.1
    Life insurance                                     102.0          96.8         98.0
                                                   ---------------------------------------
     Total income before federal income taxes       $  260.0      $  216.5     $  219.1
------------------------------------------------------------------------------------------

Net income:
    Financial services                              $  113.8      $   85.5     $   86.8
    Life insurance                                      62.1          59.8         56.1
                                                   ---------------------------------------
Net income                                          $  175.9      $  145.3     $  142.9
------------------------------------------------------------------------------------------

(Millions)                                            1995         1994          1993
Assets under management, at fair value:
    Financial services                              $23,224.3    $17,785.2     $16,600.5
    Life insurance                                    2,698.1      2,171.7       2,175.5
------------------------------------------------------------------------------------------
       Total assets under management                $25,922.4    $19,956.9     $18,776.0
------------------------------------------------------------------------------------------

          AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)
                                   (unaudited)

                                                      3 Months Ended September 30,    9 Months Ended September 30,
                                                      ---------------------------     ----------------------------
                                                          1996            1995            1996            1995
                                                          ----            ----            ----            ----

Revenue:
  Premiums                                                 $14.2           $24.1           $46.4           $94.8
  Charges assessed against policyholders                    99.1            80.2           289.3           231.1
  Net investment income                                    259.7           250.1           771.8           732.0
  Net realized capital gains                                 0.1             8.3            17.2            19.3
  Other income                                               9.4             7.5            34.6            30.0
                                                        --------        --------        --------        --------
        Total revenue                                      382.5           370.2         1,159.3         1,107.2

Benefits and expenses:
  Current and future benefits                              224.3           225.6           665.6           663.5
  Operating expenses                                        85.5            76.9           264.1           232.4
  Amortization of deferred policy acquisition costs         17.9             8.9            46.6            31.4
  Severance and facilities charges                          47.3               -            61.3               -
                                                        --------        --------        --------        --------
       Total benefits and expenses                         375.0           311.4         1,037.6           927.3

Income before income taxes                                   7.5            58.8           121.7           179.9

Income taxes                                                 0.5            19.6            31.5            58.8
                                                        --------        --------        --------        --------

Net income                                                  $7.0           $39.2           $90.2          $121.1
                                                        ========        ========        ========        ========


See Condensed Notes to Consolidated Financial Statements.

          AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)
                                   (unaudited)


                                                                    September 30,      December 31,
ASSETS                                                                 1996                1995
                                                                       ----                ----
Investments:
  Debt securities, available for sale:
    (amortized cost:  $12,367.3 and $11,923.7)                        $12,573.0           $12,720.8
  Equity securities, available for sale:
    Non-redeemable preferred stock (cost:  $79.3 and $51.3)                86.6                57.6
    Investment in affiliated mutual funds (cost:  $112.9 and $173.4)      135.4               191.8
    Common stock (cost:  $0.0 and $6.9)                                     0.3                 8.2
  Short-term investments                                                   29.1                15.1
  Mortgage loans                                                           13.0                21.2
  Policy loans                                                            368.1               338.6
                                                                     ----------          ----------
       Total investments                                               13,205.5            13,353.3

Cash and cash equivalents                                                 422.0               568.8
Accrued investment income                                                 188.5               175.5
Premiums due and other receivables                                        159.1                37.3
Deferred policy acquisition costs                                       1,468.5             1,341.3
Reinsurance loan to affiliate                                             633.4               655.5
Other assets                                                               19.3                26.2
Separate Accounts assets                                               14,010.7            10,987.0
                                                                     ----------          ----------

       Total assets                                                   $30,107.0           $27,144.9
                                                                     ==========          ==========

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
  Future policy benefits                                               $3,584.3            $3,594.6
  Unpaid claims and claim expenses                                         28.3                27.2
  Policyholders' funds left with the Company                           10,413.8            10,500.1
                                                                     ----------          ----------
       Total insurance reserve liabilities                             14,026.4            14,121.9
  Other liabilities                                                       375.1               259.2
  Income taxes:
    Current                                                                16.6                24.2
    Deferred                                                               99.9               169.6
  Separate Accounts liabilities                                        14,010.7            10,987.0
                                                                     ----------          ----------
       Total liabilities                                               28,528.7            25,561.9
                                                                     ----------          ----------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                        2.8                 2.8
  Paid-in capital                                                         407.6               407.6
  Net unrealized capital gains                                             39.1               132.5
  Retained earnings                                                     1,128.8             1,040.1
                                                                     ----------          ----------
       Total shareholder's equity                                       1,578.3             1,583.0
                                                                     ----------          ----------

         Total liabilities and shareholder's equity                   $30,107.0           $27,144.9
                                                                     ==========          ==========


See Condensed Notes to Consolidated Financial Statements.

          AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)
                                   (unaudited)


                                                    9 Months Ended September 30,
                                                    ----------------------------
                                                       1996            1995
                                                       ----            ----

Shareholder's equity, beginning of period            $1,583.0        $1,088.5

Net change in unrealized capital gains and losses       (93.4)          300.2

Net income                                               90.2           121.1

Common stock dividends declared                          (1.5)             --
                                                   ----------      ----------

Shareholder's equity, end of period                  $1,578.3        $1,509.8
                                                   ==========      ==========



See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)
                                   (unaudited)

                                                                    9 Months Ended September 30,
                                                                    ----------------------------
                                                                         1996           1995
                                                                         ----           ----
Cash Flows from Operating Activities:
        Net income                                                        $90.2         $121.1
        Adjustments to reconcile net income to net cash
         provided by operating activities:
        Increase in accrued investment income                             (13.0)         (29.6)
        (Increase) decrease in premiums due and other receivables          (2.3)          28.1
        Increase in policy loans                                          (29.5)         (57.0)
        Increase in deferred policy acquisition costs                    (127.2)        (137.9)
        Decrease in reinsurance loan to affiliate                          22.1           30.9
        Net increase in universal life account balances                   172.5          164.0
        (Decrease) increase in other insurance reserve liabilities       (125.2)          10.6
        Net increase in other liabilities and other assets                130.0            9.6
        Decrease in income taxes                                          (26.7)          (3.6)
        Net accretion of discount on investments                          (51.1)         (48.9)
        Net realized capital gains                                        (17.2)         (19.3)
                                                                     ----------     ----------
           Net cash provided by operating activities                       22.6           68.0
                                                                     ----------     ----------

Cash Flows from Investing Activities:
        Proceeds from sales of:
          Debt securities available for sale                            3,830.6        3,271.9
          Equity securities                                               114.5          130.5
          Mortgage loans                                                    8.6            4.3
        Investment maturities and collections of:
         Debt securities available for sale                               681.8          420.7
         Short-term investments                                            21.5           95.6
        Cost of investment purchases in:
         Debt securities available for sale                            (4,996.5)      (4,581.6)
         Equity securities                                                (63.7)        (170.2)
         Short-term investments                                           (35.5)         (14.2)
        Other, net                                                         (9.1)             -
                                                                     ----------     ----------
           Net cash used for investing activities                        (447.8)        (843.0)
                                                                     ----------     ----------

Cash Flows from Financing Activities:
        Deposits and interest credited for investment contracts         1,140.6        1,461.9
        Withdrawals of investment contracts                              (860.7)        (803.8)
        Dividends paid to shareholder                                      (1.5)             -
                                                                     ----------     ----------
          Net cash provided by financing activities                       278.4          658.1
                                                                     ----------     ----------

Net decrease in cash and cash equivalents                                (146.8)        (116.9)
Cash and cash equivalents, beginning of period                            568.8          623.3
                                                                     ----------     ----------

Cash and cash equivalents, end of period                                 $422.0         $506.4
                                                                     ==========     ==========

Supplemental cash flow information:
    Income taxes paid, net                                                $60.3          $62.4
                                                                     ==========     ==========



See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                   (unaudited)

1.  BASIS OF PRESENTATION

    The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly-owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly-owned subsidiary of Aetna Retirement Services, Inc., which is a wholly-owned subsidiary of Aetna Services, Inc. ("Aetna") (formerly Aetna Life and Casualty Company). Aetna is a wholly-owned subsidiary of Aetna Inc.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1995 financial information to conform to the 1996 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1995 Annual Report on Form 10-K as filed with the Securities and Exchange Commission on March 29, 1996. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

    2.   FUTURE APPLICATION OF ACCOUNTING STANDARDS

    Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize on the balance sheet any assets it controls and liabilities it has incurred. Similarly, an entity would remove assets or liabilities from its balance sheet when control of the assets has been surrendered or the liabilities satisfied.

    This statement is effective for 1997 financial statements and early adoption or retroactive application of this statement is not permitted. The Company does not expect the adoption of this statement will have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                   (Continued)
                                   (unaudited)

3.  SEVERANCE AND FACILITIES CHARGES

    In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) severance and facilities charge primarily related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

    In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

    Severance and facilities charges for the nine months ended September 30, 1996 included the following (pretax):

                                           Vacated
                                  Asset     Leased           Corporate
(Millions)           Severance  Write-Off  Property  Other   Allocation  Total
--------------------------------------------------------------------------------
Financial Services   $29.1       $1.0      $1.3      $1.7     $  -       $33.1
Life Insurance        12.5        0.4       0.5       0.8        -        14.2
Corporate
  Allocation             -          -         -         -      14.0       14.0
                    ----------------------------------------------------------
   Total Company     $41.6       $1.4      $1.8      $2.5     $14.0      $61.3
-------------------------------------------------------------------------------


The activity for the nine months ended September 30, 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                    Reserve             Positions
-------------------------------------------------------------------
Beginning of period                 $     -                     -
Severance and facilities charges       47.3                   702
Corporate Allocation                   14.0                     -
Actions taken                          (5.9) (1)              (68)
-------------------------------------------------------------------
   End of period                    $  55.4                   634
-------------------------------------------------------------------

(1) Includes $3.6 million of severance related actions and $2.3 million of corporate allocation related actions.

Termination of the remaining employees, under the announced actions, and the vacating of the leased office space are expected to be substantially completed within 15 months.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                   (Continued)
                                   (unaudited)

4.  DIVIDENDS

    The Company paid $1.5 million in cash dividends to HOLDCO in the second quarter of 1996. No dividends were paid in the third quarter of 1996.

5.  OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using futures and forward contracts and interest rate swap agreements.

    At September 30, 1996, the Company had stock index futures with a notional amount of $139.2 million and a carrying value of ($9.1) million which approximated fair value. In addition, at September 30, 1996, the Company had commitments to purchase investments for $2.3 million, the fair market value of which is $2.5 million.

6.  RELATED PARTY TRANSACTIONS

    The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly-owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets.

    Fees paid by the Company to Aeltus, on an annual basis, range from .06% to .55% of the average daily net assets under management. For both the three and nine months ended September 30, 1996, the Company paid $6.0 million in such fees.

7.  LITIGATION

    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT C

                           VARIABLE ANNUITY CONTRACTS

                                   issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                             Hartford, Connecticut


Form No. 91846 (s)-4                                       ALIAC ED. March 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
   (a) Financial Statements:
       (1)   Included in Part A:
             Condensed Financial Information
       (2)   Included in Part B:
             Financial Statements of Variable Annuity Account C:
             - Independent Auditors' Report
             - Statement of Assets and Liabilities as of December 31, 1995
             - Statement of Operations for the year ended December 31, 1995
             - Statements of Changes in Net Assets for the years ended
               December 31, 1995 and 1994
             - Notes to Financial Statements
             - Unaudited Statement of Assets and Liabilities as of
               September 30, 1996 and December 31, 1995
             - Unaudited Statement of Operations for the nine-month period ended
               September 30, 1996
             - Unaudited Statement of Changes in Net Assets for the nine-month period ended September 30, 1996 and year ended December 31, 1995
             - Notes to Financial Statements
             Financial Statements of the Depositor:
             - Independent Auditors' Report
             - Consolidated Statements of Income for the years ended
               December 31, 1995, 1994 and 1993
             - Consolidated Balance Sheets as of December 31, 1995 and 1994
             - Consolidated Statements of Changes in Shareholder's Equity for
               the years ended December 31, 1995, 1994 and 1993
             - Consolidated Statements of Cash Flows for the years ended
               December 31, 1995, 1994 and 1993
             - Notes to Consolidated Financial Statements
             - Unaudited Consolidated Balance Sheets as of September 30, 1996
             - Unaudited Consolidated Statements of Income for the three-and nine-month periods ended September 30, 1996 and 1995
             - Unaudited Consolidated Statements of Changes in
               Shareholder's Equity for the nine-month period ended
               September 30, 1996 and 1995
             - Unaudited Consolidated Statements of Cash Flows for the
               nine-month period ended September 30, 1996 and 1995
             - Condensed Notes to Consolidated Financial Statements

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)      Not applicable

         (3.1)    Form of Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesale Agreement and Related Selling Agreement(2)

         (4.1) Form of Variable Annuity Contract (G-CDA-IB(ATORP)) and Endorsement (EGET-IC(R))(3)

         (4.2) Form of Variable Annuity Contract and Certificate (G-CDA-95(TORP) and (GTCC-95(TORP))(3)

         (4.3) Form of Variable Annuity Contract (G-CDA-IB(AORP)) and Endorsement (EGET-IC(R))(3)

         (4.4) Form of Variable Annuity Contract and Certificate (G-CDA-95(ORP) and (GTCC-95(ORP))(3)

         (4.5)    Form of Variable Annuity Contract (GCDA-96(TORP))(4)

         (4.6) Endorsement (GET/96) to Form of Variable Annuity Contract G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP), GTCC-95(ORP)(4)

         (5)      Form of Variable Annuity Contract Application (300-MOP-IB)(5)

         (6)      Certification of Incorporation and By-Laws of Depositor(6)

         (7)      Not applicable

         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)

         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

         (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(7)

         (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996(2)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)

         (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(7)

         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated
                  January 31, 1989(2)

         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

         (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)

         (8.12) Amendment dated as of February 20, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(7)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended
                  December 27, 1992 and June 1, 1994(2)

         (9)      Opinion of Counsel(8)

         (10.1)   Consent of Independent Auditors

         (10.2)   Consent of Counsel

         (11)     Not applicable

         (12)     Not applicable

         (13)     Computation of Performance Data(9)

         (14)     Not applicable

         (15.1)   Powers of Attorney(10)

         (15.2)   Authorization for Signatures(2)

         (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.33-75986), as filed electronically on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.33-75986), as filed electronically on April 12, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.33-91846), as filed electronically on April 15, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.33-91846), as filed electronically on August 6, 1996.

5. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-91846), as filed on May 1, 1995.

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No.33-60477), as filed electronically on April 15, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

8. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 16, 1995.

10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*             Positions and Offices with Depositor

Daniel P. Kearney             Director and President

Timothy A. Holt               Director, Senior Vice President and Chief
                              Financial Officer

Christopher J. Burns          Director and Senior Vice President

Laura R. Estes                Director and Senior Vice President

Gail P. Johnson               Director and Vice President

John Y. Kim                   Director and Senior Vice President

Shaun P. Mathews              Director and Vice President

Glen Salow                    Director and Vice President

Creed R. Terry                Director and Vice President

Deborah Koltenuk              Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven          Vice President and Chief Compliance Officer

Kirk P. Wickman               Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    Incorporated herein by reference to Item 26 of Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

Item 27. Number of Contract Owners

     As of November 30,1996, there were 598,590 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S.
Section 33-320a to the extent such coverage does not violate public policy.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Funds, Inc. and Aetna Variable Portfolios, Inc. (all registered investment management companies under the 1940 Act). Additionally ALIAC also acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1995:


   (1)               (2)                 (3)             (4)             (5)

Name of        Net Underwriting    Compensation on
Principal      Discounts and       Redemption or     Brokerage
Underwriter    Commissions         Annuitization     Commissions   Compensation*
-----------    ----------------    ---------------   -----------   -------------

Aetna Life                           $1,830,629                     $74,341,006
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-4 (File No. 33-91846) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 31st day of December, 1996.

                                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                              (Registrant)

                                     By:    AETNA LIFE INSURANCE AND ANNUITY
                                            COMPANY
                                            (Depositor)

                                             By:     Daniel P. Kearney*
                                                   ----------------------------
                                                     Daniel P. Kearney
                                                     President



     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-91846) has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                             Date

/s/ Daniel P. Kearney*           Director and President         )
-------------------------------                                 )
Daniel P. Kearney                (principal executive officer)  )
                                                                )
/s/ Timothy A. Holt*             Director and                   ) December
-------------------------------  Chief Financial Officer        )
Timothy A. Holt                                                 ) 31, 1996
                                                                )
/s/ Christopher J. Burns*        Director                       )
-------------------------------                                 )
Christopher J. Burns                                            )
                                                                )
/s/ Laura R. Estes*              Director                       )
-------------------------------                                 )
Laura R. Estes                                                  )
                                                                )
/s/ Gail P. Johnson*             Director                       )
-------------------------------                                 )
Gail P. Johnson                                                 )
                                                                )
/s/ John Y. Kim*                 Director                       )
-------------------------------                                 )
John Y. Kim                                                     )
                                                                )

/s/ Shaun P. Mathews*            Director                       )
-------------------------------                                 )
Shaun P. Mathews                                                )
                                                                )
/s/ Glen Salow*                  Director                       )
-------------------------------                                 )
Glen Salow                                                      )
                                                                )
/s/ Creed R. Terry*              Director                       )
-------------------------------                                 )
Creed R. Terry                                                  )
                                                                )
/s/ Deborah Koltenuk*            Vice President and Treasurer,  )
-------------------------------  Corporate Controller           )
Deborah Koltenuk                                                )


By:     /s/ Julie E. Rockmore
        ------------------------
            Julie E. Rockmore
           *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit       No. Exhibit                                                Page

99-B.1        Resolution of the Board of Directors of Aetna Life           *
              Insurance and Annuity Company establishing Variable
              Annuity Account C

99-B.3.1      Form of Broker-Dealer Agreement                              *

99-B.3.2      Alternative Form of Wholesale Agreement and Related          *
              Selling Agreement

99-B.4.1      Form of Variable Annuity Contract (G-CDA-IB(ATORP)           *
              and Endorsement (EGET-IC(R))

99-B.4.2      Form of Variable Annuity Contract and Certificate            *
              (G-CDA-95(TORP) and (GTCC-95(TORP))

99-B.4.3      Form of Variable Annuity Contract (G-CDA-IB(AORP)            *
              and Endorsement (EGET-IC(R))

99-B.4.4      Form of Variable Annuity Contract and Certificate            *
              (G-CDA-95(ORP) and (GTCC-95(ORP))

99-B.4.5      Form of Variable Annuity Contract (GCDA-96(TORP))            *

99-B.4.6      Endorsement (GET/96) to Form of Variable Annuity             *
              Contract G-CDA-95(TORP), GTCC95(TORP),
              G-CDA-95(ORP), GTCC-95(ORP)

99-B.5        Form of Variable Annuity Contract Application                *
              (300-MOP-IB)

99-B.6        Certification of Incorporation and By-Laws of                *
              Depositor

99-B.8.1      Fund Participation Agreement (Amended and Restated)          *
              between Aetna Life Insurance and Annuity Company,
              Alger American Fund and Fred Alger Management, Inc.
              dated March 31, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                           Page

99-B.8.2      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Calvert Asset
              Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3      Second Amendment dated January 1, 1996 to Fund               *
              Participation Agreement between Aetna Life
              Insurance and Annuity Company and Calvert Asset
              Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.4      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Fidelity
              Distributors Corporation (Variable Insurance
              Products Fund) dated February 1, 1994 and amended
              March 1, 1996

99-B.8.5      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Fidelity
              Distributors Corporation (Variable Insurance
              Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B.8.6      Service Agreement between Aetna Life Insurance and           *
              Annuity Company and Fidelity Investments
              Institutional Operations Company dated as of November 1, 1995

99-B.8.7      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Franklin
              Advisers, Inc. dated January 31, 1989

99-B.8.8      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Janus Aspen
              Series dated April 19, 1994 and amended March 1,
              1996

99-B.8.9      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Lexington
              Management Corporation regarding Natural Resources
              Trust dated December 1, 1988 and amended February
              11, 1991

*Incorporated by reference

Exhibit No.            Exhibit                                            Page

99-B.8.10     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Advisers
              Management Trust (now Neuberger & Berman Advisers
              Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995

99-B.8.11     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Scudder Variable
              Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.12     Amendment dated as of February 20, 1996 to Fund              *
              Participation Agreement between Aetna Life
              Insurance and Annuity Company and Scudder Variable
              Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993

99-B.8.13     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Investors Research
              Corporation and TCI Portfolios, Inc. dated July 29,
              1992 and amended December 27, 1992 and June 1, 1994

99-B.9        Opinion of Counsel                                           *

99-B.10.1     Consent of Independent Auditors                            ____

99-B.10.2     Consent of Counsel                                         ____

99-B.13       Computation of Performance Data                              *

99-B.15.1     Powers of Attorney                                           *

99-B.15.2     Authorization for Signatures                                 *

27            Financial Data Schedule                                    ____


*Incorporated by reference